UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 13 of its series:

Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Real Return Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, and Wells Fargo Advantage Stable Income Portfolio

Date of reporting period: August 31, 2015

ITEM 1.    INVESTMENTS

Wells Fargo Advantage C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 96.63%

Consumer Discretionary : 13.56%

Hotels, Restaurants & Leisure : 4.13%

Carnival Corporation	192,700	$9,486,621
McDonald’s Corporation	40,800	3,876,816

		13,363,437

Media : 5.78%

Omnicom Group Incorporated	138,800	9,296,824
Twenty-First Century Fox Incorporated Class A	343,600	9,411,204

		18,708,028

Multiline Retail : 1.47%
Kohl’s Corporation	92,900	4,740,687

Textiles, Apparel & Luxury Goods : 2.18%
Gildan Activewear Incorporated	224,900	7,057,362

Consumer Staples : 8.43%

Beverages : 1.76%
Diageo plc ADR	53,500	5,690,795

Household Products : 2.82%

Colgate-Palmolive Company	51,100	3,209,591
The Procter & Gamble Company	83,400	5,893,878

		9,103,469

Personal Products : 1.31%
Unilever NV ADR	105,900	4,248,708

Tobacco : 2.54%
Philip Morris International	102,900	8,211,420

Energy : 7.98%

Oil, Gas & Consumable Fuels : 7.98%

Chevron Corporation	58,640	4,749,254
Devon Energy Corporation	103,500	4,415,310
Exxon Mobil Corporation	105,400	7,930,296
Noble Energy Incorporated	84,100	2,809,781
World Fuel Services Corporation	152,300	5,886,395

		25,791,036

Financials : 27.04%

Banks : 8.93%

Bank of America Corporation	532,300	8,697,782
JPMorgan Chase & Company	174,800	11,204,680
PNC Financial Services Group Incorporated	98,500	8,975,320

		28,877,782

Capital Markets : 3.85%
State Street Corporation	173,100	12,449,352

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage C&B Large Cap Value Portfolio

Security name	Shares	Value

Consumer Finance : 2.59%
American Express Company	109,000	$8,362,480

Diversified Financial Services : 2.35%
Berkshire Hathaway Incorporated Class B †	56,800	7,613,472

Insurance : 9.32%

FNF Group	242,400	8,825,784
RenaissanceRe Holdings Limited	103,500	10,551,825
The Progressive Corporation	359,400	10,767,624

		30,145,233

Health Care : 14.00%

Health Care Equipment & Supplies : 2.59%
Becton Dickinson & Company	59,500	8,390,690

Health Care Providers & Services : 8.48%

Cardinal Health Incorporated	87,000	7,157,490
Laboratory Corporation of America Holdings †	90,700	10,685,367
UnitedHealth Group Incorporated	82,900	9,591,530

		27,434,387

Pharmaceuticals : 2.93%
Johnson & Johnson	100,700	9,463,786

Industrials : 17.79%

Aerospace & Defense : 1.33%
Rockwell Collins Incorporated	52,600	4,305,310

Air Freight & Logistics : 3.14%
United Parcel Service Incorporated Class B	104,000	10,155,600

Electrical Equipment : 2.44%
Eaton Corporation plc	138,200	7,885,692

Industrial Conglomerates : 1.89%
3M Company	43,000	6,112,020

Machinery : 4.29%

Donaldson Company Incorporated	172,100	5,388,451
Parker-Hannifin Corporation	78,900	8,494,374

		13,882,825

Trading Companies & Distributors : 4.70%

Aercap Holdings NV †	108,600	4,565,544
W.W. Grainger Incorporated	28,492	6,366,252
Wesco International Incorporated †	75,900	4,248,123

		15,179,919

Information Technology : 4.07%

Communications Equipment : 2.07%
QUALCOMM Incorporated	118,100	6,682,098

IT Services : 1.14%
The Western Union Company	200,400	3,695,376

2

Wells Fargo Advantage C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name			Shares	Value

Semiconductors & Semiconductor Equipment : 0.86%
Linear Technology Corporation			69,400	$2,795,432

Materials : 3.76%

Containers & Packaging : 3.76%

Ball Corporation			51,000	3,361,410
Crown Holdings Incorporated †			177,700	8,808,589

				12,169,999

Total Common Stocks (Cost $258,157,145)				312,516,395

		Yield

Short-Term Investments : 2.77%

Investment Companies : 2.77%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%	8,951,516	8,951,516

Total Short-Term Investments (Cost $8,951,516)				8,951,516

Total investments in securities (Cost $267,108,661)*	99.40%			321,467,911

Other assets and liabilities, net	0.60			1,948,600

Total net assets	100.00%			$323,416,511

†	Non-income-earning security
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $275,935,656 and unrealized gains (losses) consists of:

Gross unrealized gains	$64,100,464
Gross unrealized losses	(18,568,209)

Net unrealized gains	$45,532,255

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

3

Wells Fargo Advantage C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$43,869,514	$0	$0	$43,869,514
Consumer staples	27,254,392	0	0	27,254,392
Energy	25,791,036	0	0	25,791,036
Financials	87,448,319	0	0	87,448,319

Health care	45,288,863	0	0	45,288,863
Industrials	57,521,366	0	0	57,521,366
Information technology	13,172,906	0	0	13,172,906
Materials	12,169,999	0	0	12,169,999
Short-term investments
Investment companies	8,951,516	0	0	8,951,516

Total assets	$321,467,911	$0	$0	$321,467,911

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 99.04%

Consumer Discretionary : 26.28%

Auto Components : 1.19%

BorgWarner Incorporated	1,420	$61,969
Delphi Automotive plc	17,430	1,316,314

		1,378,283

Distributors : 0.51%
LKQ Corporation †	19,450	583,306

Hotels, Restaurants & Leisure : 4.61%

Chipotle Mexican Grill Incorporated †	1,560	1,107,616
Hilton Worldwide Holdings Incorporated	69,459	1,724,667
Marriott International Incorporated Class A	8,470	598,490
Starbucks Corporation	30,718	1,680,582
Yum! Brands Incorporated	2,560	204,211

		5,315,566

Household Durables : 0.75%
Jarden Corporation †	16,979	871,702

Internet & Catalog Retail : 3.59%

Amazon.com Incorporated †	6,630	3,400,461
Netflix Incorporated †	2,830	325,535
The Priceline Group Incorporated †	330	412,051

		4,138,047

Media : 3.15%

CBS Corporation Class B	910	41,168
Charter Communication Incorporated Class A †«	1,070	194,323
Comcast Corporation Class A	12,210	687,789
Liberty Global plc Class C	14,270	640,295
The Walt Disney Company	12,370	1,260,256
Time Warner Incorporated	11,450	814,095

		3,637,926

Multiline Retail : 2.68%

Dollar General Corporation	6,550	487,910
Dollar Tree Incorporated †	26,770	2,041,480
Nordstrom Incorporated	7,740	564,091

		3,093,481

Specialty Retail : 5.99%

CarMax Incorporated †	22,420	1,367,620
O’Reilly Automotive Incorporated †	3,200	768,224
The Home Depot Incorporated	18,590	2,164,991
The TJX Companies Incorporated	15,840	1,113,869
Tractor Supply Company	17,520	1,494,631

		6,909,335

Textiles, Apparel & Luxury Goods : 3.81%

Nike Incorporated Class B	21,160	2,364,630
Under Armour Incorporated Class A †	11,350	1,084,266

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)

VF Corporation	13,030	$943,763

		4,392,659

Consumer Staples : 5.11%

Beverages : 1.23%

Constellation Brands Incorporated Class A	8,260	1,057,280
The Coca-Cola Company	9,320	366,462

		1,423,742

Food & Staples Retailing : 2.82%

Costco Wholesale Corporation	9,100	1,274,455
CVS Health Corporation	9,510	973,824
Sprouts Farmers Market Incorporated †	18,838	383,730
Walgreens Boots Alliance Incorporated	7,170	620,564

		3,252,573

Household Products : 0.36%
Colgate-Palmolive Company	6,560	412,034

Personal Products : 0.70%
The Estee Lauder Companies Incorporated Class A	10,180	812,059

Energy : 1.13%

Energy Equipment & Services : 0.01%
Schlumberger Limited	100	7,737

Oil, Gas & Consumable Fuels : 1.12%

Concho Resources Incorporated †	10,590	1,145,414
EOG Resources Incorporated	1,680	131,561
Pioneer Natural Resources Company	180	22,151

		1,299,126

Financials : 4.35%

Capital Markets : 1.88%

Ameriprise Financial Incorporated	2,120	238,860
Charles Schwab Corporation	18,030	547,751
TD Ameritrade Holding Corporation	41,260	1,380,560

		2,167,171

Consumer Finance : 0.56%
Discover Financial Services	11,950	642,074

Diversified Financial Services : 1.47%

Intercontinental Exchange Incorporated	3,120	712,639
McGraw Hill Financial Incorporated	10,170	986,388

		1,699,027

REITs : 0.44%
American Tower Corporation	5,560	512,576

Health Care : 19.30%

Biotechnology : 9.95%

Alexion Pharmaceuticals Incorporated †	18,160	3,126,970

2

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Biotechnology (continued)

Biogen Idec Incorporated †	2,580	$767,034
BioMarin Pharmaceutical Incorporated †	3,240	418,738
Celgene Corporation †	20,400	2,408,832
Gilead Sciences Incorporated	15,199	1,596,959
Incyte Corporation †	3,540	411,313
Medivation Incorporated †	4,330	381,300
Regeneron Pharmaceuticals Incorporated †	4,600	2,362,100

		11,473,246

Health Care Equipment & Supplies : 1.33%

Intuitive Surgical Incorporated †	1,050	536,498
Medtronic plc	13,775	995,795

		1,532,293

Health Care Providers & Services : 1.44%

AmerisourceBergen Corporation	11,163	1,116,747
Envision Healthcare Holdings Incorporated †	8,787	360,003
McKesson Corporation	940	185,725

		1,662,475

Health Care Technology : 0.67%

Cerner Corporation †	11,330	699,741
Inovalon Holdings Incorporated †«	3,491	76,418

		776,159

Life Sciences Tools & Services : 0.91%

Illumina Incorporated †	1,050	207,491
Mettler-Toledo International Incorporated †	1,040	308,412
Quintiles Transnational Holdings Incorporated †	7,134	531,554

		1,047,457

Pharmaceuticals : 5.00%

Allergan plc †	7,476	2,270,760
Endo International plc †	10,660	820,820
Perrigo Company plc	5,220	955,103
Shire plc ADR	3,550	823,600
Zoetis Incorporated	20,081	901,034

		5,771,317

Industrials : 7.85%

Aerospace & Defense : 0.76%

The Boeing Company	6,310	824,591
United Technologies Corporation	510	46,721

		871,312

Air Freight & Logistics : 0.48%
United Parcel Service Incorporated Class B	5,650	551,723

Airlines : 1.33%

Delta Air Lines Incorporated	14,800	647,944
Southwest Airlines Company	24,300	891,810

		1,539,754

3

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

Security name	Shares	Value

Electrical Equipment : 0.12%
Rockwell Automation Incorporated	1,210	$135,314

Industrial Conglomerates : 1.62%

3M Company	3,090	439,213
Carlisle Companies Incorporated	8,390	844,873
Danaher Corporation	6,760	588,255

		1,872,341

Road & Rail : 3.23%

Canadian Pacific Railway Limited	2,640	383,328
CSX Corporation	12,340	337,869
Kansas City Southern	8,000	741,920
Norfolk Southern Corporation	6,640	517,322
Union Pacific Corporation	20,360	1,745,666

		3,726,105

Trading Companies & Distributors : 0.31%
W.W. Grainger Incorporated	1,600	357,504

Information Technology : 30.58%

Communications Equipment : 0.90%

Cisco Systems Incorporated	11,700	302,796
Palo Alto Networks Incorporated †	4,502	739,318

		1,042,114

Internet Software & Services : 9.72%

Akamai Technologies Incorporated †	27,590	1,967,443
Facebook Incorporated Class A †	45,500	4,069,065
Google Incorporated Class A †	5,074	3,287,039
Google Incorporated Class C †	3,064	1,894,318

		11,217,865

IT Services : 6.99%

Accenture plc	9,050	853,144
Alliance Data Systems Corporation †	7,290	1,874,915
Cognizant Technology Solutions Corporation Class A †	4,180	263,089
MasterCard Incorporated Class A	20,480	1,891,738
Visa Incorporated Class A	44,550	3,176,415

		8,059,301

Semiconductors & Semiconductor Equipment : 2.77%

ARM Holdings plc ADR	13,980	589,397
Avago Technologies Limited	2,982	375,643
Broadcom Corporation Class A	2,900	149,843
Microchip Technology Incorporated «	33,490	1,423,325
Texas Instruments Incorporated	13,820	661,149

		3,199,357

Software : 5.82%

Adobe Systems Incorporated †	18,490	1,452,759
Fortinet Incorporated †	3,940	166,032
Microsoft Corporation	27,040	1,176,781
Red Hat Incorporated †	2,400	173,304
Salesforce.com Incorporated †	22,654	1,571,281
ServiceNow Incorporated †	19,020	1,349,659
Splunk Incorporated †	8,280	513,112

4

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name			Shares	Value

Software (continued)

Tableau Software Incorporated Class A †			1,500	$141,255
VMware Incorporated Class A †			2,110	167,007

				6,711,190

Technology Hardware, Storage & Peripherals : 4.38%
Apple Incorporated			44,777	5,049,055

Materials : 2.81%

Chemicals : 2.81%

Airgas Incorporated			1,340	129,337
Axalta Coating Systems Limited †			28,930	844,467
Ecolab Incorporated			9,300	1,015,002
Monsanto Company			2,130	207,995
Praxair Incorporated			9,850	1,041,632

				3,238,433

Telecommunication Services : 1.63%

Diversified Telecommunication Services : 0.66%
Level 3 Communications Incorporated †			17,080	763,988

Wireless Telecommunication Services : 0.97%
SBA Communications Corporation Class A †			9,423	1,113,799

Total Common Stocks (Cost $78,464,478)				114,260,526

		Yield

Short-Term Investments : 2.12%

Investment Companies : 2.12%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	1,665,825	1,665,825
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15	780,309	780,309

Total Short-Term Investments (Cost $2,446,134)				2,446,134

Total investments in securities (Cost $80,910,612)*	101.16%			116,706,660

Other assets and liabilities, net	(1.16)			(1,343,933)

Total net assets	100.00%			$115,362,727

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $81,181,923 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,085,078
Gross unrealized losses	(1,560,341)

Net unrealized gains	$35,524,737

Abbreviations:

ADR	American depositary receipt

5

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

LLC	Limited liability company
plc	Public limited company

6

Wells Fargo Advantage Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$30,320,305	$0	$0	$30,320,305
Consumer staples	5,900,408	0	0	5,900,408
Energy	1,306,863	0	0	1,306,863
Financials	5,020,848	0	0	5,020,848
Health care	22,262,947	0	0	22,262,947
Industrials	9,054,053	0	0	9,054,053
Information technology	35,278,882	0	0	35,278,882
Materials	3,238,433	0	0	3,238,433
Telecommunication services	1,877,787	0	0	1,877,787
Short-term investments
Investment companies	780,309	1,665,825	0	2,446,134

Total assets	$115,040,835	$1,665,825	$0	$116,706,660

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Emerging Growth Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 98.96%

Consumer Discretionary : 16.43%

Auto Components : 1.88%

Gentherm Incorporated †	219,000	$9,984,210
Motorcar Parts of America Incorporated †	319,772	10,197,529

		20,181,739

Diversified Consumer Services : 0.99%
Grand Canyon Education Incorporated †	287,500	10,626,000

Hotels, Restaurants & Leisure : 6.57%

Fiesta Restaurant Group Incorporated †	507,355	26,199,812
Jack in the Box Incorporated	132,700	10,374,486
La Quinta Holdings Incorporated †	718,425	13,542,311
Planet Fitness Incorporated Class A «†	91,811	1,635,154
The Habit Restaurants Incorporated Class A «†	443,438	11,050,475
Wingstop Incorporated «†	138,200	3,781,152
Zoe’s Kitchen Incorporated «†	109,230	3,772,804

		70,356,194

Leisure Products : 0.79%

MCBC Holdings Incorporated †	178,297	2,656,625
Performance Sports Group Limited †	443,253	5,753,424

		8,410,049

Media : 0.90%
IMAX Corporation †	306,610	9,612,224

Specialty Retail : 2.98%

Boot Barn Holdings Incorporated «†	493,979	10,788,501
Five Below Incorporated †	222,097	8,588,491
Lithia Motors Incorporated Class A	117,500	12,525,500

		31,902,492

Textiles, Apparel & Luxury Goods : 2.32%
G-III Apparel Group Limited †	358,000	24,820,140

Consumer Staples : 0.01%

Food Products : 0.01%
Amplify Snack Brands Incorporated «†	11,366	149,804

Energy : 1.83%

Oil, Gas & Consumable Fuels : 1.83%

Matador Resources Company †	171,792	3,935,755
PDC Energy Incorporated †	128,000	7,191,040
RSP Permian Incorporated †	352,888	8,448,139

		19,574,934

Financials : 6.59%

Capital Markets : 1.07%
Financial Engines Incorporated «	351,130	11,397,680

Consumer Finance : 0.90%
Portfolio Recovery Associates Incorporated «†	181,300	9,661,477

Diversified Financial Services : 4.04%
MarketAxess Holdings Incorporated	478,771	43,290,474

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Growth Portfolio

Security name	Shares	Value

Thrifts & Mortgage Finance : 0.58%
LendingTree Incorporated †	58,700	$6,219,265

Health Care : 35.41%

Biotechnology : 6.93%

Exact Sciences Corporation «†	461,892	10,212,432
Ligand Pharmaceuticals Incorporated †	99,000	9,102,060
PTC Therapeutics Incorporated †	319,600	12,205,524
Radius Health Incorporated †	109,565	6,668,126
Repligen Corporation †	399,800	13,625,184
Retrophin Incorporated †	225,000	6,169,500
Spark Therapeutics Incorporated «†	72,949	3,181,306
Ultragenyx Pharmaceutical Incorporated †	117,024	13,062,219

		74,226,351

Health Care Equipment & Supplies : 9.86%

Align Technology Incorporated †	94,200	5,331,720
Cardiovascular Systems Incorporated †	614,574	14,798,942
Cerus Corporation «†	899,500	4,461,520
ConforMIS Incorporated «†	208,344	3,333,504
Cynosure Incorporated Class A †	450,078	14,240,468
DexCom Incorporated †	72,100	6,787,494
Entellus Medical Incorporated «†	252,065	5,610,967
Glaukos Corporation †	239,955	7,047,478
Inogen Incorporated †	10,900	536,393
Nevro Corporation †	154,005	6,934,845
NxStage Medical Incorporated †	780,360	13,554,853
The Spectranetics Corporation †	1,358,069	22,883,463

		105,521,647

Health Care Providers & Services : 12.63%

AAC Holdings Incorporated «†	330,281	7,797,934
Acadia Healthcare Company Incorporated †	531,860	38,841,736
Adeptus Health Incorporated Class A «†	126,835	12,637,839
Diplomat Pharmacy Incorporated †	247,026	9,755,057
ExamWorks Group Incorporated †	840,128	30,093,385
HealthEquity Incorporated †	603,782	17,702,888
Team Health Holdings Incorporated †	178,900	10,508,586
Teladoc Incorporated †	305,239	7,856,852

		135,194,277

Life Sciences Tools & Services : 1.28%

ICON plc ADR †	121,300	9,340,100
INC Research Holdings Incorporated Class A †	106,033	4,348,413

		13,688,513

Pharmaceuticals : 4.71%

Akorn Incorporated †	253,134	10,072,202
ANI Pharmaceuticals Incorporated †	182,900	8,920,033
Depomed Incorporated †	174,400	4,696,592
Horizon Pharma plc «†	415,297	12,134,978
Intersect ENT Incorporated †	576,040	14,665,978

		50,489,783

Industrials : 7.53%

Aerospace & Defense : 0.18%
TASER International Incorporated «†	81,200	1,900,080

Air Freight & Logistics : 1.10%
XPO Logistics Incorporated «†	336,000	11,793,600

2

Wells Fargo Advantage Emerging Growth Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Building Products : 1.18%
Apogee Enterprises Incorporated	243,000	$12,672,450

Electrical Equipment : 0.41%
Power Solutions International Incorporated «†	138,702	4,360,791

Machinery : 0.83%
Milacron Holdings Corporation †	450,018	8,950,858

Professional Services : 3.83%

CEB Incorporated	46,946	3,362,273
On Assignment Incorporated †	510,213	18,357,464
Wageworks Incorporated †	429,450	19,243,655

		40,963,392

Information Technology : 30.55%

Communications Equipment : 0.98%
Infinera Corporation †	482,100	10,519,422

Internet Software & Services : 10.68%

Demandware Incorporated †	369,450	20,611,616
Envestnet Incorporated †	728,492	22,750,805
HomeAway Incorporated †	449,445	12,894,577
Hortonworks Incorporated «†	194,227	4,614,834
MaxPoint Interactive Incorporated †	420,668	1,960,313
Q2 Holdings Incorporated †	535,833	14,017,391
SPS Commerce Incorporated †	497,432	33,835,325
Xactly Corporation †	537,857	3,662,806

		114,347,667

IT Services : 1.85%

InterXion Holding NV †	510,100	13,997,144
MAXIMUS Incorporated	95,000	5,752,250

		19,749,394

Semiconductors & Semiconductor Equipment : 1.36%

Cavium Incorporated †	129,200	8,788,184
Monolithic Power Systems Incorporated	118,600	5,703,474

		14,491,658

Software : 15.68%

Barracuda Networks Incorporated «†	180,776	4,752,601
Callidus Software Incorporated †	899,552	14,185,935
Fleetmatics Group plc †	339,120	15,179,011
Guidewire Software Incorporated †	170,601	9,538,302
HubSpot Incorporated «†	239,976	11,348,465
MobileIron Incorporated «†	507,423	2,085,509
Paycom Software Incorporated «†	281,700	10,856,718
Paylocity Holding Corporation †	217,233	7,173,034
Proofpoint Incorporated †	674,240	37,986,682
Qlik Technologies Incorporated †	228,400	8,647,224
Qualys Incorporated †	169,900	4,937,294
Rapid7 Incorporated †	76,136	1,605,708
Synchronoss Technologies Incorporated †	422,501	17,064,815
Tyler Technologies Incorporated †	84,225	11,626,419
Ultimate Software Group Incorporated †	61,870	10,900,874

		167,888,591

3

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Growth Portfolio

Security name			Shares	Value

Telecommunication Services : 0.61%

Wireless Telecommunication Services : 0.61%
Ringcentral Incorporated Class A †			378,600	$6,515,706

Total Common Stocks (Cost $813,777,244)				1,059,476,652

Short-Term Investments : 11.27%

		Yield

Investment Companies : 11.27%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	108,645,225	108,645,225
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15	11,964,875	11,964,875

Total Short-Term Investments (Cost $120,610,100)				120,610,100

Total investments in securities (Cost $934,387,344)*	110.23%			1,180,086,752

Other assets and liabilities, net	(10.23)			(109,531,950)

Total net assets	100.00%			$1,070,554,802

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $935,820,320 and unrealized gains (losses) consists of:

Gross unrealized gains	$285,348,896
Gross unrealized losses	(41,082,464)

Net unrealized gains	$244,266,432

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$175,908,838	$0	$0	$175,908,838
Consumer staples	149,804	0	0	149,804
Energy	19,574,934	0	0	19,574,934
Financials	70,568,896	0	0	70,568,896
Health care	379,120,571	0	0	379,120,571
Industrials	80,641,171	0	0	80,641,171
Information technology	326,996,732	0	0	326,996,732
Telecommunication services	6,515,706	0	0	6,515,706
Short-term investments
Investment companies	11,964,875	108,645,225	0	120,610,100

Total assets	$1,071,441,527	$108,645,225	$0	$1,180,086,752

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 98.27%

Consumer Discretionary : 12.68%

Auto Components : 0.38%

BorgWarner Incorporated	31,523	$1,375,647
Delphi Automotive plc	40,226	3,037,868
Johnson Controls Incorporated	91,229	3,753,161
The Goodyear Tire & Rubber Company	37,583	1,118,846

		9,285,522

Automobiles : 0.60%

Ford Motor Company	553,834	7,681,678
General Motors Company	188,085	5,537,222
Harley-Davidson Incorporated	29,125	1,632,456

		14,851,356

Distributors : 0.07%
Genuine Parts Company	21,204	1,770,322

Diversified Consumer Services : 0.05%
H&R Block Incorporated	38,347	1,304,565

Hotels, Restaurants & Leisure : 1.79%

Carnival Corporation	62,833	3,093,269
Chipotle Mexican Grill Incorporated †	4,325	3,070,793
Darden Restaurants Incorporated	17,525	1,191,875
Marriott International Incorporated Class A	28,729	2,029,991
McDonald’s Corporation	133,537	12,688,686
Royal Caribbean Cruises Limited	22,978	2,025,740
Starbucks Corporation	209,045	11,436,852
Starwood Hotels & Resorts Worldwide Incorporated	23,807	1,701,486
Wyndham Worldwide Corporation	16,724	1,279,052
Wynn Resorts Limited	11,359	852,493
Yum! Brands Incorporated	60,241	4,805,425

		44,175,662

Household Durables : 0.45%

D.R. Horton Incorporated	46,480	1,411,598
Garmin Limited	16,803	631,961
Harman International Industries Incorporated	9,913	968,897
Leggett & Platt Incorporated	19,198	852,775
Lennar Corporation Class A	24,872	1,265,985
Mohawk Industries Incorporated †	8,655	1,704,775
Newell Rubbermaid Incorporated	37,434	1,577,094
PulteGroup Incorporated	45,716	945,864
Whirlpool Corporation	10,956	1,841,704

		11,200,653

Internet & Catalog Retail : 1.86%

Amazon.com Incorporated †	53,199	27,285,235
Expedia Incorporated	13,891	1,597,326
Netflix Incorporated †	59,121	6,800,689
The Priceline Group Incorporated †	7,222	9,017,678
TripAdvisor Incorporated †	15,595	1,090,091

		45,791,019

Leisure Products : 0.09%

Hasbro Incorporated	15,608	1,164,201
Mattel Incorporated	47,136	1,104,396

		2,268,597

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value

Media : 3.12%

Cablevision Systems Corporation New York Group Class A	30,715	$773,097
CBS Corporation Class B	63,079	2,853,694
Comcast Corporation Class A	350,179	19,725,583
Discovery Communications Incorporated Class A †	20,779	552,721
Discovery Communications Incorporated Class C †	36,375	922,470
Interpublic Group of Companies Incorporated	57,529	1,086,148
News Corporation Class A †	69,760	950,829
Omnicom Group Incorporated	34,037	2,279,798
Scripps Networks Interactive Incorporated Class A	13,241	702,965
TEGNA Incorporated	31,605	751,883
The Walt Disney Company	217,476	22,156,455
Time Warner Cable Incorporated	39,383	7,326,026
Time Warner Incorporated	114,881	8,168,039
Twenty-First Century Fox Incorporated Class A	246,510	6,751,909
Viacom Incorporated Class B	49,774	2,029,286

		77,030,903

Multiline Retail : 0.73%

Dollar General Corporation	41,392	3,083,290
Dollar Tree Incorporated †	31,052	2,368,026
Kohl’s Corporation	27,567	1,406,744
Macy’s Incorporated	46,868	2,746,933
Nordstrom Incorporated	19,643	1,431,582
Target Corporation	88,953	6,912,538

		17,949,113

Specialty Retail : 2.60%

Advance Auto Parts Incorporated	10,195	1,786,674
AutoNation Incorporated †	10,485	627,422
AutoZone Incorporated †	4,420	3,164,676
Bed Bath & Beyond Incorporated †	23,866	1,482,317
Best Buy Company Incorporated	40,792	1,498,698
CarMax Incorporated †	29,149	1,778,089
GameStop Corporation Class A «	14,868	631,593
L Brands Incorporated	34,167	2,866,611
Lowe’s Companies Incorporated	129,939	8,987,881
O’Reilly Automotive Incorporated †	14,070	3,377,785
Ross Stores Incorporated	57,648	2,802,846
Signet Jewelers Limited	11,163	1,540,494
Staples Incorporated	89,254	1,268,299
The Gap Incorporated	36,631	1,201,863
The Home Depot Incorporated	180,969	21,075,650
The TJX Companies Incorporated	94,789	6,665,562
Tiffany & Company	15,655	1,287,624
Tractor Supply Company	19,007	1,621,487
Urban Outfitters Incorporated †	13,567	418,678

		64,084,249

Textiles, Apparel & Luxury Goods : 0.94%

Coach Incorporated	38,491	1,164,353
Fossil Group Incorporated †	5,984	368,495
HanesBrands Incorporated	55,959	1,684,925
Michael Kors Holdings Limited †	27,682	1,203,060
Nike Incorporated Class B	97,020	10,841,985
PVH Corporation	11,520	1,370,650
Ralph Lauren Corporation	8,419	936,109
Under Armour Incorporated Class A †	23,422	2,237,504
VF Corporation	47,365	3,430,647

		23,237,728

Consumer Staples : 9.50%

Beverages : 2.18%

Brown-Forman Corporation Class B	21,709	2,129,653

2

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Beverages (continued)

Coca-Cola Enterprises Incorporated	29,862	$1,537,594
Constellation Brands Incorporated Class A	23,604	3,021,312
Dr Pepper Snapple Group Incorporated	26,711	2,049,535
Molson Coors Brewing Company Class B	22,242	1,514,458
Monster Beverage Corporation †	20,482	2,835,938
PepsiCo Incorporated	205,639	19,110,032
The Coca-Cola Company	546,517	21,489,048

		53,687,570

Food & Staples Retailing : 2.39%

Costco Wholesale Corporation	61,228	8,574,981
CVS Health Corporation	157,196	16,096,870
Sysco Corporation	82,721	3,298,086
The Kroger Company	136,587	4,712,252
Wal-Mart Stores Incorporated	219,852	14,231,020
Walgreens Boots Alliance Incorporated	121,569	10,521,797
Whole Foods Market Incorporated	49,914	1,635,183

		59,070,189

Food Products : 1.66%

Archer Daniels Midland Company	86,428	3,888,396
Campbell Soup Company	24,759	1,188,184
ConAgra Foods Incorporated	59,496	2,479,793
General Mills Incorporated	83,045	4,713,634
Hormel Foods Corporation	18,777	1,147,275
Kellogg Company	34,907	2,313,636
Keurig Green Mountain Incorporated	16,088	910,581
McCormick & Company Incorporated	17,803	1,411,422
Mead Johnson Nutrition Company	28,217	2,210,520
Mondelez International Incorporated Class A	226,616	9,599,454
The Hershey Company	20,446	1,830,326
The JM Smucker Company	13,503	1,589,573
The Kraft Heinz Company	82,515	5,995,540
Tyson Foods Incorporated Class A	40,643	1,718,386

		40,996,720

Household Products : 1.68%

Colgate-Palmolive Company	118,461	7,440,535
Kimberly-Clark Corporation	50,725	5,403,734
The Clorox Company	18,275	2,031,632
The Procter & Gamble Company	377,966	26,710,857

		41,586,758

Personal Products : 0.10%
The Estee Lauder Companies Incorporated Class A	31,103	2,481,086

Tobacco : 1.49%

Altria Group Incorporated	273,975	14,679,581
Philip Morris International	215,822	17,222,596
Reynolds American Incorporated	57,910	4,849,963

		36,752,140

Energy : 7.13%

Energy Equipment & Services : 1.19%

Baker Hughes Incorporated	60,558	3,391,248
Cameron International Corporation †	26,666	1,780,222
Diamond Offshore Drilling Incorporated «	9,363	221,997
Ensco plc Class A ADR	32,648	591,255
FMC Technologies Incorporated †	32,170	1,118,873
Halliburton Company	118,541	4,664,588

3

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value

Energy Equipment & Services (continued)

Helmerich & Payne Incorporated	14,998	$885,032
National Oilwell Varco Incorporated	54,037	2,287,386
Schlumberger Limited	176,894	13,686,289
Transocean Limited «	47,584	677,120

		29,304,010

Oil, Gas & Consumable Fuels : 5.94%

Anadarko Petroleum Corporation	70,764	5,065,287
Apache Corporation	52,536	2,376,729
Cabot Oil & Gas Corporation	57,622	1,363,913
Chesapeake Energy Corporation «	72,106	563,148
Chevron Corporation	261,982	21,217,922
Cimarex Energy Company	13,050	1,442,156
Columbia Pipeline Group Incorporated	44,216	1,121,318
ConocoPhillips Company	171,770	8,442,496
CONSOL Energy Incorporated «	31,879	485,517
Devon Energy Corporation	53,837	2,296,686
EOG Resources Incorporated	76,476	5,988,836
EQT Corporation	21,224	1,651,652
Exxon Mobil Corporation	582,499	43,827,225
Hess Corporation	34,032	2,023,202
Kinder Morgan Incorporated	241,648	7,831,812
Marathon Oil Corporation	94,032	1,625,813
Marathon Petroleum Corporation	75,687	3,580,752
Murphy Oil Corporation	23,306	722,486
Newfield Exploration Company †	22,681	755,504
Noble Energy Incorporated	59,632	1,992,305
Occidental Petroleum Corporation	107,012	7,812,946
ONEOK Incorporated	29,084	1,047,315
Phillips 66	75,555	5,974,134
Pioneer Natural Resources Company	20,800	2,559,648
Range Resources Corporation	23,198	895,907
Southwestern Energy Company †	53,914	875,563
Spectra Energy Corporation	93,527	2,718,830
Tesoro Corporation	17,544	1,614,223
The Williams Companies Incorporated	93,915	4,526,703
Valero Energy Corporation	70,859	4,204,773

		146,604,801

Financials : 16.36%

Banks : 6.08%

Bank of America Corporation	1,463,120	23,907,381
BB&T Corporation	108,260	3,996,959
Citigroup Incorporated	422,707	22,606,370
Comerica Incorporated	24,800	1,091,200
Fifth Third Bancorp	112,837	2,247,713
Huntington Bancshares Incorporated	112,642	1,228,924
JPMorgan Chase & Company	517,017	33,140,790
KeyCorp	118,183	1,623,834
M&T Bank Corporation	18,525	2,190,396
People’s United Financial Incorporated	43,064	667,492
PNC Financial Services Group Incorporated	72,155	6,574,764
Regions Financial Corporation	186,734	1,790,779
SunTrust Banks Incorporated	71,918	2,903,330
US Bancorp	247,014	10,461,043
Wells Fargo & Company (l)	652,808	34,814,251
Zions Bancorporation	28,310	820,990

		150,066,216

Capital Markets : 2.17%

Affiliated Managers Group Incorporated †	7,624	1,421,419
Ameriprise Financial Incorporated	25,269	2,847,058
Bank of New York Mellon Corporation	156,246	6,218,591
BlackRock Incorporated	17,691	5,350,997

4

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Capital Markets (continued)

Charles Schwab Corporation	161,036	$4,892,274
E*TRADE Financial Corporation †	40,386	1,061,748
Franklin Resources Incorporated	54,338	2,205,036
Goldman Sachs Group Incorporated	55,974	10,556,696
Invesco Limited	60,005	2,046,771
Legg Mason Incorporated	13,590	602,445
Morgan Stanley	214,077	7,374,953
Northern Trust Corporation	30,562	2,134,450
State Street Corporation	57,354	4,124,900
T. Rowe Price Group Incorporated	36,605	2,631,167

		53,468,505

Consumer Finance : 0.78%

American Express Company	121,705	9,337,208
Capital One Financial Corporation	76,126	5,918,797
Discover Financial Services	61,648	3,312,347
Navient Corporation	54,197	693,180

		19,261,532

Diversified Financial Services : 2.02%

Berkshire Hathaway Incorporated Class B †	254,081	34,057,017
CME Group Incorporated	44,206	4,174,815
Intercontinental Exchange Incorporated	15,569	3,556,115
Leucadia National Corporation	43,930	942,738
McGraw Hill Financial Incorporated	38,131	3,698,326
Moody’s Corporation	24,785	2,535,753
The NASDAQ OMX Group Incorporated	16,500	844,635

		49,809,399

Insurance : 2.74%

ACE Limited	45,500	4,648,280
AFLAC Incorporated	60,447	3,542,194
American International Group Incorporated	185,764	11,209,000
Aon plc	39,250	3,667,520
Assurant Incorporated	9,462	703,500
Cincinnati Financial Corporation	20,608	1,078,417
Genworth Financial Incorporated Class A †	69,295	358,948
Lincoln National Corporation	35,250	1,790,348
Loews Corporation	41,391	1,508,702
Marsh & McLennan Companies Incorporated	75,009	4,030,234
MetLife Incorporated	155,452	7,788,145
Principal Financial Group Incorporated	38,180	1,922,363
Prudential Financial Incorporated	63,111	5,093,058
The Allstate Corporation	56,982	3,320,911
The Chubb Corporation	32,008	3,866,886
The Hartford Financial Services Group Incorporated	58,503	2,688,213
The Progressive Corporation	74,381	2,228,455
The Travelers Companies Incorporated	44,400	4,420,020
Torchmark Corporation	17,569	1,027,084
Unum Group	34,761	1,165,884
XL Group plc	42,720	1,593,029

		67,651,191

Real Estate Management & Development : 0.05%
CBRE Group Incorporated Class A †	38,967	1,247,723

REITs : 2.49%

American Tower Corporation	58,943	5,433,955
Apartment Investment & Management Company Class A	21,772	784,445
AvalonBay Communities Incorporated	18,416	3,039,745
Boston Properties Incorporated	21,372	2,423,157
Care Capital Properties Incorporated †	1	24
Crown Castle International Corporation	47,017	3,920,748

5

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value

REITs (continued)

Equinix Incorporated	7,930	$2,139,276
Equity Residential Company Limited	50,710	3,613,088
Essex Property Trust Incorporated	9,105	1,954,115
General Growth Properties Incorporated	87,660	2,224,811
HCP Incorporated	64,319	2,383,662
Health Care REIT Incorporated	48,905	3,098,132
Host Hotels & Resorts Incorporated	105,557	1,871,526
Iron Mountain Incorporated	26,107	739,872
Kimco Realty Corporation	57,503	1,325,444
Plum Creek Timber Company	24,468	941,773
Prologis Incorporated	73,009	2,774,342
Public Storage Incorporated	20,233	4,072,296
Realty Income Corporation «	32,397	1,447,822
Simon Property Group Incorporated	43,365	7,776,212
SL Green Realty Corporation	13,874	1,436,098
The Macerich Company	19,623	1,494,880
Ventas Incorporated	46,097	2,536,257
Vornado Realty Trust	24,394	2,126,913
Weyerhaeuser Company	72,131	2,015,340

		61,573,933

Thrifts & Mortgage Finance : 0.03%
Hudson City Bancorp Incorporated	67,133	624,337

Health Care : 14.98%

Biotechnology : 3.16%

Alexion Pharmaceuticals Incorporated †	31,193	5,371,123
Amgen Incorporated	105,926	16,077,448
Baxalta Incorporated	75,824	2,665,214
Biogen Idec Incorporated †	32,772	9,743,116
Celgene Corporation †	110,498	13,047,604
Gilead Sciences Incorporated	204,741	21,512,137
Regeneron Pharmaceuticals Incorporated †	10,503	5,393,291
Vertex Pharmaceuticals Incorporated †	33,959	4,330,452

		78,140,385

Health Care Equipment & Supplies : 2.11%

Abbott Laboratories	207,409	9,393,554
Baxter International Incorporated	75,824	2,915,433
Becton Dickinson & Company	29,171	4,113,694
Boston Scientific Corporation †	186,779	3,126,680
C.R. Bard Incorporated	10,344	2,004,564
DENTSPLY International Incorporated	19,479	1,020,894
Edwards Lifesciences Corporation †	14,985	2,111,087
Intuitive Surgical Incorporated †	5,135	2,623,728
Medtronic plc	198,536	14,352,167
St. Jude Medical Incorporated	39,026	2,763,431
Stryker Corporation	41,648	4,108,575
Varian Medical Systems Incorporated †	13,903	1,129,619
Zimmer Holdings Incorporated	23,769	2,461,518

		52,124,944

Health Care Providers & Services : 2.79%

Aetna Incorporated	48,649	5,571,283
AmerisourceBergen Corporation	29,076	2,908,763
Anthem Incorporated	36,854	5,198,257
Cardinal Health Incorporated	46,091	3,791,907
CIGNA Corporation	35,856	5,048,166
DaVita HealthCare Partners Incorporated †	23,956	1,812,032
Express Scripts Holding Company †	94,141	7,870,188
HCA Holdings Incorporated †	40,405	3,499,881
Henry Schein Incorporated †	11,650	1,593,837
Humana Incorporated	20,867	3,814,279
Laboratory Corporation of America Holdings †	13,987	1,647,808

6

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Health Care Providers & Services (continued)

McKesson Corporation	32,259	$6,373,733
Patterson Companies Incorporated	11,937	547,073
Quest Diagnostics Incorporated	20,011	1,356,746
Tenet Healthcare Corporation †	13,823	680,506
UnitedHealth Group Incorporated	132,616	15,343,671
Universal Health Services Incorporated Class B	12,699	1,741,541

		68,799,671

Health Care Technology : 0.11%
Cerner Corporation †	42,663	2,634,867

Life Sciences Tools & Services : 0.44%

Agilent Technologies Incorporated	46,419	1,685,474
PerkinElmer Incorporated	15,770	767,684
Thermo Fisher Scientific Incorporated	55,456	6,952,519
Waters Corporation †	11,521	1,398,419

		10,804,096

Pharmaceuticals : 6.37%

AbbVie Incorporated	239,564	14,951,189
Allergan plc †	54,674	16,606,681
Bristol-Myers Squibb Company	232,238	13,811,194
Eli Lilly & Company	136,053	11,203,965
Endo International plc †	28,249	2,175,173
Hospira Incorporated †	24,071	2,165,668
Johnson & Johnson	386,332	36,307,481
Mallinckrodt plc †	16,297	1,405,453
Merck & Company Incorporated	393,601	21,195,414
Mylan NV †	57,347	2,843,838
Perrigo Company plc	20,377	3,728,380
Pfizer Incorporated	857,867	27,640,475
Zoetis Incorporated	69,653	3,125,330

		157,160,241

Industrials : 9.76%

Aerospace & Defense : 2.60%

General Dynamics Corporation	43,508	6,179,441
Honeywell International Incorporated	108,905	10,810,999
L-3 Communications Holdings Incorporated	11,474	1,210,163
Lockheed Martin Corporation	37,274	7,498,783
Northrop Grumman Corporation	26,998	4,420,653
Precision Castparts Corporation	19,258	4,434,155
Raytheon Company	42,511	4,359,928
Rockwell Collins Incorporated	18,427	1,508,250
Textron Incorporated	38,680	1,500,784
The Boeing Company	89,596	11,708,405
United Technologies Corporation	115,339	10,566,206

		64,197,767

Air Freight & Logistics : 0.72%

C.H. Robinson Worldwide Incorporated	20,318	1,370,043
Expeditors International of Washington Incorporated	26,648	1,304,953
FedEx Corporation	36,726	5,531,303
United Parcel Service Incorporated Class B	96,680	9,440,802

		17,647,101

Airlines : 0.49%

American Airlines Group Incorporated	96,519	3,762,311
Delta Air Lines Incorporated	114,423	5,009,439

7

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value

Airlines (continued)

Southwest Airlines Company	93,105	$3,416,954

		12,188,704

Building Products : 0.08%

Allegion plc	13,329	794,542
Masco Corporation	48,426	1,270,214

		2,064,756

Commercial Services & Supplies : 0.43%

Cintas Corporation	13,228	1,124,248
Pitney Bowes Incorporated	28,098	556,621
Republic Services Incorporated	34,753	1,424,178
Stericycle Incorporated †	11,848	1,672,227
The ADT Corporation	23,865	782,295
Tyco International plc	58,657	2,128,663
Waste Management Incorporated	59,318	2,969,459

		10,657,691

Construction & Engineering : 0.10%

Fluor Corporation	20,539	936,989
Jacobs Engineering Group Incorporated †	17,496	707,013
Quanta Services Incorporated †	29,511	715,347

		2,359,349

Electrical Equipment : 0.49%

AMETEK Incorporated	33,648	1,810,935
Eaton Corporation plc	65,075	3,713,180
Emerson Electric Company	93,106	4,443,018
Rockwell Automation Incorporated	18,752	2,097,036

		12,064,169

Industrial Conglomerates : 2.32%

3M Company	88,374	12,561,480
Danaher Corporation	85,793	7,465,707
General Electric Company	1,403,747	34,841,001
Roper Industries Incorporated	14,004	2,269,908

		57,138,096

Machinery : 1.31%

Caterpillar Incorporated	84,098	6,428,451
Cummins Incorporated	23,361	2,844,202
Deere & Company	46,514	3,803,915
Dover Corporation	22,344	1,384,211
Flowserve Corporation	18,765	846,864
Illinois Tool Works Incorporated	47,128	3,983,730
Ingersoll-Rand plc	36,880	2,039,095
Joy Global Incorporated	13,577	328,835
Paccar Incorporated	49,429	2,914,828
Parker-Hannifin Corporation	19,320	2,079,991
Pentair plc	25,027	1,383,743
Snap-on Incorporated	8,125	1,298,131
Stanley Black & Decker Incorporated	21,417	2,174,254
Xylem Incorporated	25,268	819,947

		32,330,197

Professional Services : 0.22%

Dun & Bradstreet Corporation	5,020	531,969
Equifax Incorporated	16,580	1,623,182
Nielsen Holdings plc	51,422	2,325,817

8

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Professional Services (continued)

Robert Half International Incorporated	18,818	$960,283

		5,441,251

Road & Rail : 0.83%

CSX Corporation	137,642	3,768,638
J.B. Hunt Transport Services Incorporated	12,828	933,622
Kansas City Southern	15,401	1,428,289
Norfolk Southern Corporation	42,471	3,308,916
Ryder System Incorporated	7,427	608,791
Union Pacific Corporation	121,985	10,458,994

		20,507,250

Trading Companies & Distributors : 0.17%

Fastenal Company	37,874	1,459,664
United Rentals Incorporated †	13,510	936,648
W.W. Grainger Incorporated	8,298	1,854,105

		4,250,417

Information Technology : 19.64%

Communications Equipment : 1.49%

Cisco Systems Incorporated	708,550	18,337,274
F5 Networks Incorporated †	10,021	1,216,650
Harris Corporation	17,168	1,318,846
Juniper Networks Incorporated	48,957	1,258,684
Motorola Solutions Incorporated	25,861	1,676,310
QUALCOMM Incorporated	227,026	12,845,131

		36,652,895

Electronic Equipment, Instruments & Components : 0.37%

Amphenol Corporation Class A	43,038	2,253,470
Corning Incorporated	175,338	3,017,567
FLIR Systems Incorporated	19,522	558,915
TE Connectivity Limited	56,645	3,358,482

		9,188,434

Internet Software & Services : 3.55%

Akamai Technologies Incorporated †	24,876	1,773,908
eBay Incorporated †	154,013	4,175,292
Facebook Incorporated Class A †	293,426	26,241,087
Google Incorporated Class A †	39,873	25,830,527
Google Incorporated Class C †	39,987	24,721,963
VeriSign Incorporated «†	14,599	1,006,455
Yahoo! Incorporated †	121,589	3,920,029

		87,669,261

IT Services : 3.65%

Accenture plc Class A	87,248	8,224,869
Alliance Data Systems Corporation †	8,644	2,223,150
Automatic Data Processing Incorporated	65,413	5,057,733
Cognizant Technology Solutions Corporation Class A †	85,055	5,353,362
Computer Sciences Corporation	19,181	1,189,030
Fidelity National Information Services Incorporated	39,491	2,727,248
Fiserv Incorporated †	32,989	2,812,972
International Business Machines Corporation	127,587	18,868,841
MasterCard Incorporated Class A	135,026	12,472,352
Paychex Incorporated	45,543	2,033,950
PayPal Holdings Incorporated †	154,013	5,390,455
Teradata Corporation †	19,783	578,257
Total System Services Incorporated	22,853	1,047,353

9

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value

IT Services (continued)

Visa Incorporated Class A	269,307	$19,201,589
Western Union Company	71,931	1,326,408
Xerox Corporation	144,570	1,470,277

		89,977,846

Semiconductors & Semiconductor Equipment : 2.28%

Altera Corporation	41,947	2,036,527
Analog Devices Incorporated	43,682	2,440,077
Applied Materials Incorporated	171,582	2,759,896
Avago Technologies Limited	36,197	4,559,736
Broadcom Corporation Class A	75,766	3,914,829
First Solar Incorporated †	10,535	503,994
Intel Corporation	660,919	18,862,628
KLA-Tencor Corporation	22,280	1,116,451
Lam Research Corporation	22,057	1,605,088
Linear Technology Corporation	33,362	1,343,821
Microchip Technology Incorporated «	29,302	1,245,335
Micron Technology Incorporated †	150,088	2,462,944
NVIDIA Corporation	71,205	1,600,688
Qorvo Incorporated †	20,819	1,155,663
Skyworks Solutions Incorporated	26,623	2,325,519
Texas Instruments Incorporated	144,940	6,933,930
Xilinx Incorporated	36,027	1,509,171

		56,376,297

Software : 3.76%

Activision Blizzard Incorporated	69,807	1,998,574
Adobe Systems Incorporated †	66,211	5,202,198
Autodesk Incorporated †	31,716	1,482,723
CA Incorporated	44,103	1,203,571
Citrix Systems Incorporated †	22,331	1,520,964
Electronic Arts Incorporated †	43,319	2,865,552
Intuit Incorporated	38,405	3,293,229
Microsoft Corporation	1,127,014	49,047,649
Oracle Corporation	444,137	16,473,041
Red Hat Incorporated †	25,539	1,844,171
Salesforce.com Incorporated †	84,937	5,891,230
Symantec Corporation	94,837	1,943,210

		92,766,112

Technology Hardware, Storage & Peripherals : 4.54%

Apple Incorporated	802,609	90,502,191
EMC Corporation	270,562	6,728,877
Hewlett-Packard Company	251,664	7,061,692
NetApp Incorporated	43,437	1,388,247
SanDisk Corporation	28,967	1,580,440
Seagate Technology plc «	44,217	2,272,754
Western Digital Corporation	30,240	2,478,470

		112,012,671

Materials : 2.90%

Chemicals : 2.16%

Air Products & Chemicals Incorporated	26,928	3,757,264
Airgas Incorporated	9,468	913,851
CF Industries Holdings Incorporated	32,788	1,881,375
E.I. du Pont de Nemours & Company	126,115	6,494,923
Eastman Chemical Company	20,755	1,503,907
Ecolab Incorporated	37,335	4,074,742
FMC Corporation	18,604	787,135
International Flavors & Fragrances Incorporated	11,269	1,234,519
LyondellBasell Industries NV Class A	54,729	4,672,762
Monsanto Company	66,329	6,477,027
PPG Industries Incorporated	37,874	3,609,013

10

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Chemicals (continued)

Praxair Incorporated	40,166	$4,247,555
Sigma-Aldrich Corporation	16,638	2,319,504
The Dow Chemical Company	150,979	6,606,841
The Mosaic Company	43,238	1,765,408
The Sherwin-Williams Company	11,035	2,822,863

		53,168,689

Construction Materials : 0.13%

Martin Marietta Materials Incorporated	8,649	1,451,302
Vulcan Materials Company	18,482	1,730,285

		3,181,587

Containers & Packaging : 0.25%

Avery Dennison Corporation	12,681	736,512
Ball Corporation	19,206	1,265,867
Owens-Illinois Incorporated †	22,465	468,395
Sealed Air Corporation	29,280	1,506,456
WestRock Company	36,324	2,155,829

		6,133,059

Metals & Mining : 0.26%

Alcoa Incorporated	182,448	1,724,134
Freeport-McMoRan Incorporated	144,896	1,541,693
Newmont Mining Corporation	73,677	1,257,666
Nucor Corporation	44,461	1,924,717

		6,448,210

Paper & Forest Products : 0.10%
International Paper Company	58,912	2,541,464

Telecommunication Services : 2.40%

Diversified Telecommunication Services : 2.40%

AT&T Incorporated	856,006	28,419,399
CenturyLink Incorporated	78,540	2,123,722
Frontier Communications Corporation	160,675	814,622
Level 3 Communications Incorporated †	40,987	1,833,349
Verizon Communications Incorporated	568,202	26,142,974

		59,334,066

Utilities : 2.92%

Electric Utilities : 1.67%

American Electric Power Company Incorporated	68,257	3,705,673
Duke Energy Corporation	96,343	6,831,682
Edison International	45,391	2,654,466
Entergy Corporation	25,010	1,633,903
Eversource Energy	44,254	2,090,559
Exelon Corporation	119,986	3,690,769
FirstEnergy Corporation	58,795	1,879,088
Nextera Energy Incoporated	61,874	6,089,020
Pepco Holdings Incorporated	35,221	809,379
Pinnacle West Capital Corporation	15,429	918,488
PPL Corporation	93,079	2,884,518
The Southern Company	126,536	5,492,928
Xcel Energy Incorporated	70,622	2,382,080

		41,062,553

Gas Utilities : 0.04%
AGL Resources Incorporated	16,709	1,019,082

11

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name				Shares	Value

Independent Power & Renewable Electricity Producers : 0.08%

AES Corporation				95,076	$1,140,912
NRG Energy Incorporated				46,461	925,503

					2,066,415

Multi-Utilities : 1.13%

Ameren Corporation				33,803	1,361,923
CenterPoint Energy Incorporated				59,935	1,115,990
CMS Energy Corporation				38,450	1,260,391
Consolidated Edison Incorporated				40,803	2,566,917
Dominion Resources Incorporated				82,681	5,767,000
DTE Energy Company				24,984	1,950,251
NiSource Incorporated				44,216	742,387
PG&E Corporation				66,891	3,316,456
Public Service Enterprise Group Incorporated				70,475	2,836,619
SCANA Corporation				19,911	1,053,093
Sempra Energy				32,424	3,075,416
TECO Energy Incorporated				32,756	690,169
WEC Energy Group Incorporated				43,915	2,092,550

					27,829,162

Total Common Stocks (Cost $1,251,760,125)					2,425,074,554

		Yield

Short-Term Investments : 0.99%

Investment Companies : 0.90%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%		8,410,405	8,410,405
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15		13,993,569	13,993,569

					22,403,974

			Maturity date	Principal

U.S. Treasury Securities : 0.09%

U.S. Treasury Bill (z)#		0.00	10-8-2015	$1,270,000	1,270,000
U.S. Treasury Bill (z)#		0.02	10-22-2015	630,000	629,976
U.S. Treasury Bill (z)#		0.04	11-27-2015	280,000	279,999

					2,179,975

Total Short-Term Investments (Cost $24,583,925)					24,583,949

Total investments in securities (Cost $1,276,344,050)*	99.26%				2,449,658,503

Other assets and liabilities, net	0.74				18,148,427

Total net assets	100.00%				$2,467,806,930

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,353,528,482 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,207,135,027
Gross unrealized losses	(111,005,006)

Net unrealized gains	$1,096,130,021

Abbreviations:

ADR	American depositary receipt

12

Wells Fargo Advantage Index Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

13

Wells Fargo Advantage Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$312,949,689	$0	$0	$312,949,689
Consumer staples	234,574,463	0	0	234,574,463
Energy	175,908,811	0	0	175,908,811
Financials	403,702,836	0	0	403,702,836
Health care	369,664,204	0	0	369,664,204
Industrials	240,846,748	0	0	240,846,748
Information technology	484,643,516	0	0	484,643,516
Materials	71,473,009	0	0	71,473,009
Telecommunication services	59,334,066	0	0	59,334,066
Utilities	71,977,212	0	0	71,977,212
Short-term investments
Investment companies	13,993,569	8,410,405	0	22,403,974
U.S. Treasury securities	2,179,975	0	0	2,179,975

Total assets	$2,441,248,098	$8,410,405	$0	$2,449,658,503

Liabilities
Futures contracts	$396,705	$0	$0	$396,705

Total liabilities	$396,705	$0	$0	$396,705

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	674,695	1,700	23,587	652,808	$34,814,251

Derivative transactions

For the three months ended August 31, 2015, the Portfolio entered into futures contracts to gain market exposure.

At August 31, 2015, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized losses
9-17-2015	Jefferies Bache	78 Long	S&P 500 Index	$38,399,400	$(1,166,190)

Wells Fargo Advantage International Growth Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 90.90%

Belgium : 3.64%

Anheuser-Busch InBev NV (Consumer Staples, Beverages)	27,562	$3,014,312
Telenet Group Holding NV (Consumer Discretionary, Media)†	22,161	1,249,367
UCB SA (Health Care, Pharmaceuticals)	14,872	1,127,150

		5,390,829

China : 8.53%

Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	39,729	5,850,095
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	119,000	694,802
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	194,000	138,928
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	2,596,096	964,737
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	316,728	1,550,935
Tencent Holdings Limited (Information Technology, Internet Software & Services)	202,000	3,435,281

		12,634,778

France : 4.84%

L’Oreal SA (Consumer Staples, Personal Products)	6,427	1,101,282
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,518	1,254,060
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	80,293	1,269,521
Pernod-Ricard SA (Consumer Staples, Beverages)	11,923	1,251,242
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	75,093	2,284,021

		7,160,126

Germany : 9.88%

Allianz AG (Financials, Insurance)	9,666	1,542,944
Bayer AG (Health Care, Pharmaceuticals)	47,628	6,464,268
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	6,423	592,607
Beiersdorf AG (Consumer Staples, Personal Products)	23,191	1,920,036
Deutsche Post AG (Industrials, Air Freight & Logistics)	20,628	568,392
Linde AG (Materials, Chemicals)	20,340	3,535,522

		14,623,769

Hong Kong : 3.35%

AIA Group Limited (Financials, Insurance)	898,600	4,968,356

India : 1.81%

Adani Ports & Special Economic Zone Limited (Industrials, Transportation Infrastructure)	31,504	168,456
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	97,734	1,743,922
Infosys Limited ADR (Information Technology, IT Services)	45,043	772,487

		2,684,865

Italy : 1.62%

Mediaset SpA (Consumer Discretionary, Media)	233,720	1,120,413
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)†	1,046,086	1,271,297

		2,391,710

Japan : 7.89%

Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	495,000	1,535,200
NGK Insulators Limited (Industrials, Machinery)	80,000	1,803,440
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	95,300	3,482,319
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	800	102,149
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	16,000	655,124

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage International Growth Portfolio

Security name	Shares	Value

Japan (continued)

Toyota Motor Corporation (Consumer Discretionary, Automobiles)	69,200	$4,105,138

		11,683,370

Mexico : 2.88%

Grupo Televisa SAB ADR (Consumer Discretionary, Media)	139,315	4,257,466

Netherlands : 2.80%

ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	45,188	4,141,808

South Korea : 0.01%

Orion Corporation (Consumer Staples, Food Products)	18	14,199

Spain : 2.51%

Grifols SA (Health Care, Biotechnology)	19,909	816,671
Grifols SA ADR (Health Care, Biotechnology)	19,557	592,382
International Consolidated Airlines Group SA (Industrials, Airlines)†	279,686	2,313,271

		3,722,324

Sweden : 1.91%

Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	13,505	1,384,637
Swedbank AB Class A (Financials, Banks)	63,274	1,445,451

		2,830,088

Switzerland : 13.69%

Actelion Limited (Health Care, Biotechnology)	17,543	2,395,568
Adecco SA (Industrials, Professional Services)	26,514	2,083,213
Credit Suisse Group AG (Financials, Capital Markets)	53,912	1,447,283
Nestle SA (Consumer Staples, Food Products)	56,869	4,194,651
Novartis AG (Health Care, Pharmaceuticals)	17,921	1,755,670
Roche Holding AG (Health Care, Pharmaceuticals)	13,804	3,769,985
Syngenta AG (Materials, Chemicals)	9,897	3,429,882
Zurich Insurance Group AG (Financials, Insurance)	4,325	1,188,799

		20,265,051

United Kingdom : 18.22%

Babcock International Group plc (Industrials, Commercial Services & Supplies)	50,483	750,647
Barclays plc (Financials, Banks)	279,640	1,121,902
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	270,954	1,818,409
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	31,082	1,583,485
Croda International plc (Materials, Chemicals)	45,688	2,027,530
Delphi Automotive plc (Consumer Discretionary, Auto Components)	36,819	2,780,571
Diageo plc (Consumer Staples, Beverages)	1,639	43,510
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	35,127	1,323,843
Johnson Matthey plc (Materials, Chemicals)	74,266	3,082,650
Liberty Global plc Class A (Consumer Discretionary, Media)	54,426	2,618,979
Liberty Global plc Class C (Consumer Discretionary, Media)	90,407	4,056,562
Liberty Global plc Liberty Latin America and Caribbean Group Class A (Consumer Discretionary, Media)†	1,166	40,075
Liberty Global plc Liberty Latin America and Caribbean Group Class C (Consumer Discretionary, Media)†	2,561	85,153
Lloyds Banking Group plc (Financials, Banks)	1,730,223	2,054,464
SABMiller plc (Consumer Staples, Beverages)	25,235	1,182,604
WPP plc (Consumer Discretionary, Media)	116,402	2,413,141

		26,983,525

2

Wells Fargo Advantage International Growth Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name				Shares	Value

United States : 7.32%

Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†				38,443	$2,419,602
Medtronic plc (Health Care, Health Care Equipment & Supplies)				89,179	6,446,750
Royal Caribbean Cruises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)				13,505	1,190,601
WABCO Holdings Incorporated (Industrials, Machinery)†				6,761	779,679

					10,836,632

Total Common Stocks (Cost $118,798,100)					134,588,896

			Expiration date

Participation Notes : 1.08%

United Kingdom : 1.08%

HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)			11-17-2016	115,900	1,594,663

Total Participation Notes (Cost $969,118)					1,594,663

		Dividend yield

Preferred Stocks : 2.02%

Germany : 2.02%

Henkel AG & Company KGaA (Consumer Staples, Household Products)		1.33%		11,870	1,242,749
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles)		3.28		25,156	1,753,292

Total Preferred Stocks (Cost $3,046,187)					2,996,041

		Yield

Short-Term Investments : 6.24%

Investment Companies : 6.24%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15		9,234,290	9,234,290

Total Short-Term Investments (Cost $9,234,290)					9,234,290

Total investments in securities (Cost $132,047,695)*	100.24%				148,413,890

Other assets and liabilities, net	(0.24)				(352,669)

Total net assets	100.00%				$148,061,221

†	Non-income-earning security
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $132,366,168 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,413,024
Gross unrealized losses	(5,365,302)

Net unrealized gains	$16,047,722

Abbreviations:

ADR	American depositary receipt
plc	Public limited company
SDR	Swedish depositary receipt

3

Wells Fargo Advantage International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$5,390,829	$0	$0	$5,390,829
China	12,634,778	0	0	12,634,778
France	7,160,126	0	0	7,160,126
Germany	14,623,769	0	0	14,623,769
Hong Kong	4,968,356	0	0	4,968,356
India	2,684,865	0	0	2,684,865
Italy	2,391,710	0	0	2,391,710
Japan	11,683,370	0	0	11,683,370
Mexico	4,257,466	0	0	4,257,466
Netherlands	4,141,808	0	0	4,141,808
South Korea	14,199	0	0	14,199
Spain	3,722,324	0	0	3,722,324
Sweden	2,830,088	0	0	2,830,088
Switzerland	20,265,051	0	0	20,265,051
United Kingdom	26,983,525	0	0	26,983,525
United States	10,836,632	0	0	10,836,632
Participation notes
United Kingdom	0	1,594,663	0	1,594,663
Preferred stocks
Germany	2,996,041	0	0	2,996,041
Short-term investments
Investment companies	9,234,290	0	0	9,234,290

Total assets	$146,819,227	$1,594,663	$0	$148,413,890

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 96.79%

Australia : 4.92%

AGL Energy Limited (Utilities, Multi-Utilities)	131,500	$1,580,600
Arrium Limited (Materials, Metals & Mining)	3,063,400	239,808
Bendigo Bank Limited (Financials, Banks)	272,500	2,127,353
Boart Longyear Group Limited (Industrials, Construction & Engineering)†	199,991	10,674
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)«	207,386	460,469
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,418,977
CSR Limited (Materials, Construction Materials)	754,900	1,670,769
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	1,336,776
Fortescue Metals Group Limited (Materials, Metals & Mining)«	394,700	536,497
Independence Group NL (Materials, Metals & Mining)«	404,400	952,589
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	3,477,101
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,630,735
Metcash Limited (Consumer Staples, Food & Staples Retailing)«	785,500	606,516
Mincor Resources NL (Materials, Metals & Mining)(i)	570,994	119,873
Mineral Resources Limited (Materials, Metals & Mining)«	144,300	448,760
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)«	1,059,500	912,332
Panoramic Resources Limited (Materials, Metals & Mining)	368,800	99,733
Primary Health Care Limited (Health Care, Health Care Providers & Services)«	339,000	998,772
Qantas Airways Limited (Industrials, Airlines)†	617,700	1,477,010
Rio Tinto Limited (Materials, Metals & Mining)	58,300	2,086,492
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	585,238
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	217,480

		23,994,554

Austria : 1.08%

OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,053,390
Raiffeisen Bank International AG (Financials, Banks)†«	81,200	1,099,802
RHI AG (Materials, Construction Materials)«	64,721	1,353,036
Voestalpine AG (Materials, Metals & Mining)	47,700	1,744,967

		5,251,195

Belgium : 0.72%

Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	3,533,039

Brazil : 1.08%

Banco do Brasil SA (Financials, Banks)	309,500	1,521,621
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	253,200	1,098,214
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	189,652
JBS SA (Consumer Staples, Food Products)	625,700	2,441,276

		5,250,763

Canada : 2.43%

Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	131,600	6,493,974
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	120,200	3,174,026
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,189,115

		11,857,115

China : 2.55%

China BlueChemical Limited H Shares (Materials, Chemicals)	1,984,000	563,196
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,042,909
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	4,152,000	2,764,411
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,747,500	2,290,901
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	1,741,150
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	1,225,000	2,326,695

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage International Value Portfolio

Security name	Shares	Value

China (continued)

Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	823,400	$1,716,911

		12,446,173

Czech Republic : 0.27%

CEZ AS (Utilities, Electric Utilities)	57,500	1,314,698

Denmark : 0.34%

Sydbank AG (Financials, Banks)	43,000	1,636,901

Finland : 0.44%

TietoEnator Oyj (Information Technology, IT Services)	82,700	2,124,234

France : 8.88%

Alstom SA (Industrials, Machinery)†«	83,800	2,601,982
AXA SA (Financials, Insurance)	132,200	3,334,128
BNP Paribas SA (Financials, Banks)	49,100	3,100,342
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,323,929
Credit Agricole SA (Financials, Banks)	219,328	2,974,349
Electricite de France SA (Utilities, Electric Utilities)	148,600	3,216,638
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,367,176
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	82,900	8,202,127
SCOR SE (Financials, Insurance)	109,700	3,870,261
Societe Generale SA (Financials, Banks)	39,000	1,901,759
Thales SA (Industrials, Aerospace & Defense)	59,100	4,072,656
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	4,290,463

		43,255,810

Germany : 8.32%

Allianz AG (Financials, Insurance)	35,700	5,698,645
BASF SE (Materials, Chemicals)	46,500	3,747,568
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	2,878,612
Daimler AG (Consumer Discretionary, Automobiles)	75,700	6,087,288
Deutsche Bank AG (Financials, Capital Markets)	130,100	3,835,934
E.ON SE (Utilities, Multi-Utilities)	87,200	988,790
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	3,152,368
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	19,700	3,621,023
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,720,571
Rhoen Klinikum AG (Health Care, Health Care Providers & Services)	73,100	1,959,678
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	43,300	1,491,200
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	4,227,613
Wincor Nixdorf AG (Information Technology, Technology Hardware, Storage & Peripherals)	26,600	1,134,270

		40,543,560

Hong Kong : 2.25%

China Resources Cement Holdings Limited (Materials, Construction Materials)	3,186,000	1,566,269
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	875,907
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	1,012,500	1,400,507
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,122,515
TCL Communication Technology Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals)«	1,586,000	1,072,334
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,718,937
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,189,550

		10,946,019

Hungary : 0.16%

Richter Gedeon (Health Care, Pharmaceuticals)	50,300	769,239

2

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

India : 0.77%

Gail Limited (Utilities, Gas Utilities)	28,100	$747,460
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)†	83,800	2,121,816
Tata Steel Limited GDR (Industrials, Machinery)(i)	245,900	863,109

		3,732,385

Ireland : 0.99%

C&C Group plc (Consumer Staples, Beverages)	240,000	956,072
Permanent Tsb Group Holdings plc (Financials, Banks)†	1,115	6,068
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,852,032

		4,814,172

Israel : 1.26%

Bank Hapoalim Limited (Financials, Banks)	542,900	2,754,377
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	3,366,374

		6,120,751

Italy : 1.15%

Enel SpA (Utilities, Electric Utilities)	688,400	3,102,314
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	2,516,736

		5,619,050

Japan : 22.15%

Adeka Corporation (Materials, Chemicals)	155,300	1,954,780
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,676,348
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	206,300	1,376,638
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	2,731,414
Aozora Bank Limited (Financials, Banks)	588,000	2,153,438
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	2,280,266
CKD Corporation (Industrials, Machinery)	171,200	1,567,468
Dainippon Ink & Chemicals Incorporated (Materials, Chemicals)	808,700	1,954,461
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	1,128,417
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	682,000	2,908,352
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,445,246
Fujikura Limited (Industrials, Electrical Equipment)	348,000	1,725,145
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	110,300	1,256,893
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,409,526
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,872,277
JFE Holdings Incorporated (Materials, Metals & Mining)	70,000	1,086,939
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	1,578,020
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	102,800	2,559,083
Kureha Corporation (Materials, Chemicals)	271,000	956,720
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,755,681
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,646,628
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	2,831,222
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	56,900	986,076
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,078,657
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	660,308
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	4,336,584
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,389,150
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,604,135
Namura Shipbuilding Company Limited (Industrials, Machinery)	108,800	795,124
Nichirei Corporation (Consumer Staples, Food Products)	252,000	1,542,327
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	234,000	8,935,563
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	419,800	3,798,578
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	3,768,961
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	48,200	1,644,171
Resona Holdings Incorporated (Financials, Banks)	1,013,300	5,130,231

3

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage International Value Portfolio

Security name	Shares	Value

Japan (continued)

Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	166,000	$1,623,236
Sankyu Incorporated (Industrials, Road & Rail)	370,000	1,861,674
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,437,258
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,026,663
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	149,000	1,893,917
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	4,110,905
Suzuken Company Limited (Health Care, Health Care Providers & Services)	26,400	908,055
The Keiyo Bank Limited (Financials, Banks)	62,000	326,275
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	234,000	870,491
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	162,500	3,637,770
Tsumura & Company (Health Care, Pharmaceuticals)	79,300	1,765,420
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,917,697

		107,904,188

Liechtenstein : 0.11%

Verwaltungs-und Privat-Bank AG (Financials, Capital Markets)(i)	6,558	558,344

Netherlands : 2.24%

Aegon NV (Financials, Insurance)«	334,000	2,056,143
ING Groep NV (Financials, Banks)	237,100	3,630,415
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	263,630	5,211,090

		10,897,648

Norway : 1.56%

Atea ASA (Information Technology, IT Services)	84,900	741,514
DnB Nor ASA (Financials, Banks)	148,800	2,129,749
Marine Harvest ASA (Consumer Staples, Food Products)	195,900	2,363,408
Yara International ASA (Materials, Chemicals)	53,600	2,392,863

		7,627,534

Poland : 0.45%

Asseco Poland SA (Information Technology, Software)	101,800	1,412,440
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	759,106

		2,171,546

Russia : 0.83%

Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)(i)	150,014	1,725,161
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)(i)	886	10,136
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,332,044

		4,067,341

Singapore : 0.90%

DBS Group Holdings Limited (Financials, Banks)	227,000	2,857,106
United Overseas Bank Limited (Financials, Banks)	113,000	1,551,993

		4,409,099

South Africa : 0.54%

Barclays Africa Group Limited (Financials, Banks)	200,300	2,624,716

South Korea : 3.24%

BS Financial Group Incorporated (Financials, Banks)	13,188	154,989
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,642,148
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	31,000	1,750,835
Industrial Bank of Korea (Financials, Banks)	192,500	2,148,383
KT&G Corporation (Consumer Staples, Tobacco)	43,000	4,017,332
Kwangju Bank (Financials, Banks)†	13,510	89,324
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,600,465

4

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

South Korea (continued)

Woori Bank (Financials, Banks)	178,044	$1,372,869

		15,776,345

Spain : 0.54%

Banco Santander Central Hispano SA (Financials, Banks)	429,681	2,632,631

Sweden : 2.30%

Boliden AB (Materials, Metals & Mining)	169,300	2,797,670
Nordea Bank AB (Financials, Banks)	177,300	2,098,448
Saab AB Class B (Industrials, Aerospace & Defense)	89,000	2,274,935
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,686,735
TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	2,353,444

		11,211,232

Switzerland : 4.77%

Baloise Holding AG (Financials, Insurance)	28,800	3,527,564
Credit Suisse Group AG (Financials, Capital Markets)	273,395	7,339,368
Georg Fischer AG (Industrials, Machinery)	3,000	1,803,135
Swiss Life Holding AG (Financials, Insurance)	6,800	1,592,634
Swiss Reinsurance AG (Financials, Insurance)	48,500	4,166,891
UBS Group AG (Financials, Capital Markets)	5,400	111,894
Zurich Insurance Group AG (Financials, Insurance)	17,100	4,700,222

		23,241,708

Taiwan : 0.81%

Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,549,000	1,254,411
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,678,479

		3,932,890

Thailand : 0.69%

Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,137,299
Thanachart Capital PCL (Financials, Banks)	1,481,500	1,219,257

		3,356,556

United Kingdom : 18.05%

3i Group plc (Financials, Capital Markets)	409,100	3,087,343
Alent plc (Materials, Chemicals)	90,300	660,957
AMEC plc (Energy, Energy Equipment & Services)	83,300	1,030,899
Amlin plc (Financials, Insurance)	317,800	2,516,347
Anglo American plc (Materials, Metals & Mining)	107,000	1,216,659
AstraZeneca plc (Health Care, Pharmaceuticals)	38,500	2,434,024
Aviva plc (Financials, Insurance)	314,900	2,337,790
BAE Systems plc (Industrials, Aerospace & Defense)	939,800	6,521,281
Barclays plc (Financials, Banks)	715,000	2,868,545
Barratt Developments plc (Consumer Discretionary, Household Durables)	318,600	3,126,463
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	58,800	3,042,509
BP plc (Energy, Oil, Gas & Consumable Fuels)	844,300	4,670,560
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	509,700	3,420,666
Carillion plc (Industrials, Construction & Engineering)	261,500	1,369,541
Centrica plc (Utilities, Multi-Utilities)	898,500	3,353,116
Chemring Group plc (Industrials, Aerospace & Defense)	247,200	853,489
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	239,976	2,036,385
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,238,200	1,438,314
easyJet plc (Industrials, Airlines)	75,100	1,939,505
Firstgroup plc (Industrials, Road & Rail)†	952,400	1,592,989
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	110,500	2,272,982

5

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage International Value Portfolio

Security name			Shares	Value

United Kingdom (continued)

Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)			290,000	$676,853
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)«			907,900	3,381,230
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)			547,900	609,546
Lloyds Banking Group plc (Financials, Banks)			1,749,400	2,077,231
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			558,800	1,301,653
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)†			236,800	1,315,398
Mondi plc (Materials, Paper & Forest Products)			127,600	2,893,957
Old Mutual plc (Financials, Insurance)			982,800	3,019,230
Pace plc (Consumer Discretionary, Household Durables)			308,800	1,615,841
Petrofac Limited (Energy, Energy Equipment & Services)			149,300	2,043,580
Premier Foods plc (Consumer Staples, Food Products)†			73,926	39,420
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			287,900	7,539,020
Standard Chartered plc (Financials, Banks)			253,000	2,969,948
Tate & Lyle plc (Consumer Staples, Food Products)			158,800	1,320,738
Tullett Prebon plc (Financials, Capital Markets)			279,500	1,618,213
Vesuvius plc (Industrials, Machinery)			145,400	889,788
WH Smith plc (Consumer Discretionary, Specialty Retail)			47,500	1,093,331
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			679,700	1,757,448

				87,952,789

Total Common Stocks (Cost $502,532,900)				471,574,225

		Dividend yield

Preferred Stocks : 0.41%

Brazil : 0.41%

Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±		11.19	349,800	745,579
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±		26.39	109,056	226,132
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±		13.67	257,700	1,005,461

				1,977,172

Total Preferred Stocks (Cost $7,494,241)

Short-Term Investments : 4.59%

		Yield

Investment Companies : 4.59%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.15	17,931,586	17,931,586
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15	4,460,088	4,460,088

Total Short-Term Investments (Cost $22,391,674)				22,391,674

Total investments in securities (Cost $532,418,815)*	101.79%			495,943,071

Other assets and liabilities, net	(1.79)			(8,712,618)

Total net assets	100.00%			$487,230,453

±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
(i)	Illiquid security
†	Non-income-earning security
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

6

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

*	Cost for federal income tax purposes is $533,985,714 and unrealized gains (losses) consists of:

Gross unrealized gains	$65,739,369
Gross unrealized losses	(103,782,012)

Net unrealized losses	$(38,042,643)

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

7

Wells Fargo Advantage International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$23,994,554	$0	$0	$23,994,554
Austria	5,251,195	0	0	5,251,195
Belgium	3,533,039	0	0	3,533,039
Brazil	5,250,763	0	0	5,250,763
Canada	11,857,115	0	0	11,857,115
China	12,446,173	0	0	12,446,173
Czech Republic	1,314,698	0	0	1,314,698
Denmark	1,636,901	0	0	1,636,901
Finland	2,124,234	0	0	2,124,234
France	43,255,810	0	0	43,255,810
Germany	40,543,560	0	0	40,543,560
Hong Kong	10,946,019	0	0	10,946,019
Hungary	769,239	0	0	769,239
India	3,732,385	0	0	3,732,385
Ireland	4,814,172	0	0	4,814,172
Israel	6,120,751	0	0	6,120,751
Italy	5,619,050	0	0	5,619,050

Japan	107,904,188	0	0	107,904,188
Liechtenstein	558,344	0	0	558,344
Netherlands	10,897,648	0	0	10,897,648
Norway	7,627,534	0	0	7,627,534
Poland	2,171,546	0	0	2,171,546
Russia	4,067,341	0	0	4,067,341
Singapore	4,409,099	0	0	4,409,099
South Africa	2,624,716	0	0	2,624,716
South Korea	15,776,345	0	0	15,776,345
Spain	2,632,631	0	0	2,632,631
Sweden	11,211,232	0	0	11,211,232
Switzerland	23,241,708	0	0	23,241,708
Taiwan	3,932,890	0	0	3,932,890
Thailand	3,356,556	0	0	3,356,556
United Kingdom	87,952,789	0	0	87,952,789
Preferred stocks
Brazil	1,977,172	0	0	1,977,172

Short-term investments
Investment companies	4,460,088	17,931,586	0	22,391,674

Total assets	$478,011,485	$17,931,586	$0	$495,943,071

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Company Value Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 96.83%

Consumer Discretionary : 6.80%

Automobiles : 0.92%
Ford Motor Company	50,830	$705,012

Hotels, Restaurants & Leisure : 2.07%
Norwegian Cruise Line Holdings Limited †	27,689	1,594,886

Leisure Products : 0.94%
Mattel Incorporated	31,070	727,970

Media : 1.13%
Omnicom Group Incorporated	13,026	872,481

Multiline Retail : 0.75%
JCPenney Company Incorporated «†	63,783	581,063

Textiles, Apparel & Luxury Goods : 0.99%
PVH Corporation	6,432	765,279

Consumer Staples : 6.95%

Food & Staples Retailing : 3.51%

CVS Health Corporation	21,792	2,231,501
Rite Aid Corporation †	57,782	476,702

		2,708,203

Food Products : 0.97%
TreeHouse Foods Incorporated †	9,442	749,412

Household Products : 1.11%
The Procter & Gamble Company	12,169	859,983

Personal Products : 1.36%
Herbalife Limited «†	18,156	1,045,241

Energy : 10.90%

Energy Equipment & Services : 1.58%
Baker Hughes Incorporated	21,820	1,221,920

Oil, Gas & Consumable Fuels : 9.32%

Chevron Corporation	8,779	711,011
ConocoPhillips Company	18,980	932,867
Exxon Mobil Corporation	27,013	2,032,458
Marathon Oil Corporation	56,883	983,507
Noble Energy Incorporated	29,050	970,561
Valero Energy Corporation	18,325	1,087,406
Whiting Petroleum Corporation †	24,159	466,993

		7,184,803

Financials : 30.50%

Banks : 12.43%

Bank of America Corporation	63,481	1,037,280
BOK Financial Corporation	24,034	1,520,872
Citigroup Incorporated	20,562	1,099,656
First Republic Bank	26,169	1,578,252
JPMorgan Chase & Company	31,756	2,035,560

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Large Company Value Portfolio

Security name	Shares	Value

Banks (continued)

KeyCorp	108,508	$1,490,900
SunTrust Banks Incorporated	20,443	825,284

		9,587,804

Capital Markets : 3.52%

Ameriprise Financial Incorporated	16,299	1,836,408
Goldman Sachs Group Incorporated	4,631	873,407

		2,709,815

Insurance : 8.55%

ACE Limited	7,047	719,922
American International Group Incorporated	37,167	2,242,657
Endurance Specialty Holdings Limited	17,362	1,106,828
MetLife Incorporated	31,892	1,597,789
The Hartford Financial Services Group Incorporated	20,193	927,868

		6,595,064

REITs : 6.00%

Alexandria Real Estate Equities Incorporated	18,665	1,605,003
Equity Residential	16,508	1,176,195
LaSalle Hotel Properties	33,432	1,051,771
VEREIT Incorporated	97,729	795,514

		4,628,483

Health Care : 13.12%

Biotechnology : 2.11%

Baxalta Incorporated	25,511	896,712
Gilead Sciences Incorporated	6,927	727,820

		1,624,532

Health Care Equipment & Supplies : 0.95%
Medtronic plc	10,172	735,334

Health Care Providers & Services : 2.97%

Cigna Corporation	5,529	778,428
HCA Holdings Incorporated †	9,106	788,762
McKesson Corporation	3,672	725,514

		2,292,704

Pharmaceuticals : 7.09%

AbbVie Incorporated	14,067	877,921
Allergan plc †	3,361	1,020,870
Johnson & Johnson	7,594	713,684
Merck & Company Incorporated	16,463	886,533
Pfizer Incorporated	61,095	1,968,481

		5,467,489

Industrials : 10.66%

Aerospace & Defense : 1.59%
Raytheon Company	11,949	1,225,489

Airlines : 0.46%
United Continental Holdings Incorporated †	6,218	354,239

2

Wells Fargo Advantage Large Company Value Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies : 1.84%

Progressive Waste Solutions Limited	23,414	$645,524
West Corporation	31,792	773,817

		1,419,341

Electrical Equipment : 0.87%
Eaton Corporation plc	11,799	673,251

Industrial Conglomerates : 1.38%
General Electric Company	42,941	1,065,796

Machinery : 2.14%

Crane Company	9,104	478,324
Stanley Black & Decker Incorporated	11,540	1,171,541

		1,649,865

Professional Services : 0.80%
CEB Incorporated	8,546	612,065

Road & Rail : 1.58%

AMERCO	1,434	537,119
Con-way Incorporated	19,437	684,182

		1,221,301

Information Technology : 9.31%

Communications Equipment : 0.94%
Cisco Systems Incorporated	28,008	724,847

Electronic Equipment, Instruments & Components : 1.95%

Synnex Corporation	13,907	1,101,295
TE Connectivity Limited	6,811	403,824

		1,505,119

Internet Software & Services : 1.71%

Google Incorporated Class C †	1,496	924,902
Yahoo! Incorporated †	12,230	394,295

		1,319,197

Semiconductors & Semiconductor Equipment : 2.15%

NXP Semiconductors NV †	12,286	1,040,010
Skyworks Solutions Incorporated	7,058	616,516

		1,656,526

Technology Hardware, Storage & Peripherals : 2.56%

Apple Incorporated	7,011	790,560
NCR Corporation †	33,551	841,795
Seagate Technology plc «	6,638	341,193

		1,973,548

Materials : 2.90%

Chemicals : 1.28%

Cabot Corporation	11,863	401,800

3

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Large Company Value Portfolio

Security name			Shares	Value

Chemicals (continued)

FMC Corporation			13,799	$583,836

				985,636

Containers & Packaging : 1.09%
Crown Holdings Incorporated †			17,021	843,731

Paper & Forest Products : 0.53%
International Paper Company			9,473	408,665

Telecommunication Services : 2.02%

Diversified Telecommunication Services : 2.02%

AT&T Incorporated			22,528	747,930
Verizon Communications Incorporated			17,570	808,396

				1,556,326

Utilities : 3.67%

Electric Utilities : 2.83%

Duke Energy Corporation			15,099	1,070,670
The Southern Company			25,711	1,116,115

				2,186,785

Gas Utilities : 0.84%
Atmos Energy Corporation			11,822	647,725

Total Common Stocks (Cost $66,834,672)				74,686,930

Short-Term Investments : 4.60%

		Yield

Investment Companies : 4.60%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	1,907,200	1,907,200
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15	1,641,657	1,641,657

Total Short-Term Investments (Cost $3,548,857)				3,548,857

Total investments in securities (Cost $70,383,529)*	101.43%			78,235,787

Other assets and liabilities, net	(1.43)			(1,105,991)

Total net assets	100.00%			$77,129,796

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $70,946,034 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,301,905
Gross unrealized losses	(5,012,152)

Net unrealized gains	$7,289,753

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$5,246,691	$0	$0	$5,246,691
Consumer staples	5,362,839	0	0	5,362,839
Energy	8,406,723	0	0	8,406,723
Financials	23,521,166	0	0	23,521,166
Health care	10,120,059	0	0	10,120,059
Industrials	8,221,347	0	0	8,221,347
Information technology	7,179,237	0	0	7,179,237
Materials	2,238,032	0	0	2,238,032
Telecommunication services	1,556,326	0	0	1,556,326
Utilities	2,834,510	0	0	2,834,510
Short-term investments
Investment companies	1,641,657	1,907,200	0	3,548,857

Total assets	$76,328,587	$1,907,200	$0	$78,235,787

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 96.75%

Consumer Discretionary : 14.92%

Auto Components : 1.32%

Gentherm Incorporated †	211,690	$9,650,947
Modine Manufacturing Company †	307,718	2,732,536

		12,383,483

Diversified Consumer Services : 2.04%

2U Incorporated †	238,271	8,332,337
Houghton Mifflin Harcourt Company †	475,620	10,739,500

		19,071,837

Hotels, Restaurants & Leisure : 2.67%

Brinker International Incorporated	129,505	6,880,601
Del Frisco’s Restaurant Group Incorporated †	305,966	4,540,535
Krispy Kreme Doughnuts Incorporated †	496,690	8,513,267
Zoe’s Kitchen Incorporated «†	146,680	5,066,327

		25,000,730

Household Durables : 0.72%
William Lyon Homes Class A †	299,051	6,776,496

Leisure Products : 0.40%
Malibu Boats Incorporated †	214,220	3,699,579

Media : 2.59%

IMAX Corporation †	306,946	9,622,757
Lions Gate Entertainment Corporation	246,759	9,053,588
Media General Incorporated †	474,120	5,570,910

		24,247,255

Multiline Retail : 0.84%
Burlington Stores Incorporated †	147,440	7,827,590

Specialty Retail : 3.54%

Chico’s FAS Incorporated	327,117	4,877,314
Dick’s Sporting Goods Incorporated	188,289	9,438,928
Monro Muffler Brake Incorporated	168,213	10,663,022
Party City Holdco Incorporated †	478,760	8,110,194

		33,089,458

Textiles, Apparel & Luxury Goods : 0.80%
Skechers U.S.A. Incorporated Class A †	53,438	7,520,864

Consumer Staples : 0.99%

Food Products : 0.99%

Freshpet Incorporated «†	296,690	3,854,003
Whitewave Foods Company †	117,066	5,401,425

		9,255,428

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value

Energy : 2.86%

Energy Equipment & Services : 0.50%
Hornbeck Offshore Services Incorporated «†	237,200	$4,684,700

Oil, Gas & Consumable Fuels : 2.36%

Diamondback Energy Incorporated †	106,739	7,289,206
GasLog Limited «	337,623	4,689,583
Memorial Resource Development Corporation †	383,310	7,440,047
Ring Energy Incorporated «†	261,490	2,680,273

		22,099,109

Financials : 11.05%

Banks : 2.51%

ServisFirst Bancshares Incorporated	128,840	4,830,212
Signature Bank †	56,003	7,475,840
SVB Financial Group †	89,282	11,167,393

		23,473,445

Capital Markets : 4.63%

Evercore Partners Incorporated Class A	242,014	12,676,693
LPL Financial Holdings Incorporated «	217,381	8,743,064
Stifel Financial Corporation †	189,888	8,848,781
Virtu Financial Incorporated «	341,050	8,028,317
Virtus Investment Partners Incorporated	43,944	5,056,197

		43,353,052

Insurance : 1.68%

Argo Group International Holdings Limited	205,160	11,484,857
Patriot National Incorporated †	259,170	4,214,104

		15,698,961

REITs : 1.01%
QTS Realty Trust Incorporated Class A	235,265	9,455,300

Thrifts & Mortgage Finance : 1.22%
Essent Group Limited †	426,564	11,427,650

Health Care : 24.90%

Biotechnology : 6.75%

Alnylam Pharmaceuticals Incorporated †	60,362	6,211,853
Celldex Therapeutics Incorporated «†	315,030	4,675,045
Cepheid Incorporated †	317,840	15,491,522
Exact Sciences Corporation «†	215,522	4,765,191
Flexion Therapeutics Incorporated †	163,340	3,938,127
Intrexon Corporation «	86,567	3,852,232
Oncomed Pharmaceuticals Incorporated «†	183,910	3,602,797
Portola Pharmaceuticals Incorporated †	129,215	6,093,779
Radius Health Incorporated †	66,570	4,051,450
Tesaro Incorporated †	100,431	5,170,188
Tetraphase Pharmaceuticals †	122,418	5,314,165

		63,166,349

Health Care Equipment & Supplies : 7.69%

Accuray Incorporated «†	781,378	5,383,694
Analogic Corporation	93,770	7,555,987
Atricure Incorporated †	273,573	6,691,596

2

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies (continued)

Cerus Corporation «†	1,273,519	$6,316,654
DexCom Incorporated †	115,676	10,889,739
Endologix Incorporated «†	572,352	7,429,129
Inogen Incorporated †	144,440	7,119,448
LDR Holding Corporation †	181,640	6,778,805
Nevro Corporation †	176,860	7,964,006
The Spectranetics Corporation «†	343,784	5,792,760

		71,921,818

Health Care Providers & Services : 6.45%

Adeptus Health Incorporated Class A «†	111,540	11,113,846
AMN Healthcare Services Incorporated †	370,139	12,436,670
Capital Senior Living Corporation †	279,950	5,834,158
Ensign Group Incorporated	148,865	6,989,212
HealthEquity Incorporated †	362,400	10,625,568
LifePoint Hospitals Incorporated †	93,226	7,283,747
Teladoc Incorporated «†	234,630	6,039,376

		60,322,577

Health Care Technology : 1.17%

Evolent Health Incorporated Class A †	375,250	6,379,250
Medidata Solutions Incorporated †	95,432	4,582,645

		10,961,895

Life Sciences Tools & Services : 1.46%
ICON plc ADR †	177,212	13,645,324

Pharmaceuticals : 1.38%

Akorn Incorporated †	172,211	6,852,276
Cempra Holdings Incorporated †	129,470	4,453,768
Pernix Therapeutics Holdings Incorporated «†	340,000	1,638,800

		12,944,844

Industrials : 14.49%

Aerospace & Defense : 1.36%

Astronics Corporation	131,668	6,801,969
Esterline Technologies Corporation †	72,901	5,956,741

		12,758,710

Air Freight & Logistics : 0.97%
Hub Group Incorporated Class A †	241,929	9,118,304

Building Products : 2.52%

A.O. Smith Corporation	153,829	9,923,509
NCI Building Systems Incorporated †	486,214	5,071,212
PGT Incorporated †	644,070	8,611,216

		23,605,937

Commercial Services & Supplies : 4.50%

Copart Incorporated †	256,610	8,986,482
KAR Auction Services Incorporated	258,130	9,561,135
Mobile Mini Incorporated	203,270	6,913,213
TrueBlue Incorporated †	385,230	9,245,520

3

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value

Commercial Services & Supplies (continued)

West Corporation	303,200	$7,379,888

		42,086,238

Construction & Engineering : 0.90%
Comfort Systems USA Incorporated	305,472	8,467,684

Machinery : 0.81%
Wabash National Corporation †	618,248	7,561,173

Professional Services : 1.33%

On Assignment Incorporated †	238,474	8,580,295
RPX Corporation †	279,865	3,853,741

		12,434,036

Road & Rail : 2.10%

Genesee & Wyoming Incorporated Class A †	103,407	7,070,971
Roadrunner Transportation Systems Incorporated †	257,987	5,593,158
Swift Transportation Company †	356,026	6,938,947

		19,603,076

Information Technology : 23.76%

Communications Equipment : 2.65%

Infinera Corporation †	391,622	8,545,192
Radware Limited †	449,310	8,361,659
Ruckus Wireless Incorporated †	700,720	7,932,150

		24,839,001

Electronic Equipment, Instruments & Components : 1.22%
OSI Systems Incorporated †	156,056	11,398,330

Internet Software & Services : 4.25%

Benefitfocus Incorporated «†	250,190	9,176,969
Cornerstone OnDemand Incorporated †	253,670	9,066,166
Everyday Health Incorporated †	421,430	4,113,157
Marketo Incorporated †	266,690	7,469,987
Pandora Media Incorporated †	328,100	5,886,114
Zillow Group Incorporated Class A «	53,621	1,360,901
Zillow Group Incorporated Class C «†	107,232	2,644,341

		39,717,635

IT Services : 3.25%

Acxiom Corporation †	539,020	11,297,859
MAXIMUS Incorporated	164,060	9,933,833
Vantiv Incorporated Class A †	207,850	9,153,714

		30,385,406

Semiconductors & Semiconductor Equipment : 4.62%

Applied Micro Circuits Corporation †	750,967	4,393,157
Cypress Semiconductor Corporation	893,364	8,933,640
Exar Corporation †	11,317	66,770
FormFactor Incorporated †	796,855	5,299,086
Microsemi Corporation †	272,058	8,640,562
Nanometrics Incorporated †	230,909	3,207,326
Silicon Motion Technology Corporation	154,290	3,903,537

4

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name			Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Teradyne Incorporated			486,617	$8,778,571

				43,222,649

Software : 7.77%

Bottomline Technologies Incorporated †			245,230	6,557,450
Cadence Design Systems Incorporated †			589,302	11,797,826
PTC Incorporated †			257,676	8,534,229
Qlik Technologies Incorporated †			315,203	11,933,586
The Rubicon Project Incorporated †			353,862	5,095,613
SS&C Technologies Holdings			244,543	16,565,343
Synchronoss Technologies Incorporated †			130,160	5,257,162
Ultimate Software Group Incorporated †			39,681	6,991,395

				72,732,604

Materials : 3.05%

Chemicals : 1.36%

Calgon Carbon Corporation			403,479	6,560,569
Flotek Industries Incorporated «†			317,017	6,200,853

				12,761,422

Metals & Mining : 0.69%
Steel Dynamics Incorporated			333,281	6,492,314

Paper & Forest Products : 1.00%
Boise Cascade Company †			287,407	9,326,357

Utilities : 0.73%

Independent Power & Renewable Electricity Producers : 0.73%
Dynegy Incorporated †			263,850	6,794,138

Total Common Stocks (Cost $827,455,542)				905,332,758

Short-Term Investments : 14.19%

		Yield

Investment Companies : 14.19%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	85,005,506	85,005,506
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15	47,834,491	47,834,491

Total Short-Term Investments (Cost $132,839,997)				132,839,997

Total investments in securities (Cost $960,295,539)*	110.94%			1,038,172,755

Other assets and liabilities, net	(10.94)			(102,411,126)

Total net assets	100.00%			$935,761,629

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

5

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

*	Cost for federal income tax purposes is $962,671,758 and unrealized gains (losses) consists of:

Gross unrealized gains	$124,046,415
Gross unrealized losses	(48,545,418)

Net unrealized gains	$75,500,997

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

6

Wells Fargo Advantage Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$139,617,292	$0	$0	$139,617,292
Consumer staples	9,255,428	0	0	9,255,428
Energy	26,783,809	0	0	26,783,809
Financials	103,408,408	0	0	103,408,408
Health care	232,962,807	0	0	232,962,807
Industrials	135,635,158	0	0	135,635,158
Information technology	222,295,625	0	0	222,295,625
Materials	28,580,093	0	0	28,580,093
Utilities	6,794,138	0	0	6,794,138
Short-term investments
Investment companies	47,834,491	85,005,506	0	132,839,997

Total assets	$953,167,249	$85,005,506	$0	$1,038,172,755

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 97.67%

Consumer Discretionary : 17.83%

Auto Components : 2.18%

American Axle & Manufacturing Holdings Incorporated †	127,519	$2,575,884
Metaldyne Performance Group Incorporated	94,700	1,787,936

		4,363,820

Automobiles : 1.00%
Thor Industries Incorporated	36,550	1,994,899

Diversified Consumer Services : 1.21%
Steiner Leisure Limited †	38,089	2,425,127

Hotels, Restaurants & Leisure : 1.26%
ClubCorp Holdings Incorporated	112,094	2,523,236

Household Durables : 1.12%
The Ryland Group Incorporated	51,618	2,231,962

Media : 2.48%

National CineMedia Incorporated	167,800	2,206,570
Scholastic Corporation	63,693	2,752,175

		4,958,745

Specialty Retail : 4.71%

Asbury Automotive Group Incorporated †	24,109	1,942,462
DSW Incorporated Class A	80,188	2,380,782
Outerwall Incorporated «	26,810	1,651,496
Stage Stores Incorporated	93,390	1,003,009
The Men’s Wearhouse Incorporated	43,000	2,427,350

		9,405,099

Textiles, Apparel & Luxury Goods : 3.87%

G-III Apparel Group Limited †	50,938	3,531,532
Oxford Industries Incorporated	36,397	3,063,172
Vince Holding Corporation †	124,210	1,140,248

		7,734,952

Consumer Staples : 2.06%

Food Products : 2.06%

Darling Ingredients Incorporated †	122,330	1,570,717
Post Holdings Incorporated †	39,077	2,550,947

		4,121,664

Energy : 3.24%

Oil, Gas & Consumable Fuels : 3.24%

Carrizo Oil & Gas Incorporated †	29,000	1,056,470
Parsley Energy Incorporated Class A †	91,900	1,580,680
PDC Energy Incorporated †	31,300	1,758,434
RPC Incorporated «	106,300	1,235,206
WPX Energy Incorporated †	115,430	843,793

		6,474,583

Financials : 38.83%

Banks : 19.98%

BancorpSouth Incorporated	120,992	2,874,770

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Small Company Value Portfolio

Security name	Shares	Value

Banks (continued)

BankUnited Incorporated	78,150	$2,785,266
Columbia Banking System Incorporated	54,235	1,643,863
ConnectOne Bancorp Incorporated	76,220	1,459,613
Great Western Bancorp Incorporated	94,640	2,382,089
IBERIABANK Corporation	38,117	2,321,325
Investors Bancorp Incorporated	213,794	2,518,493
National Bank Holdings Corporation Class A	108,825	2,195,000
Pinnacle Financial Partners Incorporated	53,160	2,520,847
PrivateBancorp Incorporated	91,997	3,482,086
Renasant Corporation	71,000	2,225,140
Sterling BanCorp	178,100	2,498,743
Talmer Bancorp Incorporated Class A	162,000	2,632,500
Webster Financial Corporation	66,037	2,336,389
Western Alliance Bancorp †	126,578	3,863,161
Wintrust Financial Corporation	43,077	2,196,927

		39,936,212

Capital Markets : 1.00%
Stifel Financial Corporation †	42,993	2,003,474

Insurance : 5.69%

American Equity Investment Life Holding Company	72,108	1,749,340
Employers Holdings Incorporated	91,224	2,011,489
Horace Mann Educators Corporation	67,210	2,232,716
Kemper Corporation	47,210	1,672,178
OneBeacon Insurance Group Limited Class A	97,056	1,402,459
Primerica Incorporated	54,463	2,314,133

		11,382,315

Real Estate Management & Development : 1.43%

Alexander & Baldwin Incorporated	40,981	1,386,387
Kennedy Wilson Holdings Incorporated	61,540	1,474,498

		2,860,885

REITs : 10.73%

CareTrust REIT Incorporated	115,580	1,295,652
Columbia Property Trust Incorporated	97,400	2,082,412
Equity Commonwealth †	99,600	2,558,724
Gramercy Property Trust Incorporated	100,450	2,220,950
Highwoods Properties Incorporated	50,800	1,927,352
Parkway Properties Incorporated	122,297	1,937,184
Pebblebrook Hotel Trust	59,492	2,264,266
Physicians Realty Trust	130,900	1,898,050
Ramco-Gershenson Properties Trust	141,021	2,185,826
Sabra Health Care REIT Incorporated	66,941	1,604,576
Sunstone Hotel Investors Incorporated	106,156	1,468,137

		21,443,129

Health Care : 7.77%

Health Care Equipment & Supplies : 1.74%
Alere Incorporated †	66,697	3,466,243

Health Care Providers & Services : 4.89%

Ensign Group Incorporated	59,544	2,795,591
Health Net Incorporated †	39,303	2,517,750
Select Medical Holdings Corporation	115,980	1,496,142
WellCare Health Plans Incorporated †	32,743	2,968,808

		9,778,291

Health Care Technology : 1.14%
Computer Programs & Systems Incorporated «	49,500	2,277,990

2

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Industrials : 8.05%

Aerospace & Defense : 1.07%
Orbital ATK Incorporated	28,170	$2,132,751

Air Freight & Logistics : 0.91%
Atlas Air Worldwide Holdings Incorporated †	44,005	1,817,847

Commercial Services & Supplies : 0.83%
Essendant Incorporated	47,819	1,649,756

Construction & Engineering : 0.84%
Tutor Perini Corporation †	94,495	1,672,562

Machinery : 1.39%

NN Incorporated	63,190	1,529,830
Titan International Incorporated	136,820	1,256,008

		2,785,838

Professional Services : 0.52%
Hill International Incorporated †	263,096	1,031,336

Road & Rail : 0.40%
Universal Truckload Services	41,206	808,874

Trading Companies & Distributors : 2.09%

Air Lease Corporation	66,100	2,126,437
Avolon Holdings Limited †	70,260	2,058,618

		4,185,055

Information Technology : 10.28%

Communications Equipment : 0.89%
ARRIS Group Incorporated †	66,983	1,769,691

Electronic Equipment, Instruments & Components : 5.02%

Celestica Incorporated †	180,136	2,199,461
Itron Incorporated †	45,634	1,369,020
Jabil Circuit Incorporated	103,810	2,008,724
Plexus Corporation †	51,321	1,953,790
Tech Data Corporation †	38,418	2,506,390

		10,037,385

Semiconductors & Semiconductor Equipment : 2.53%

Advanced Energy Industries Incorporated †	86,845	2,107,728
Diodes Incorporated †	97,410	1,918,003
Xcerra Corporation †	166,071	1,039,604

		5,065,335

Software : 1.17%
Mentor Graphics Corporation	90,413	2,336,272

Technology Hardware, Storage & Peripherals : 0.67%
Avid Technology Incorporated †	162,200	1,347,882

Materials : 4.44%

Chemicals : 2.71%

A. Schulman Incorporated	60,500	2,076,965
Axiall Corporation	42,800	1,081,128
Chemtura Corporation †	83,013	2,257,954

		5,416,047

3

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Small Company Value Portfolio

Security name				Shares	Value

Metals & Mining : 1.73%

Commercial Metals Company				107,319	$1,684,908
Globe Specialty Metals Incorporated				129,000	1,772,460

					3,457,368

Telecommunication Services : 0.67%

Diversified Telecommunication Services : 0.67%
ORBCOMM Incorporated †				218,840	1,332,736

Utilities : 4.50%

Electric Utilities : 3.33%

El Paso Electric Company				64,371	2,278,733
PNM Resources Incorporated				101,017	2,587,042
Portland General Electric Company				51,724	1,786,547

					6,652,322

Multi-Utilities : 1.17%
Avista Corporation				74,910	2,351,425

Total Common Stocks (Cost $168,489,145)					195,233,108

			Expiration date

Warrants : 0.00%

Health Care : 0.00%

Health Care Equipment & Supplies : 0.00%
EnteroMedics Incorporated †(a)			5-14-2016	9,104	4

Total Warrants (Cost $0)					4

		Yield

Short-Term Investments : 4.63%

Investment Companies : 4.63%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%		4,825,450	4,825,450
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15		4,418,000	4,418,000

Total Short-Term Investments (Cost $9,243,450)					9,243,450

Total investments in securities (Cost $177,732,595)*	102.30%				204,476,562

Other assets and liabilities, net	(2.30)				(4,591,667)

Total net assets	100.00%				$199,884,895

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $178,348,127 and unrealized gains (losses) consists of:

Gross unrealized gains	$38,264,540
Gross unrealized losses	(12,136,105)

Net unrealized gains	$26,128,435

Abbreviations:

LLC	Limited liability company
REIT	Real estate investment trust

4

Wells Fargo Advantage Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$35,637,840	$0	$0	$35,637,840
Consumer staples	4,121,664	0	0	4,121,664
Energy	6,474,583	0	0	6,474,583
Financials	77,626,015	0	0	77,626,015
Health care	15,522,524	0	0	15,522,524
Industrials	16,084,019	0	0	16,084,019
Information technology	20,556,565	0	0	20,556,565
Materials	8,873,415	0	0	8,873,415
Telecommunication services	1,332,736	0	0	1,332,736
Utilities	9,003,747	0	0	9,003,747
Warrants
Health care	0	4	0	4
Short-term investments
Investment companies	4,418,000	4,825,450	0	9,243,450

Total assets	$199,651,108	$4,825,454	$0	$204,476,562

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 31.49%
FHLMC ±	2.61%	7-1-2045	$5,086,529	$5,193,338
FHLMC ±	2.62	12-1-2042	4,346,878	4,439,469
FHLMC (a)%%	2.65	9-1-2045	3,732,000	3,810,797
FHLMC ±	2.69	8-1-2045	3,942,142	4,033,234
FHLMC ±	2.74	8-1-2045	2,650,700	2,716,612
FHLMC ±	2.74	5-1-2045	2,890,878	2,966,750
FHLMC (a)%%	2.76	9-1-2045	5,990,000	6,125,693
FHLMC (a)%%	2.79	7-1-2045	4,524,000	4,614,876
FHLMC (a)%%	2.83	10-1-2045	3,960,000	4,043,611
FHLMC ±	2.89	8-1-2044	4,131,368	4,272,109
FHLMC	3.00	2-15-2045	22,011,272	22,210,838
FHLMC ±%%	3.00	9-1-2045	1,584,380	1,630,084
FHLMC	3.50	12-1-2028	732,835	777,578
FHLMC	3.50	11-1-2029	8,778,033	9,294,404
FHLMC	3.50	11-1-2029	1,329,277	1,410,788
FHLMC	3.50	1-1-2030	2,132,908	2,258,841
FHLMC	3.50	4-1-2030	9,342,041	9,917,717
FHLMC	3.50	4-1-2030	3,567,889	3,788,227
FHLMC	3.50	6-1-2030	438,839	465,944
FHLMC	3.50	7-1-2030	360,743	383,031
FHLMC	3.50	7-1-2030	3,033,014	3,219,839
FHLMC	3.50	8-1-2030	623,687	662,054
FHLMC	3.50	5-1-2043	8,373,399	8,696,355
FHLMC	3.50	12-1-2043	25,833,768	26,831,377
FHLMC	3.50	7-1-2045	869,155	901,665
FHLMC	3.50	8-1-2045	1,393,719	1,445,851
FHLMC %%	3.50	9-14-2045	7,100,000	7,341,955
FHLMC %%	3.50	10-14-2045	32,800,000	33,834,481
FHLMC	4.00	10-1-2029	2,097,740	2,252,554
FHLMC	4.00	9-1-2032	423,913	460,697
FHLMC	4.00	7-1-2035	2,752,633	2,949,520
FHLMC	4.00	4-15-2040	1,580,827	1,699,409
FHLMC	4.50	8-1-2020	16,892,746	17,557,069
FHLMC	4.50	8-1-2026	2,110,959	2,268,919
FHLMC	4.50	6-1-2042	6,307,958	6,955,452
FHLMC	5.00	8-1-2039	13,442,719	15,089,106
FHLMC	5.00	9-1-2039	578,507	649,018
FHLMC	5.00	5-1-2042	373,307	420,111
FHLMC	5.00	9-1-2043	1,007,542	1,134,756
FHLMC	5.00	9-1-2043	849,908	957,440
FHLMC	5.00	10-1-2043	211,036	237,822
FHLMC	5.00	10-1-2043	226,798	255,516
FHLMC	5.00	10-1-2043	1,311,606	1,477,518
FHLMC	5.00	7-1-2044	4,353,031	4,900,674
FHLMC	6.00	8-1-2017	15,414	15,888
FHLMC	6.00	10-1-2017	32,307	33,099
FHLMC	6.00	2-1-2023	39,563	44,666
FHLMC	6.50	4-1-2021	6,303	6,567
FHLMC Series 1590 Class IA ±	1.25	10-15-2023	40,077	41,145
FHLMC Series 1897 Class K	7.00	9-15-2026	1,360	1,527
FHLMC Series 1935 Class FL ±	0.90	2-15-2027	3,466	3,534
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	22,179	22,544
FHLMC Series 2423 Class MC	7.00	3-15-2032	21,778	25,083
FHLMC Series 271 Class 30	3.00	8-15-2042	8,915,940	8,939,237
FHLMC Series 300 Class 300	3.00	1-15-2043	21,805,514	21,935,251
FHLMC Series 4227 Class AB	3.50	10-15-2037	6,978,380	7,341,430
FHLMC Series 4425 Class A	4.00	9-15-2040	6,999,032	7,485,745
FHLMC Series 4483 Class PA	2.50	6-15-2045	21,710,000	22,111,006
FNMA ¤	0.00	10-9-2019	8,100,000	7,453,158
FNMA ±	1.93	6-1-2017	498	503
FNMA ±	2.45	7-1-2045	4,006,230	4,076,607
FNMA ±	2.51	9-1-2045	1,661,504	1,693,124
FNMA ±	2.56	8-1-2045	4,349,096	4,441,489
FNMA ±	2.56	3-1-2045	1,306,759	1,337,013
FNMA	2.63	9-6-2024	3,242,000	3,265,877
FNMA (a)%%	2.70	9-1-2045	2,978,000	3,045,461
FNMA ±	2.72	1-1-2045	6,827,093	7,024,654
FNMA ±	2.73	1-1-2045	2,387,502	2,456,324

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.75%	2-1-2045	$4,118,314	$4,239,491
FNMA %%	2.76	10-1-2045	3,144,000	3,221,495
FNMA ±	2.77	7-1-2045	2,265,670	2,329,642
FNMA %%	2.79	10-1-2045	3,760,000	3,864,869
FNMA (a)%%	2.81	10-1-2045	3,780,000	3,859,810
FNMA ±	2.83	5-1-2043	1,702,737	1,758,357
FNMA ±%%	2.95	9-1-2045	1,619,210	1,667,290
FNMA %%	3.00	9-17-2030	6,000,000	6,224,063
FNMA %%	3.00	10-19-2030	7,700,000	7,972,207
FNMA	3.00	11-1-2033	3,442,966	3,533,196
FNMA	3.00	9-1-2042	6,062,165	6,116,955
FNMA	3.00	10-1-2042	1,473,758	1,487,232
FNMA	3.00	10-25-2042	17,745,182	17,900,293
FNMA	3.00	1-1-2043	43,511,994	43,888,295
FNMA	3.00	4-1-2043	14,676,552	14,800,733
FNMA	3.50	12-1-2029	3,083,997	3,271,353
FNMA	3.50	1-1-2030	6,238,217	6,629,863
FNMA	3.50	2-1-2030	4,915,107	5,213,808
FNMA	3.50	4-1-2030	4,902,842	5,211,246
FNMA	3.50	7-1-2030	3,563,957	3,790,303
FNMA	3.50	9-1-2030	1,994,538	2,121,213
FNMA	3.50	10-1-2042	23,080	24,024
FNMA	3.50	12-1-2042	4,001,638	4,157,721
FNMA	3.50	11-1-2043	34,975	36,406
FNMA	3.50	3-1-2044	171,300	178,291
FNMA	3.50	6-1-2045	19,991,816	20,782,992
FNMA	3.50	8-1-2045	12,627,392	13,127,136
FNMA	3.50	8-1-2045	9,182,243	9,545,640
FNMA	3.50	8-1-2045	12,441,903	12,934,311
FNMA (a)%%	3.50	9-1-2045	7,534,000	7,883,308
FNMA %%	3.50	9-14-2045	40,700,000	42,176,156
FNMA (a)%%	3.50	10-1-2045	7,534,000	7,883,308
FNMA %%	3.50	10-14-2045	79,200,000	81,874,521
FNMA	4.00	3-1-2025	413,170	443,449
FNMA	4.00	6-1-2025	2,627,180	2,813,012
FNMA	4.00	10-1-2025	309,148	329,342
FNMA	4.00	11-1-2025	539,813	575,122
FNMA	4.00	2-1-2026	2,124,933	2,281,301
FNMA	4.00	6-1-2026	1,867,306	2,004,166
FNMA	4.00	1-1-2029	2,809,111	3,015,666
FNMA	4.00	3-1-2029	2,310,313	2,473,723
FNMA	4.00	7-1-2029	18,907,908	20,320,440
FNMA	4.00	11-1-2029	4,026,800	4,322,172
FNMA	4.00	8-1-2033	140,010	150,632
FNMA	4.00	9-1-2033	1,154,517	1,241,964
FNMA	4.00	7-1-2035	14,220	15,277
FNMA	4.00	7-1-2035	1,164,123	1,242,478
FNMA	4.00	6-25-2039	3,418,646	3,613,676
FNMA	4.00	9-1-2041	220,738	237,981
FNMA	4.00	10-1-2041	494,634	533,280
FNMA	4.00	11-1-2041	381,952	411,796
FNMA	4.00	12-1-2041	476,389	513,612
FNMA	4.00	7-1-2042	12,590,657	13,554,353
FNMA	4.00	4-1-2043	132,057	142,238
FNMA	4.00	11-1-2044	5,400,622	5,819,119
FNMA	4.00	11-1-2044	3,782,859	4,075,901
FNMA	4.00	6-1-2045	12,601,589	13,580,648
FNMA	4.00	6-1-2045	4,945,346	5,292,083
FNMA	4.00	6-1-2045	6,171,098	6,598,041
FNMA %%	4.00	9-14-2045	12,000,000	12,746,720
FNMA ±	4.38	4-1-2040	2,902,220	3,082,649
FNMA	4.50	1-1-2020	7,672,708	7,969,476
FNMA	4.50	10-1-2033	1,859,821	2,027,540
FNMA	4.50	5-1-2034	2,827,062	3,131,529
FNMA	4.50	5-1-2034	1,103,945	1,219,866
FNMA	4.50	2-1-2044	16,749,791	18,496,622
FNMA	4.50	3-1-2044	1,895,327	2,088,019
FNMA	4.50	4-1-2044	10,470,890	11,568,158
FNMA	4.50	6-1-2044	6,626,561	7,320,184

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	2-1-2045	$2,120,756	$2,343,145
FNMA	5.00	7-1-2041	9,634,257	10,867,254
FNMA	5.00	9-1-2043	167,555	187,897
FNMA	5.00	10-1-2043	608,437	685,870
FNMA	5.00	12-1-2043	158,279	178,526
FNMA	5.00	1-1-2044	30,093	33,945
FNMA	5.00	7-1-2044	11,797,590	13,316,412
FNMA	5.00	7-1-2044	1,444,047	1,628,771
FNMA	5.00	9-1-2044	1,388,785	1,566,598
FNMA	5.37	4-1-2017	2,460,000	2,568,319
FNMA	5.40	5-1-2017	3,067,097	3,214,860
FNMA	5.50	8-1-2041	1,303,507	1,497,453
FNMA	6.00	5-1-2017	14,077	14,423
FNMA	6.00	11-1-2017	3,692	3,789
FNMA	6.00	4-1-2022	17,790	20,080
FNMA	6.00	2-1-2029	17,593	20,080
FNMA	6.00	3-1-2033	85,295	97,270
FNMA	6.00	11-1-2033	31,598	36,031
FNMA	6.50	6-1-2017	12,876	13,171
FNMA	6.50	7-1-2017	26,168	26,847
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	567,116	642,754
FNMA Series 1999-54 Class LH	6.50	11-25-2029	19,709	22,480
FNMA Series 2005-31 Class PB	5.50	4-25-2035	75,000	88,058
FNMA Series 2007-108 Class AN ±	8.20	11-25-2037	1,171,971	1,430,749
FNMA Series 2012-134 Class LC	3.00	12-25-2042	3,071,286	3,121,099
FNMA Series 2012-411 Class A3	3.00	8-25-2042	2,248,628	2,267,694
FNMA Series 2014-49 Class LC	3.00	7-25-2054	7,265,441	7,492,479
GNMA ±	2.50	5-20-2045	15,438,267	15,750,704
GNMA ±	2.50	6-20-2045	3,676,032	3,756,322
GNMA ±	2.50	8-20-2045	2,821,000	2,886,071
GNMA (a)%%	2.50	10-1-2045	1,358,000	1,384,383
GNMA (a)%%	2.50	10-1-2045	3,768,000	3,850,831
GNMA %%	3.00	9-21-2045	38,800,000	39,312,280
GNMA %%	3.50	9-21-2045	48,500,000	50,498,729
GNMA %%	3.50	10-21-2045	14,600,000	15,165,749
GNMA	4.00	5-20-2045	665,055	712,711
GNMA	4.00	5-20-2045	28,435	30,695
GNMA	4.00	8-20-2045	320,000	343,550
GNMA	4.00	8-20-2045	86,570,946	92,306,020
GNMA (a)%%	4.00	9-1-2045	910,000	982,309
GNMA %%	4.00	9-21-2045	4,400,000	4,664,258
GNMA	4.50	4-15-2045	175,543	193,800
GNMA	4.50	5-20-2045	343,133	375,639
GNMA	4.50	5-20-2045	1,462,423	1,597,881
GNMA	4.50	6-20-2045	236,366	258,771
GNMA	4.50	6-20-2045	2,167,395	2,382,210
GNMA	4.50	7-20-2045	2,490,946	2,710,500
GNMA	4.50	7-20-2045	3,924,229	4,322,950
GNMA	4.50	8-20-2045	16,900,000	18,181,409
GNMA	4.50	8-20-2045	1,362,458	1,482,619
GNMA	5.00	12-20-2044	4,864,598	5,449,503
Structured Agency Credit Risk Debt Note Series 14-HQ1 Class M1 ±	1.85	8-25-2024	2,394,553	2,402,172
Structured Agency Credit Risk Debt Note Series 15-DN1 Class M1 ±	1.45	1-25-2025	2,989,735	2,991,140
Tennessee Valley Authority	2.88	9-15-2024	8,437,000	8,504,226

Total Agency Securities (Cost $1,186,230,561)				1,190,195,280

Asset-Backed Securities : 13.07%
Ally Auto Receivables Trust Series 2013-1 Class A3	0.63	5-15-2017	299,241	299,140
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	13,675,000	13,692,613
Ally Auto Receivables Trust Series 2014-2 Class A4	1.84	1-15-2020	1,538,000	1,550,295
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	5,810,000	5,832,444
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	8,571,000	8,580,925
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.68	10-15-2019	8,923,000	8,884,783
Ally Master Owner Trust Series 2015-2 Class A1 ±	0.77	1-15-2021	6,559,000	6,556,698
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	5,353,000	5,374,498
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	7,739,000	7,724,605
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	2,524,000	2,521,650

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57%	12-16-2019	$1,643,000	$1,649,868
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	1,600,000	1,612,870
California Republic Auto Receivables Trust Series 2015-1 Class A3	1.33	4-15-2019	3,119,000	3,128,282
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,594,000	3,624,466
California Republic Auto Receivables Trust Series 2015-2 Class A3	1.31	8-15-2019	6,130,000	6,135,474
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,734,000	2,743,996
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	1,535,000	1,543,178
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	5,658,000	5,655,607
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	5,521,000	5,530,452
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	3,972,000	3,975,849
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	4,378,000	4,398,393
Capital Auto Receivables Asset Trust Series 2014-2 Class A1 ±	0.50	6-20-2016	1,300,586	1,300,360
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	5,539,000	5,542,246
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	1,583,000	1,589,804
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	6,066,000	6,066,849
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	787,000	789,594
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	9,573,000	9,566,174
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	8,159,000	8,145,285
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	5,055,000	5,046,922
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	3,009,000	2,995,784
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	4,367,000	4,358,576
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	6,472,000	6,465,761
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	7,227,000	7,230,801
Capital One Multi-Asset Execution Trust Series 2007-A1 Class A1 ±	0.25	11-15-2019	2,029,000	2,020,342
Capital One Multi-Asset Execution Trust Series 2007-A2 Class A2 ±	0.28	12-16-2019	1,890,000	1,877,220
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6	1.32	9-7-2018	6,994,000	7,006,072
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.62	9-10-2020	556,000	557,589
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	19,596,000	19,811,870
Discover Card Execution Note Trust Series 2015-A2 Class A	1.90	10-17-2022	6,233,000	6,167,367
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.57	10-15-2017	1,873,867	1,873,450
Ford Credit Auto Owner Trust Series 2013-D Class A3	0.67	4-15-2018	2,161,289	2,159,130
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	8,608,000	8,676,597
Ford Credit Auto Owner Trust Series 2014-1 Class A2 ±	0.59	2-15-2019	1,832,000	1,822,527
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	4,412,000	4,408,885
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	3,673,000	3,697,036
Ford Credit Auto Owner Trust Series 2015-A Class A4	1.64	6-15-2020	1,904,000	1,910,502
Ford Credit Floorplan Master Owner Trust Series 2012-2 Class A	1.92	1-15-2019	5,951,000	6,009,736
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	4,403,000	4,400,953
Ford Credit Floorplan Master Owner Trust Series 2014-2 Class A ±	0.70	2-15-2021	3,680,000	3,655,458
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A2 ±	0.76	1-15-2022	11,392,000	11,348,790
Honda Auto Receivables Owner Trust Series 2013-3 Class A3	0.77	5-15-2017	2,313,979	2,314,748
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	3,393,541	3,390,992
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	8,018,000	8,002,718
Honda Auto Receivables Owner Trust Series 2014-4 Class A4	1.46	10-15-2020	1,322,000	1,322,870
Honda Auto Receivables Owner Trust Series 2014-B Class A3	0.90	12-17-2018	3,513,000	3,512,297
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	2-15-2018	849,888	850,919
Hyundai Auto Receivables Trust Series 2013-A Class A4	0.75	9-17-2018	1,786,000	1,782,119
Hyundai Auto Receivables Trust Series 2013-B Class A4	1.01	2-15-2019	1,583,000	1,583,744
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	262,817	262,970
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.51	3-27-2023	3,099,000	3,060,545
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.64	4-25-2023	3,505,000	3,458,317
Navient Student Loan Trust Series 2015-AA Class A2A 144A	2.65	12-15-2028	4,085,000	4,078,043
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.46	1-25-2037	4,525,847	4,406,188
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.48	10-27-2036	4,408,774	4,170,801
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.41	10-25-2033	5,146,000	4,896,239
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.38	3-23-2037	5,284,000	4,968,117
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.40	12-24-2035	5,365,000	5,097,861
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	0.46	3-22-2032	2,039,000	1,837,579
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.42	11-23-2022	604,924	602,818
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.38	10-26-2026	1,870,542	1,865,357
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	1.00	4-25-2046	1,874,868	1,872,406
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.72	5-15-2028	1,624,192	1,604,237
SLM Student Loan Trust Series 2004-10 Class A6A 144A±	0.85	4-27-2026	8,615,000	8,505,021
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.47	7-25-2023	7,136,210	6,938,979
SLM Student Loan Trust Series 2004-9 Class A5 ±	0.45	1-27-2020	9,304,494	9,231,603
SLM Student Loan Trust Series 2005-2 Class A5 ±	0.39	4-27-2020	8,797,338	8,718,312
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.40	4-25-2025	522,305	517,574
SLM Student Loan Trust Series 2005-5 Class A4 ±	0.44	10-25-2028	7,851,000	7,391,206
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.50	7-27-2026	2,179,947	2,185,349

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2005-6 Class A6 ±	0.44%	10-27-2031	$5,810,000	$5,496,469
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.45	10-25-2029	4,169,000	3,900,633
SLM Student Loan Trust Series 2005-9 Class A ±	0.42	1-27-2025	2,898,442	2,884,596
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.41	7-25-2025	2,929,680	2,899,352
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.40	1-25-2021	5,702,000	5,464,141
SLM Student Loan Trust Series 2007-2 Class A4 ±	0.36	7-25-2022	8,445,000	7,884,700
SLM Student Loan Trust Series 2007-2 Class B ±	0.47	7-25-2025	3,974,000	3,308,295
SLM Student Loan Trust Series 2007-3 Class A3 ±	0.34	4-25-2019	12,040,000	11,842,785
SLM Student Loan Trust Series 2007-5 Class A5 ±	0.38	1-25-2024	2,650,000	2,610,388
SLM Student Loan Trust Series 2008-5 Class A3 ±	1.60	1-25-2018	544,275	545,111
SLM Student Loan Trust Series 2010-1 Class A ±	0.60	3-25-2025	1,478,260	1,457,403
SLM Student Loan Trust Series 2011-A Class A1 144A±	1.20	10-15-2024	2,219,443	2,220,992
SLM Student Loan Trust Series 2011-A Class A2 144A	4.37	4-17-2028	806,000	849,779
SLM Student Loan Trust Series 2012-6 Class A3 ±	0.95	5-26-2026	2,631,000	2,602,104
SLM Student Loan Trust Series 2012-6 Class B ±	1.20	4-27-2043	3,834,000	3,385,050
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	2,090,000	2,148,775
SLM Student Loan Trust Series 2012-C Class A1 144A±	1.30	8-15-2023	3,976,542	3,979,357
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	5,690,000	5,808,295
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.95	10-16-2023	2,504,267	2,502,797
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.95	6-15-2045	1,370,000	1,398,636
SLM Student Loan Trust Series 2013-1 Class B ±	2.00	11-25-2043	1,064,000	938,248
SLM Student Loan Trust Series 2013-2 Class B ±	1.70	6-25-2043	1,407,000	1,301,793
SLM Student Loan Trust Series 2013-3 Class B ±	1.70	9-25-2043	1,836,000	1,695,026
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.60	10-26-2020	2,391,791	2,380,084
SLM Student Loan Trust Series 2013-6 Class A2 ±	0.70	2-25-2021	1,429,000	1,422,004
SLM Student Loan Trust Series 2013-A Class A1 144A±	0.80	8-15-2022	122,838	122,337
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.85	7-15-2022	2,839,700	2,836,582
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	1,084,000	1,073,787
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	1,451,000	1,490,403
SLM Student Loan Trust Series 2014-2 Class A3 ±	0.79	3-26-2029	4,859,000	4,678,493
SLM Student Loan Trust Series 2014-2 Class B ±	1.70	1-25-2045	1,558,000	1,433,569
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.80	7-15-2022	2,166,022	2,159,784
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,545,000	2,582,134
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	0.80	7-17-2023	6,248,888	6,191,179
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	7,297,000	7,114,852
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.20	6-15-2027	5,044,000	5,002,922
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	4,256,000	4,253,402
SMB Private Education Loan Trust Series 2015-B Class A2B 144A±	1.39	7-15-2027	5,135,000	5,105,615
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.72	2-25-2028	44,430	43,786
Trade Maps Limited Series 2013-1A Class A 144A±	0.89	12-10-2018	6,989,000	6,990,440
World Financial Network Credit Card Master Trust Series 2013-B Class A	0.91	3-16-2020	2,834,000	2,834,822
World Financial Network Credit Card Master Trust Series 2014-B Class A	0.61	7-15-2019	3,305,000	3,304,623

Total Asset-Backed Securities (Cost $497,544,365)				494,093,238

Corporate Bonds and Notes : 16.53%

Consumer Discretionary : 1.93%

Auto Components : 0.02%
Johnson Controls Incorporated	4.95	7-2-2064	1,005,000	879,152

Automobiles : 0.42%

General Motors Company	3.45	4-10-2022	3,800,000	3,634,882
General Motors Company	3.50	10-2-2018	4,780,000	4,847,207
General Motors Company	5.00	4-1-2035	2,105,000	1,977,927
General Motors Company	5.20	4-1-2045	1,235,000	1,159,528
Volkswagen Group America 144A	2.40	5-22-2020	4,280,000	4,241,921

				15,861,465

Hotels, Restaurants & Leisure : 0.16%

McDonald’s Corporation	3.38	5-26-2025	2,355,000	2,310,655
McDonald’s Corporation	2.20	5-26-2020	1,640,000	1,618,137

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)

Yum! Brands Incorporated	5.35%	11-1-2043	$1,969,000	$1,866,962

				5,795,754

Internet & Catalog Retail : 0.12%
Amazon.com Incorporated	4.95	12-5-2044	4,655,000	4,644,256

Media : 1.04%

CCO Safari II LLC 144A	4.91	7-23-2025	4,660,000	4,628,023
CCO Safari II LLC 144A	6.48	10-23-2045	3,960,000	4,016,280
Comcast Corporation	4.40	8-15-2035	1,705,000	1,706,391
Cox Communications Incorporated 144A	4.80	2-1-2035	1,545,000	1,373,979
DIRECTV Holdings LLC	3.80	3-15-2022	969,000	960,576
DIRECTV Holdings LLC	3.95	1-15-2025	5,395,000	5,225,230
DIRECTV Holdings LLC	4.45	4-1-2024	3,980,000	4,018,459
Scripps Networks Interactive Incorporated	2.80	6-15-2020	2,530,000	2,488,602
Scripps Networks Interactive Incorporated	3.50	6-15-2022	1,775,000	1,740,459
Scripps Networks Interactive Incorporated	3.90	11-15-2024	3,060,000	3,037,127
Scripps Networks Interactive Incorporated	3.95	6-15-2025	3,005,000	2,926,176
Thomson Reuters Corporation	3.85	9-29-2024	1,990,000	1,956,279
Time Warner Cable Incorporated	6.55	5-1-2037	1,065,000	1,069,498
Viacom Incorporated	4.85	12-15-2034	3,485,000	2,923,661
Viacom Incorporated	5.25	4-1-2044	1,515,000	1,301,176

				39,371,916

Multiline Retail : 0.04%
Kohl’s Corporation	5.55	7-17-2045	1,670,000	1,573,880

Specialty Retail : 0.06%
Bed Bath & Beyond Incorporated	5.17	8-1-2044	2,305,000	2,208,557

Textiles, Apparel & Luxury Goods : 0.07%
Coach Incorporated	4.25	4-1-2025	2,695,000	2,520,741

Consumer Staples : 1.44%

Beverages : 0.17%

PepsiCo Incorporated	1.25	4-30-2018	1,420,000	1,413,204
PepsiCo Incorporated	1.85	4-30-2020	2,745,000	2,690,863
PepsiCo Incorporated	3.50	7-17-2025	2,240,000	2,263,984

				6,368,051

Food & Staples Retailing : 0.23%

CVS Health Corporation	2.80	7-20-2020	2,630,000	2,656,666
CVS Health Corporation	3.88	7-20-2025	3,360,000	3,435,566
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	2,930,000	2,703,616

				8,795,848

Food Products : 0.70%

H. J. Heinz Company 144A	2.80	7-2-2020	6,075,000	6,067,382
H. J. Heinz Company 144A	3.95	7-15-2025	6,190,000	6,280,003
H. J. Heinz Company 144A	5.20	7-15-2045	1,335,000	1,400,655
Wm. Wrigley Jr. Company 144A	2.00	10-20-2017	1,455,000	1,463,590
Wm. Wrigley Jr. Company 144A	2.40	10-21-2018	2,135,000	2,156,544
Wm. Wrigley Jr. Company 144A	2.90	10-21-2019	4,456,000	4,530,117
Wm. Wrigley Jr. Company 144A	3.38	10-21-2020	4,380,000	4,490,753

				26,389,044

Tobacco : 0.34%

Altria Group Incorporated	2.63	1-14-2020	4,555,000	4,548,450
Altria Group Incorporated	4.50	5-2-2043	2,495,000	2,301,473
Reynolds American Incorporated	4.45	6-12-2025	2,745,000	2,817,597

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)

Reynolds American Incorporated	5.70%	8-15-2035	$3,020,000	$3,199,137

				12,866,657

Energy : 2.42%

Oil, Gas & Consumable Fuels : 2.42%

Chevron Corporation	1.37	3-2-2018	6,165,000	6,141,561
Chevron Corporation	2.41	3-3-2022	5,374,000	5,213,973
ConocoPhillips Company	2.88	11-15-2021	2,310,000	2,287,831
Continental Resources Incorporated	4.50	4-15-2023	1,144,000	1,029,741
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,355,000	3,371,835
Energy Transfer Partners LP	2.50	6-15-2018	3,300,000	3,276,900
Energy Transfer Partners LP	4.05	3-15-2025	3,050,000	2,766,923
Energy Transfer Partners LP	4.15	10-1-2020	1,670,000	1,681,436
Energy Transfer Partners LP	4.75	1-15-2026	4,975,000	4,714,290
Energy Transfer Partners LP	6.13	12-15-2045	395,000	378,715
Enlink Midstream Partners LP	5.05	4-1-2045	5,160,000	4,303,089
Enterprise Products Operating LLC	3.70	2-15-2026	3,280,000	3,090,731
Enterprise Products Operating LLC	3.75	2-15-2025	2,503,000	2,390,953
Enterprise Products Operating LLC	4.85	3-15-2044	480,000	431,359
Enterprise Products Operating LLC	4.90	5-15-2046	2,560,000	2,309,233
Exxon Mobil Corporation	1.31	3-6-2018	4,470,000	4,460,273
Exxon Mobil Corporation	1.91	3-6-2020	5,275,000	5,249,042
Exxon Mobil Corporation	2.71	3-6-2025	3,795,000	3,698,019
Kerr-McGee Corporation	6.95	7-1-2024	6,821,000	8,040,479
Kinder Morgan Energy Partners LP	5.30	12-1-2034	1,965,000	1,701,395
Kinder Morgan Energy Partners LP	5.55	6-1-2045	850,000	730,668
Marathon Oil Corporation	3.85	6-1-2025	765,000	696,150
Marathon Oil Corporation	5.20	6-1-2045	3,875,000	3,413,042
Marathon Petroleum Corporation	5.00	9-15-2054	469,000	409,044
MPLX LP	4.00	2-15-2025	460,000	424,438
Newfield Exploration Company	5.63	7-1-2024	1,715,000	1,667,838
ONEOK Partners LP	2.00	10-1-2017	2,595,000	2,557,988
Rowan Companies Incorporated	5.40	12-1-2042	2,101,000	1,479,045
Rowan Companies Incorporated	5.85	1-15-2044	1,290,000	940,067
Sunoco Logistics Partner LP	5.35	5-15-2045	991,000	843,647
TC Pipelines LP	4.65	6-15-2021	928,000	944,896
Valero Energy Corporation	4.90	3-15-2045	2,765,000	2,492,899
Western Gas Partners LP	3.95	6-1-2025	4,820,000	4,464,964
Western Gas Partners LP	5.38	6-1-2021	972,000	1,029,784
Williams Partners LP	4.00	9-15-2025	3,010,000	2,695,690

				91,327,938

Financials : 5.50%

Banks : 1.76%

Bank of America Corporation	1.50	10-9-2015	7,800,000	7,805,795
Bank of America Corporation	3.88	8-1-2025	10,145,000	10,237,654
Bank of America Corporation	6.00	9-1-2017	4,835,000	5,215,147
Citigroup Incorporated	1.55	8-14-2017	6,750,000	6,727,921
Citigroup Incorporated	1.70	7-25-2016	4,680,000	4,702,852
Citigroup Incorporated	4.65	7-30-2045	4,685,000	4,659,532
HSBC USA Incorporated	2.75	8-7-2020	8,740,000	8,723,429
JPMorgan Chase & Company	2.75	6-23-2020	8,239,000	8,262,168
JPMorgan Chase & Company	3.90	7-15-2025	6,540,000	6,638,610
JPMorgan Chase & Company	4.95	6-1-2045	3,555,000	3,547,197

				66,520,305

Capital Markets : 1.05%

Goldman Sachs Group Incorporated	3.75	5-22-2025	1,550,000	1,542,124
Goldman Sachs Group Incorporated	5.15	5-22-2045	2,220,000	2,187,160
Goldman Sachs Group Incorporated	6.75	10-1-2037	3,376,000	4,016,501
Lazard Group LLC	3.75	2-13-2025	6,070,000	5,726,863
Lazard Group LLC	4.25	11-14-2020	3,315,000	3,486,074

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)

Morgan Stanley	2.80%	6-16-2020	$7,400,000	$7,423,880
Morgan Stanley	3.95	4-23-2027	5,075,000	4,827,020
Morgan Stanley	4.00	7-23-2025	7,080,000	7,217,515
Morgan Stanley	5.38	10-15-2015	3,350,000	3,368,609

				39,795,746

Consumer Finance : 1.20%

Daimler Finance North America LLC 144A	1.88	1-11-2018	3,394,000	3,391,376
Daimler Finance North America LLC 144A	2.38	8-1-2018	4,905,000	4,934,710
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,090,000	996,575
ERAC USA Finance LLC 144A	5.63	3-15-2042	3,492,000	3,724,599
Ford Motor Credit Company LLC	3.66	9-8-2024	2,510,000	2,424,730
Hyundai Capital America 144A	2.00	3-19-2018	1,705,000	1,695,747
Hyundai Capital America 144A	2.60	3-19-2020	4,175,000	4,133,371
Murray Street Investment Trust I	4.65	3-9-2017	7,378,000	7,686,172
Synchrony Financial	4.50	7-23-2025	4,080,000	4,056,817
Toyota Motor Credit Corporation	1.13	5-16-2017	7,965,000	7,967,095
Toyota Motor Credit Corporation	2.75	5-17-2021	4,235,000	4,263,180

				45,274,372

Diversified Financial Services : 0.15%
General Electric Capital Corporation	5.88	1-14-2038	4,765,000	5,750,145

Insurance : 0.39%

American International Group Incorporated	3.75	7-10-2025	3,205,000	3,215,397
American International Group Incorporated	4.38	1-15-2055	1,590,000	1,428,854
American International Group Incorporated	4.50	7-16-2044	1,820,000	1,737,896
Assurant Incorporated	2.50	3-15-2018	4,115,000	4,154,833
Markel Corporation	4.90	7-1-2022	20,000	21,664
MetLife Incorporated	1.90	12-15-2017	2,170,000	2,180,553
Principal Financial Group Incorporated	3.40	5-15-2025	1,910,000	1,843,450

				14,582,647

REITs : 0.95%

American Tower Corporation	2.80	6-1-2020	2,100,000	2,074,445
American Tower Corporation	3.45	9-15-2021	4,065,000	4,024,090
American Tower Corporation	3.50	1-31-2023	3,982,000	3,786,344
American Tower Corporation	4.00	6-1-2025	2,285,000	2,216,327
DDR Corporation	3.38	5-15-2023	4,185,000	3,958,956
DDR Corporation	4.63	7-15-2022	5,095,000	5,297,628
HCP Incorporated	4.00	6-1-2025	1,705,000	1,653,112
Healthcare Trust of America Holdings LP	3.38	7-15-2021	2,155,000	2,136,342
Mid-America Apartments LP	3.75	6-15-2024	3,710,000	3,645,253
Mid-America Apartments LP	4.30	10-15-2023	3,265,000	3,339,331
Tanger Properties LP	3.75	12-1-2024	1,875,000	1,831,967
Tanger Properties LP	3.88	12-1-2023	2,145,000	2,129,399

				36,093,194

Health Care : 1.08%

Biotechnology : 0.44%

Amgen Incorporated	2.20	5-22-2019	3,085,000	3,060,554
Amgen Incorporated	2.70	5-1-2022	2,475,000	2,394,899
Baxalta Incorporated 144A	5.25	6-23-2045	3,535,000	3,543,318
Celgene Corporation	2.13	8-15-2018	1,570,000	1,570,275
Celgene Corporation	2.88	8-15-2020	2,360,000	2,370,901
Celgene Corporation	3.88	8-15-2025	1,278,000	1,269,804
Celgene Corporation	5.00	8-15-2045	2,505,000	2,519,005

				16,728,756

Health Care Equipment & Supplies : 0.13%

Boston Scientific Corporation	3.38	5-15-2022	1,680,000	1,630,931

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies (continued)

Medtronic Incorporated 144A	3.15%	3-15-2022	$1,515,000	$1,516,923
Medtronic Incorporated 144A	4.38	3-15-2035	1,632,000	1,616,569

				4,764,423

Health Care Providers & Services : 0.10%

UnitedHealth Group Incorporated	3.75	7-15-2025	2,350,000	2,405,523
WellPoint Incorporated	5.10	1-15-2044	1,485,000	1,504,645

				3,910,168

Pharmaceuticals : 0.41%

AbbVie Incorporated	2.50	5-14-2020	9,830,000	9,713,977
AbbVie Incorporated	3.60	5-14-2025	4,210,000	4,139,760
Mylan Incorporated	5.40	11-29-2043	1,638,000	1,610,575

				15,464,312

Industrials : 0.72%

Aerospace & Defense : 0.17%

Northrop Grumman Corporation	3.25	8-1-2023	4,615,000	4,499,907
Northrop Grumman Corporation	3.85	4-15-2045	2,275,000	1,993,125

				6,493,032

Air Freight & Logistics : 0.06%
FedEx Corporation	4.10	2-1-2045	2,470,000	2,194,049

Machinery : 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,190,000	1,924,636

Professional Services : 0.02%
Verisk Analytics Incorporated	5.50	6-15-2045	595,000	585,753

Road & Rail : 0.30%

Penske Truck Leasing Company LP 144A	3.05	1-9-2020	1,156,000	1,158,240
Penske Truck Leasing Company LP 144A	3.20	7-15-2020	5,740,000	5,744,667
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	4,460,000	4,319,911

				11,222,818

Transportation Infrastructure : 0.12%
Burlington North Santa Fe LLC	3.65	9-1-2025	2,355,000	2,365,098
Burlington North Santa Fe LLC	4.70	9-1-2045	2,355,000	2,330,129

				4,695,227

Information Technology : 0.74%

Electronic Equipment, Instruments & Components : 0.08%
L-3 Communications Corporation	3.95	5-28-2024	3,270,000	3,120,888

Semiconductors & Semiconductor Equipment : 0.29%

Intel Corporation	2.45	7-29-2020	3,490,000	3,503,758
Intel Corporation	3.10	7-29-2022	3,470,000	3,491,462
Intel Corporation	3.70	7-29-2025	1,920,000	1,940,339
Intel Corporation	4.90	7-29-2045	1,820,000	1,867,080

				10,802,639

Software : 0.24%

Oracle Corporation	2.50	5-15-2022	4,140,000	4,026,655
Oracle Corporation	2.95	5-15-2025	2,750,000	2,645,866
Oracle Corporation	3.90	5-15-2035	935,000	877,188

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Software (continued)

Oracle Corporation	4.13%	5-15-2045	$1,655,000	$1,557,845

				9,107,554

Technology Hardware, Storage & Peripherals : 0.13%

Apple Incorporated	2.70	5-13-2022	3,880,000	3,830,937
Apple Incorporated	4.38	5-13-2045	1,120,000	1,107,040

				4,937,977

Materials : 0.30%

Chemicals : 0.23%

Albemarle Corporation	5.45	12-1-2044	2,780,000	2,760,974
Eastman Chemical Company	4.65	10-15-2044	1,720,000	1,617,099
Monsanto Company	4.40	7-15-2044	1,555,000	1,398,612
Mosaic Company	5.45	11-15-2033	1,235,000	1,290,088
Mosaic Company	5.63	11-15-2043	1,525,000	1,606,572

				8,673,345

Metals & Mining : 0.03%
Vale Overseas Limited	8.25	1-17-2034	1,035,000	1,031,688

Paper & Forest Products : 0.04%
International Paper Company	5.15	5-15-2046	1,515,000	1,466,731

Telecommunication Services : 0.97%

Diversified Telecommunication Services : 0.97%

AT&T Incorporated	3.00	6-30-2022	6,870,000	6,593,070
AT&T Incorporated	3.40	5-15-2025	7,280,000	6,929,563
AT&T Incorporated	4.30	12-15-2042	19,000	16,133
AT&T Incorporated	4.50	5-15-2035	2,310,000	2,116,279
Verizon Communications Incorporated	2.50	9-15-2016	4,110,000	4,168,641
Verizon Communications Incorporated	4.27	1-15-2036	2,392,000	2,142,182
Verizon Communications Incorporated	4.40	11-1-2034	4,764,000	4,380,660
Verizon Communications Incorporated	4.86	8-21-2046	11,172,000	10,491,648

				36,838,176

Utilities : 1.43%

Electric Utilities : 1.10%

Alabama Power Company	3.75	3-1-2045	2,450,000	2,132,948
American Electric Power Company	1.65	12-15-2017	5,155,000	5,138,355
Appalachian Power Company	4.45	6-1-2045	3,275,000	3,113,588
Commonwealth Edison Company	3.70	3-1-2045	820,000	737,113
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	1,580,000	1,543,527
Duke Energy Progress Incorporated	3.25	8-15-2025	3,500,000	3,495,660
Duke Energy Progress Incorporated	4.20	8-15-2045	2,905,000	2,891,800
Exelon Corporation	2.85	6-15-2020	2,505,000	2,499,449
Niagara Mohawk Power Corporation 144A	4.28	10-1-2034	2,585,000	2,593,244
PacifiCorp	3.60	4-1-2024	4,694,000	4,774,601
Potomac Electric Power Company	3.60	3-15-2024	2,190,000	2,218,790
Public Service Company of Colorado	4.30	3-15-2044	1,286,000	1,291,010
Public Service Company of New Mexico	3.85	8-1-2025	1,895,000	1,892,991
Public Service Electric & Gas Company	3.05	11-15-2024	2,025,000	2,012,882
Southwestern Electric Power Company	3.55	2-15-2022	1,626,000	1,647,745
Southwestern Electric Power Company	3.90	4-1-2045	2,195,000	1,920,258
Virginia Electric & Power Company	4.45	2-15-2044	1,435,000	1,468,268

				41,372,229

Multi-Utilities : 0.33%

Berkshire Hathaway Energy	4.50	2-1-2045	1,666,000	1,623,495
Dominion Resources Incorporated	4.70	12-1-2044	2,540,000	2,477,036

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)

Pacific Gas & Electric Corporation	3.25%	6-15-2023	$1,953,000	$1,945,415
Puget Energy Incorporated	6.00	9-1-2021	4,560,000	5,211,761
Puget Sound Energy Incorporated	4.30	5-20-2045	1,375,000	1,338,055

				12,595,762

Total Corporate Bonds and Notes (Cost $637,734,410)				624,549,831

Municipal Obligations : 0.95%

California : 0.26%

California Build America Bonds (GO Revenue)	7.60	11-1-2040	3,320,000	4,893,481
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	3,650,000	5,031,416

				9,924,897

Nevada : 0.20%

Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	5,430,000	7,395,334

New Jersey : 0.17%

New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	4,874,000	6,523,410

New York : 0.13%

Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	4,900,000	4,806,312

Ohio : 0.04%

Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,449,000	1,388,693

Texas : 0.15%

North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,335,000	5,792,644

Total Municipal Obligations (Cost $31,400,283)				35,831,290

Non-Agency Mortgage-Backed Securities : 4.53%
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	5,002,000	5,554,006
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13	11-10-2046	13,623,000	14,529,447
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	6,069,000	6,559,745
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A2	2.35	5-15-2045	6,381,002	6,479,071
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	767,847	765,788
Commercial Mortgage Pass-Through Certificate Series 2012-CR4 Class A2	1.80	10-15-2045	1,201,000	1,204,033
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,108,000	1,147,550
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,486,000	1,529,996
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	399,000	425,173
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	116,000	120,604
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	6,421,000	6,583,541
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45	7-15-2047	1,823,000	1,893,831
Commercial Mortgage Pass-Through Certificate Series 2014-UBS3 Class A4	3.82	6-10-2047	3,019,000	3,150,942
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	2,085,000	2,172,347

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM ±	4.05%	12-10-2047	$4,667,000	$4,807,691
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class ASB	3.39	12-10-2047	3,637,000	3,726,688
Commercial Mortgage Pass-Through Certificate Series 2015-LC21 Class A4	3.71	7-10-2048	1,539,000	1,576,367
Commercial Mortgage Pass-Through Certificate Series 2015-PC1 Class ASB	3.61	7-10-2050	4,015,000	4,163,005
CSAIL Commercial Mortgage Trust Series 2015-C2 Class AS	3.85	6-15-2057	2,310,000	2,321,005
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB	3.22	6-15-2057	2,944,000	2,980,638
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	4,311,904	4,327,130
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	7,095,000	7,799,328
GS Mortgage Securities Trust Series 2011-GC3 Class A2 144A	3.65	3-10-2044	2,381,493	2,389,983
GS Mortgage Securities Trust Series 2012-GC6 Class A1	1.28	1-10-2045	48,582	48,608
GS Mortgage Securities Trust Series 2012-GCJ7 Class A1	1.14	5-10-2045	591,430	591,723
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	4,641,000	4,690,761
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	554,000	569,601
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	813,091	810,567
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	1,873,000	1,953,760
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	2,820,000	2,948,025
GS Mortgage Securities Trust Series 2014-GC26 Class AAB	3.37	11-10-2047	2,254,000	2,308,795
GS Mortgage Securities Trust Series 2015-GC30 Class AAB	3.12	5-10-2050	2,662,000	2,679,772
GS Mortgage Securities Trust Series 2015-GC32 Class AAB	3.51	7-10-2048	4,032,000	4,151,646
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	10,451,516	11,900,577
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	106,120	106,185
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB14 Class A4 ±	5.48	12-12-2044	938,469	943,391
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,381,534	1,419,836
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C4 Class A3 144A	4.11	7-15-2046	4,967,000	5,224,723
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-LC9 Class A2	1.68	12-15-2047	1,552,000	1,553,713
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C25 Class ASB	3.41	11-15-2047	401,000	412,520
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A3	2.91	10-15-2048	1,900,000	1,818,534
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class ASB	3.04	10-15-2048	1,386,000	1,389,497
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class A4	3.55	7-15-2048	2,418,000	2,448,416
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class AS ±	4.23	7-15-2048	3,424,000	3,526,799
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class ASB	3.56	7-15-2048	3,221,000	3,316,048
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	2,281,000	2,411,133
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C22 Class A4	3.80	9-15-2047	1,535,000	1,581,673
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-IVR2 Class A2 144A±	2.77	1-25-2045	3,606,840	3,637,999
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	3,480,635	3,492,208
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	1,557,000	1,563,167
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A3	3.05	4-15-2048	1,694,000	1,637,004
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A3	3.45	7-15-2050	4,243,000	4,284,976
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	4,399,433	4,447,370
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	7-15-2049	3,178,004	3,229,487
Perpetual Savings Bank Series 1990-1 Class 1 ±	0.00	3-1-2020	37,631	37,617
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	2,606,000	2,631,875
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	1,045,000	1,048,768

Total Non-Agency Mortgage-Backed Securities (Cost $171,102,958)				171,024,683

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities : 33.74%
U.S. Treasury Bond «	2.00%	8-15-2025	$43,548,000	$42,715,580
U.S. Treasury Bond	2.50	2-15-2045	15,638,000	14,162,570
U.S. Treasury Bond ##	2.88	8-15-2045	19,526,000	19,213,272
U.S. Treasury Bond	3.00	5-15-2045	36,386,000	36,643,722
U.S. Treasury Bond	3.13	2-15-2043	35,939,000	37,013,432
U.S. Treasury Bond	3.38	5-15-2044	15,215,000	16,426,647
U.S. Treasury Bond	3.63	2-15-2044	4,295,000	4,856,146
U.S. Treasury Bond	4.50	8-15-2039	1,560,000	2,002,528
U.S. Treasury Note	0.50	4-30-2017	17,149,000	17,104,344
U.S. Treasury Note	0.63	2-15-2017	34,196,000	34,205,336
U.S. Treasury Note	0.63	5-31-2017	9,191,000	9,180,348
U.S. Treasury Note	0.63	7-31-2017	20,877,000	20,843,284
U.S. Treasury Note	0.63	8-31-2017	53,156,000	53,032,093
U.S. Treasury Note	0.63	9-30-2017	49,489,000	49,325,340
U.S. Treasury Note	0.75	4-15-2018	16,082,000	15,982,742
U.S. Treasury Note	0.88	1-31-2017	16,561,000	16,624,611
U.S. Treasury Note	0.88	4-30-2017	38,293,000	38,417,146
U.S. Treasury Note	0.88	5-15-2017	51,989,000	52,155,521
U.S. Treasury Note	0.88	7-15-2017	38,952,000	39,057,988
U.S. Treasury Note ##	0.88	8-15-2017	144,685,000	145,001,571
U.S. Treasury Note	1.00	3-15-2018	17,596,000	17,614,564
U.S. Treasury Note	1.00	8-15-2018	23,929,000	23,888,488
U.S. Treasury Note	1.00	9-30-2019	35,035,000	34,457,483
U.S. Treasury Note	1.38	3-31-2020	7,099,000	7,059,530
U.S. Treasury Note	1.38	4-30-2020	45,749,000	45,464,258
U.S. Treasury Note	1.38	8-31-2020	74,589,000	73,971,310
U.S. Treasury Note	1.50	1-31-2019	9,563,000	9,645,060
U.S. Treasury Note	1.50	5-31-2019	10,172,000	10,234,517
U.S. Treasury Note	1.50	10-31-2019	62,295,000	62,457,216
U.S. Treasury Note	1.63	3-31-2019	34,453,000	34,858,994
U.S. Treasury Note	1.63	7-31-2019	60,881,000	61,460,465
U.S. Treasury Note ##	1.63	6-30-2020	116,812,000	117,271,305
U.S. Treasury Note	1.63	7-31-2020	19,276,000	19,340,247
U.S. Treasury Note	1.75	9-30-2019	704,000	713,414
U.S. Treasury Note	1.88	10-31-2017	21,844,000	22,324,393
U.S. Treasury Note	1.88	8-31-2022	4,569,000	4,548,773
U.S. Treasury Note	2.00	7-31-2022	1,014,000	1,018,344
U.S. Treasury Note	2.13	5-15-2025	65,374,000	64,788,380

Total U.S. Treasury Securities (Cost $1,269,593,225)				1,275,080,962

Yankee Corporate Bonds and Notes : 4.97%

Consumer Discretionary : 0.16%

Media : 0.16%

Grupo Televisa SAB	5.00	5-13-2045	1,990,000	1,845,765
Sky plc 144A	3.75	9-16-2024	4,305,000	4,137,006

				5,982,771

Consumer Staples : 0.28%

Beverages : 0.16%
Pernod Ricard SA 144A	5.75	4-7-2021	5,324,000	5,964,562

Tobacco : 0.12%
BAT International Finance plc 144A	3.95	6-15-2025	4,540,000	4,630,391

Energy : 1.02%

Energy Equipment & Services : 0.02%
Ensco plc «	5.20	3-15-2025	985,000	880,222

Oil, Gas & Consumable Fuels : 1.00%

Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	2,358,000	1,881,828
Ecopetrol SA	5.38	6-26-2026	3,635,000	3,393,273

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Ecopetrol SA	5.88%	5-28-2045	$1,825,000	$1,473,688
Ecopetrol SA	7.38	9-18-2043	565,000	552,853
Petrobras Global Finance BV	4.88	3-17-2020	3,905,000	3,417,305
Petrobras Global Finance BV «	6.25	3-17-2024	475,000	416,005
Petroleos Mexicanos Company	2.38	4-15-2025	3,875,000	3,910,387
Petroleos Mexicanos Company	2.46	12-15-2025	8,612,000	8,673,541
Petroleos Mexicanos Company 144A	4.50	1-23-2026	1,750,000	1,662,588
Petroleos Mexicanos Company 144A	5.63	1-23-2046	2,825,000	2,514,250
Statoil ASA	2.90	11-8-2020	3,900,000	3,971,261
Talisman Energy Incorporated	3.75	2-1-2021	2,552,000	2,472,898
Weatherford International Limited	4.50	4-15-2022	1,875,000	1,580,391
Weatherford International Limited	5.95	4-15-2042	2,445,000	1,871,824

				37,792,092

Financials : 2.21%

Banks : 1.68%

Barclays plc	5.25	8-17-2045	3,360,000	3,365,779
Credit Agricole SA 144A	4.38	3-17-2025	3,635,000	3,529,425
Credit Suisse Group Funding Limited 144A	4.88	5-15-2045	2,955,000	2,882,803
DNB Boligkreditt AS 144A	2.00	5-28-2021	7,990,000	7,976,721
HSBC Holdings plc	4.25	8-18-2025	4,035,000	3,993,012
Intesa Sanpaolo SpA	2.38	1-13-2017	5,085,000	5,096,111
Japan Bank for International Cooperation	1.75	5-28-2020	5,890,000	5,844,329
Rabobank Nederland NV	3.38	5-21-2025	4,640,000	4,529,600
Rabobank Nederland NV	4.38	8-4-2025	3,410,000	3,419,343
Rabobank Nederland NV	5.25	8-4-2045	2,320,000	2,372,077
Royal Bank of Scotland Group plc	5.13	5-28-2024	2,460,000	2,480,494
Stadshypotek AB 144A	1.75	4-9-2020	12,395,000	12,244,971
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,810,000	5,779,004

				63,513,669

Capital Markets : 0.16%
Deutsche Bank AG	2.95	8-20-2020	6,205,000	6,197,331

Consumer Finance : 0.17%
Volkswagen International Finance NV 144A	1.13	11-18-2016	6,475,000	6,466,699

Diversified Financial Services : 0.07%

Shell International Finance BV	4.13	5-11-2035	1,775,000	1,719,285
Shell International Finance BV	4.38	5-11-2045	730,000	719,276

				2,438,561

Insurance : 0.13%

AIA Group Limited 144A	3.20	3-11-2025	3,630,000	3,470,672
AON Corporation	4.75	5-15-2045	1,545,000	1,480,569
				4,951,241

Health Care : 0.50%

Pharmaceuticals : 0.50%

Actavis Funding SCS	2.35	3-12-2018	3,010,000	3,007,390
Actavis Funding SCS	3.00	3-12-2020	3,820,000	3,802,279
Actavis Funding SCS	3.80	3-15-2025	4,869,000	4,716,839
Actavis Funding SCS	4.75	3-15-2045	3,925,000	3,597,129
Perrigo Finance plc	3.90	12-15-2024	3,815,000	3,695,591

				18,819,228

Industrials : 0.10%

Aerospace & Defense : 0.05%
Embraer Netherlands Finance BV	5.05	6-15-2025	1,985,000	1,880,192

Wells Fargo Advantage Core Band Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electrical Equipment : 0.05%
Siemens Financieringsmaatschappij NV 144A	3.25%	5-27-2025	$1,985,000	$1,950,090

Information Technology : 0.14%

Internet Software & Services : 0.14%

Alibaba Group Holding Limited 144A	3.60	11-28-2024	3,700,000	3,507,611
Baidu Incorporated	4.13	6-30-2025	1,785,000	1,755,756

				5,263,367

Materials : 0.30%

Chemicals : 0.08%

LYB International Finance BV	4.88	3-15-2044	1,640,000	1,564,947
LyondellBasell Industries NV	4.63	2-26-2055	1,600,000	1,372,181

				2,937,128

Metals & Mining : 0.22%

Barrick Gold Corporation	4.10	5-1-2023	1,705,000	1,506,294
Rio Tinto Finance USA Limited	3.75	6-15-2025	3,675,000	3,563,012
Teck Resources Limited	3.75	2-1-2023	1,495,000	1,121,250
Xstrata Finance Canada 144A	2.05	10-23-2015	2,234,000	2,233,902

				8,424,458

Telecommunication Services : 0.22%

Diversified Telecommunication Services : 0.06%
Bharti Airtel International Company 144A	5.35	5-20-2024	2,050,000	2,187,264

Wireless Telecommunication Services : 0.16%

America Movil SAB de CV	3.13	7-16-2022	3,940,000	3,862,421
Bharti Airtel Limited 144A	4.38	6-10-2025	2,285,000	2,272,944

				6,135,365

Utilities : 0.04%

Electric Utilities : 0.04%
Comision Federal de Electricidad 144A	6.13	6-16-2045	1,430,000	1,426,425

Total Yankee Corporate Bonds and Notes (Cost $192,926,560)				187,841,056

Yankee Government Bonds : 1.46%
Hashemite Kingdom of Jordan	2.58	6-30-2022	6,057,000	6,139,714
Hashemite Kingdom of Jordan	3.00	6-30-2025	5,330,000	5,427,038
Republic of Brazil	5.00	1-27-2045	1,820,000	1,465,100
Republic of Colombia	5.00	6-15-2045	1,910,000	1,697,513
Republic of Indonesia 144A	4.13	1-15-2025	2,855,000	2,733,663
Republic of Paraguay 144A	4.63	1-25-2023	1,665,000	1,669,163
Republic of Paraguay 144A	6.10	8-11-2044	1,745,000	1,753,725
Republic of Peru	4.13	8-25-2027	1,560,000	1,548,300
Republic of Slovenia 144A	5.25	2-18-2024	9,770,000	10,771,425
Republic of Slovenia 144A	5.50	10-26-2022	2,710,000	3,041,693
Republic of Slovenia 144A	5.85	5-10-2023	1,980,000	2,257,992
Slovak Republic 144A	4.38	5-21-2022	8,520,000	9,454,644
United Mexican States	5.75	10-12-2049	7,741,000	7,392,655

Total Yankee Government Bonds (Cost $54,650,980)				55,352,625

	Yield		Shares

Short-Term Investments : 2.77%

Investment Companies : 2.77%

Securities Lending Cash Investments, LLC (l)(r)(u)	0.15		26,261,493	26,261,493

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Core Band Portfolio

Security name		Yield	Shares	Value

Investment Companies (continued)

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.15%	78,265,035	$78,265,035

Total Short-Term Investments (Cost $104,526,528)				104,526,528

Total investments in securities (Cost $4,145,709,870)*	109.51%			4,138,495,493

Other assets and liabilities, net	(9.51)			(359,443,249)

Total net assets	100.00%			$3,779,052,244

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $4,155,546,200 and unrealized gains (losses) consists of:

Gross unrealized gains	$25,434,951
Gross unrealized losses	(42,485,658)

Net unrealized losses	$(17,050,707)

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

Wells Fargo Advantage Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Agency securities	$0	$1,190,195,280	$0	$1,190,195,280

Asset-backed securities	0	494,093,238	0	494,093,238

Corporate bonds and notes	0	624,549,831	0	624,549,831

Municipal obligations	0	35,831,290	0	35,831,290

Non-agency mortgage-backed securities	0	171,024,683	0	171,024,683

U.S. Treasury securities	1,201,109,652	73,971,310	0	1,275,080,962

Yankee corporate bonds and notes	0	187,841,056	0	187,841,056

Yankee government bonds	0	55,352,625	0	55,352,625

Short-term investments

Investment companies	78,265,035	26,261,493	0	104,526,528

Total assets	$1,279,374,687	$2,859,120,806	$0	$4,138,495,493

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Real Return Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 12.59%

Consumer Staples : 2.01%

Food Products : 0.67%

Biostime International Holdings Limited «	176,000	$290,228
Marine Harvest ASA	4,555	54,953

		345,181

Household Products : 1.34%
Reckitt Benckiser Group plc	7,755	685,086

Energy : 2.10%

Oil, Gas & Consumable Fuels : 2.10%

BP plc	99,410	549,924
ENI SpA	32,056	526,265

		1,076,189

Financials : 4.19%

REITs : 4.19%

American Tower Corporation	3,716	342,578
AvalonBay Communities Incorporated	1,231	203,189
Boston Properties Incorporated	1,759	199,435
Care Capital Properties Incorporated †	653	20,767
General Growth Properties Incorporated	10,172	258,165
Host Hotels & Resorts Incorporated	9,678	171,591
Mid-America Apartment Communities Incorporated	1,671	131,324
Physicians Realty Trust	7,500	108,750
Prologis Incorporated	4,007	152,266
Public Storage Incorporated	805	162,022
Simon Property Group Incorporated	1,432	256,786
Ventas Incorporated	2,613	143,767

		2,150,640

Materials : 4.29%

Chemicals : 2.54%

Akzo Nobel NV	8,884	601,541
Nitto Denko Corporation	10,400	701,025

		1,302,566

Metals & Mining : 1.75%

Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	6,000	146,880
Detour Gold Corporation †	4,400	44,448
Franco-Nevada Corporation	2,050	88,819
Fresnillo plc	7,800	74,268
Goldcorp Incorporated-U.S. Exchange Traded Shares	10,000	138,601
Newmont Mining Corporation	6,000	102,420
Randgold Resources Limited ADR «	2,850	171,827
Royal Gold Incorporated	1,760	84,691
Silver Wheaton Corporation	2,000	24,521
Tahoe Resources Incorporated	2,800	23,411

		899,886

Total Common Stocks (Cost $6,973,733)		6,459,548

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 9.56%

Consumer Discretionary : 3.03%

Auto Components : 0.51%

Goodyear Tire & Rubber Company	8.25%	8-15-2020	$125,000	$130,313
Tenneco Incorporated	6.88	12-15-2020	125,000	130,313

				260,626

Diversified Consumer Services : 0.15%
Service Corporation International	7.00	6-15-2017	70,000	75,250

Hotels, Restaurants & Leisure : 0.23%

Hilton Worldwide Finance LLC	5.63	10-15-2021	50,000	52,125
MGM Resorts International	7.63	1-15-2017	65,000	68,413

				120,538

Household Durables : 0.52%

DR Horton Incorporated	3.63	2-15-2018	135,000	137,025
Jarden Corporation	7.50	5-1-2017	120,000	129,000

				266,025

Media : 0.66%

CCO Holdings LLC	7.38	6-1-2020	125,000	130,313
DISH DBS Corporation	4.25	4-1-2018	130,000	129,609
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	75,000	78,750

				338,672

Specialty Retail : 0.71%

Best Buy Company Incorporated	5.00	8-1-2018	100,000	105,770
Limited Brands Incorporated	6.90	7-15-2017	120,000	130,200
Sally Holdings Incorporated	6.88	11-15-2019	125,000	130,313

				366,283

Textiles, Apparel & Luxury Goods : 0.25%
HanesBrands Incorporated	6.38	12-15-2020	125,000	130,156

Consumer Staples : 0.50%

Food Products : 0.25%
Smithfield Foods Incorporated	7.75	7-1-2017	120,000	130,200

Household Products : 0.25%
Spectrum Brands Incorporated	6.38	11-15-2020	120,000	127,050

Energy : 0.91%

Energy Equipment & Services : 0.39%

SESI LLC	6.38	5-1-2019	70,000	69,650
Targa Resources Partners 144A	5.00	1-15-2018	130,000	128,700

				198,350

Oil, Gas & Consumable Fuels : 0.52%

Sabine Pass LNG LP	7.50	11-30-2016	65,000	66,950
Tesoro Corporation	4.25	10-1-2017	65,000	66,463
Tesoro Logistics LP	5.88	10-1-2020	65,000	65,163

2

Wells Fargo Advantage Real Return Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

WPX Energy Incorporated	5.25%	1-15-2017	$70,000	$68,775

				267,351

Financials : 1.70%

Banks : 0.26%
CIT Group Incorporated	4.25	8-15-2017	130,000	131,950

Consumer Finance : 1.04%

Ally Financial Incorporated	6.25	12-1-2017	125,000	133,125
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	135,755
SLM Corporation	4.63	9-25-2017	130,000	129,025
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	137,700

				535,605

REITs : 0.40%

ARC Properties Operating Partnership LP	2.00	2-6-2017	75,000	73,219
Iron Mountain Incorporated	7.75	10-1-2019	125,000	130,000

				203,219

Health Care : 0.66%

Health Care Providers & Services : 0.52%

Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	135,313
HCA Incorporated	8.00	10-1-2018	115,000	131,963

				267,276

Pharmaceuticals : 0.14%
Mallinckrodt International Finance SA	3.50	4-15-2018	70,000	70,000

Industrials : 0.87%

Aerospace & Defense : 0.25%
Huntington Ingalls Industries Incorporated	7.13	3-15-2021	120,000	127,050

Building Products : 0.03%
USG Corporation	9.75	1-15-2018	15,000	16,913

Diversified Consumer Services : 0.13%
ADT Corporation	2.25	7-15-2017	70,000	69,913

Machinery : 0.20%

Case New Holland Industrial Incorporated	7.88	12-1-2017	65,000	70,444
Manitowoc Company Incorporated	8.50	11-1-2020	30,000	31,444

				101,888

Trading Companies & Distributors : 0.26%
United Rentals North America Incorporated	7.38	5-15-2020	125,000	132,656

Information Technology : 0.39%

Communications Equipment : 0.13%
ViaSat Incorporated	6.88	6-15-2020	65,000	68,250

Internet Software & Services : 0.26%
IAC/InterActiveCorp	4.88	11-30-2018	130,000	133,575

3

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Materials : 0.86%

Chemicals : 0.25%
PolyOne Corporation	7.38%	9-15-2020	$125,000	$129,875

Containers & Packaging : 0.51%

Crown Americas LLC	6.25	2-1-2021	125,000	130,156
Owens-Illinois Incorporated	7.80	5-15-2018	120,000	132,600

				262,756

Metals & Mining : 0.10%
US Steel Corporation	7.00	2-1-2018	50,000	50,250

Telecommunication Services : 0.39%

Diversified Telecommunication Services : 0.13%
Frontier Communications Corporation	8.13	10-1-2018	60,000	64,800

Wireless Telecommunication Services : 0.26%

Sprint Nextel Corporation	6.00	12-1-2016	65,000	66,463
T-Mobile USA Incorporated	6.46	4-28-2019	65,000	66,863

				133,326

Utilities : 0.25%

Independent Power & Renewable Electricity Producers : 0.25%
NRG Energy Incorporated	7.63	1-15-2018	120,000	126,600

Total Corporate Bonds and Notes (Cost $4,956,487)				4,906,403

Loans : 4.06%

Consumer Discretionary : 0.43%

Media : 0.17%
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	90,898	89,795

Multiline Retail : 0.26%
Michaels Stores Incorporated ±	3.75	1-28-2020	133,972	133,454

Financials : 0.26%

Diversified Financial Services : 0.26%
Delos Finance SARL ±	3.50	3-6-2021	135,000	134,764

Health Care : 0.67%

Health Care Providers & Services : 0.41%

Community Health Systems Incorporated ±	3.57	12-31-2018	134,323	134,155
Iasis Healthcare LLC ±	4.50	5-3-2018	74,808	74,822

				208,977

Pharmaceuticals : 0.26%
Valeant Pharmaceuticals International Incorporated ±	3.50	2-13-2019	135,000	134,507

Industrials : 1.27%

Aerospace & Defense : 0.23%
TransDigm Incorporated ±	3.75	2-28-2020	119,440	118,140

4

Wells Fargo Advantage Real Return Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Airlines : 0.26%
Delta Air Lines Incorporated ±<	0.00%	8-12-2022	$135,000	$134,494

Commercial Services & Supplies : 0.78%

Hertz Corporation ±	3.00	3-11-2018	133,972	132,632
KAR Auction Services Incorporated ±	3.50	3-7-2021	133,835	133,667
ServiceMaster Company ±	4.25	7-1-2021	134,323	133,556

				399,855

Information Technology : 0.39%

Communications Equipment : 0.25%
Cequel Communications LLC ±	3.50	2-14-2019	130,841	130,106

Internet Software & Services : 0.14%
Zayo Group LLC ±	3.75	5-6-2021	69,646	69,200

Materials : 0.52%

Chemicals : 0.26%
Ineos US Finance LLC ±	3.75	12-15-2020	133,982	132,727

Containers & Packaging : 0.26%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	133,972	131,870

Telecommunication Services : 0.52%

Diversified Telecommunication Services : 0.52%

Level 3 Financing Incorporated ±	3.50	5-31-2022	135,000	133,650
West Corporation ±	3.25	6-30-2018	135,000	133,582

				267,232

Total Loans (Cost $2,090,346)				2,085,121

U.S. Treasury Securities : 67.97%
TIPS	0.13	4-15-2017	672,352	669,831
TIPS	0.13	4-15-2018	1,414,155	1,412,277
TIPS	0.13	4-15-2019	2,148,634	2,143,235
TIPS	0.13	4-15-2020	1,946,137	1,937,066
TIPS	0.13	1-15-2022	1,539,190	1,503,497
TIPS	0.13	7-15-2022	1,675,740	1,636,814
TIPS	0.13	1-15-2023	1,452,419	1,404,496
TIPS	0.13	7-15-2024	1,542,537	1,479,811
TIPS	0.25	1-15-2025	1,561,501	1,504,245
TIPS	0.38	7-15-2023	1,455,954	1,436,162
TIPS	0.38	7-15-2025	1,368,418	1,340,783
TIPS	0.63	7-15-2021	1,418,645	1,440,387
TIPS	0.63	1-15-2024	1,503,266	1,504,636
TIPS	0.63	2-15-2043	446,271	388,587
TIPS	0.75	2-15-2042	681,114	615,362
TIPS	0.75	2-15-2045	815,698	731,973
TIPS	1.13	1-15-2021	1,325,298	1,379,725
TIPS	1.25	7-15-2020	979,237	1,031,208
TIPS	1.38	7-15-2018	1,067,801	1,111,250
TIPS	1.38	1-15-2020	634,467	667,991
TIPS	1.38	2-15-2044	711,555	745,835
TIPS	1.63	1-15-2018	615,044	637,620
TIPS	1.75	1-15-2028	677,687	753,901
TIPS	1.88	7-15-2019	525,234	562,404
TIPS	2.00	1-15-2026	721,326	815,051
TIPS	2.13	1-15-2019	461,219	492,705

5

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Real Return Portfolio

Security name		Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
TIPS		2.13%	2-15-2040	$270,473	$327,124
TIPS		2.13	2-15-2041	386,804	471,020
TIPS		2.38	1-15-2025	873,443	1,011,784
TIPS		2.38	1-15-2027	650,766	766,463
TIPS		2.50	1-15-2029	511,230	617,284
TIPS		2.63	7-15-2017	598,666	628,240
TIPS		3.38	4-15-2032	201,644	278,972
TIPS		3.63	4-15-2028	427,831	570,987
TIPS		3.88	4-15-2029	624,128	865,953

Total U.S. Treasury Securities (Cost $34,595,541)					34,884,679

Yankee Corporate Bonds and Notes : 0.45%

Financials : 0.16%

Banks : 0.16%
Royal Bank of Scotland Group plc		4.70	7-3-2018	80,000	82,546

Information Technology : 0.04%

Communications Equipment : 0.04%
Nokia Corporation		5.38	5-15-2019	20,000	21,250

Materials : 0.25%

Metals & Mining : 0.25%
ArcelorMittal SA		6.13	6-1-2018	125,000	130,000

Total Yankee Corporate Bonds and Notes (Cost $236,038)					233,796

		Yield		Shares

Short-Term Investments : 6.11%

Investment Companies : 6.06%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.15		320,125	320,125
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01		2,791,409	2,791,409

					3,111,534

				Principal

U.S. Treasury Securities : 0.05%

U.S. Treasury Bill (z)#		0.03	9-17-2015	$25,000	25,000

Total Short-Term Investments (Cost $3,136,534)					3,136,534

Total investments in securities (Cost $51,988,679)*	100.74%				51,706,081

Other assets and liabilities, net	(0.74)				(380,969)

Total net assets	100.00%				$51,325,112

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

6

Wells Fargo Advantage Real Return Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $51,996,702 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,178,286
Gross unrealized losses	(1,468,907)

Net unrealized losses	$(290,621)

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
TIPS	Treasury inflation-protected securities

7

Wells Fargo Advantage Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of August 31, 2015, the Portfolio had unfunded loan commitments of $135,169.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks

Consumer staples	$1,030,267	$0	$0	$1,030,267

Energy	1,076,189	0	0	1,076,189

Financials	2,150,640	0	0	2,150,640

Materials	2,202,452	0	0	2,202,452

Corporate bonds and notes	0	4,906,403	0	4,906,403

Loans	0	2,085,121	0	2,085,121

U.S. Treasury securities	34,884,679	0	0	34,884,679

Yankee corporate bonds and notes	0	233,796	0	233,796

Short-term investments

Investment companies	2,791,409	320,125	0	3,111,534

U.S. Treasury securities	25,000	0	0	25,000

	44,160,636	7,545,445	0	51,706,081

Futures contracts	1,469	0	0	1,469

Total assets	$44,162,105	$7,545,445	$0	$51,707,550

Liabilities

Futures contracts	250	0	0	250

Total liabilities	$250	$0	$0	$250

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended August 31, 2015, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At August 31, 2015, the Portfolio had short and long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains (losses)
12-21-2015	JPMorgan	2 Short	10-Year U.S. Treasury Notes	$254,125	$559
12-21-2015	JPMorgan	2 Short	U.S. Treasury Bonds	309,250	5,676
12-31-2015	JPMorgan	2 Long	5-Year U.S. Treasury Notes	238,875	(1,910)

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 32.65%
FHLMC	3.50%	9-1-2032	$1,117,791	$1,170,367
FHLMC	3.50	4-1-2043	4,154,036	4,316,813
FHLMC	3.50	5-1-2044	800,407	832,631
FHLMC	4.00	4-1-2044	948,069	1,020,059
FHLMC	4.00	8-1-2044	758,558	812,457
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.99	9-25-2029	85,182	89,799
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,173,136	1,393,626
FNMA	2.57	9-1-2019	534,135	549,822
FNMA	2.57	9-1-2019	534,585	550,280
FNMA	2.73	1-1-2023	580,000	593,679
FNMA	2.73	9-1-2023	600,000	609,336
FNMA	2.76	4-1-2021	1,096,364	1,131,923
FNMA	2.78	10-1-2020	550,000	570,524
FNMA	2.97	6-1-2022	550,551	572,278
FNMA	3.00	12-1-2032	74,387	76,709
FNMA	3.03	11-1-2022	591,120	615,155
FNMA	3.31	6-1-2021	550,000	581,927
FNMA	3.50	9-1-2032	2,186,693	2,294,325
FNMA	3.50	10-1-2032	1,051,959	1,103,728
FNMA	3.50	11-1-2042	399,245	415,019
FNMA	3.50	11-1-2042	599,172	622,198
FNMA	3.50	2-1-2043	295,713	307,218
FNMA	5.00	9-1-2033	309,852	342,805
FNMA	5.50	2-1-2036	552,731	600,918
FNMA Series 2002-90 Class A2	6.50	11-25-2042	488,485	553,503
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	232,392	267,564
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,122,340	2,343,904
FNMA Series 2003-86 Class PT	4.50	9-25-2018	298,996	310,206
FNMA Series 2003-W4 Class 3A ±	6.52	10-25-2042	322,110	367,268
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	919,610	1,028,921
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,268,721	1,451,815
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	214,800	251,411
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,192,561	1,407,664
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	473,410	555,675
FNMA Series 2006-M2 Class A2F	5.26	5-25-2020	1,478,543	1,592,314
GNMA	6.50	10-15-2023	35,964	41,092
GNMA	6.50	11-15-2023	18,751	21,425
GNMA	6.50	11-15-2023	8,918	10,189
GNMA	6.50	12-15-2023	24,132	27,573
GNMA	6.50	1-15-2024	39,469	45,097
GNMA	7.00	8-15-2027	115,590	136,255
SBA Series 2006-20B Class 1	5.35	2-1-2026	648,053	710,162
SBA Series 2006-20H Class 1	5.70	8-1-2026	351,946	391,453
SBA Series 2007-20J Class 1	5.57	10-1-2027	856,780	956,295
SBA Series 2013-20A Class 1	2.13	1-1-2033	517,979	505,187
SBA Series 2013-20J Class 1%%	3.37	10-1-2033	563,474	584,541
SBA Series 2014-10A Class 1	3.19	3-10-2024	787,071	817,017
SBA Series 2014-10B Class 1	3.02	9-10-2024	1,138,665	1,177,265
SBA Series 2014-20A Class 1	3.46	1-1-2034	457,566	480,367
SBA Series 2015-20C Class 1	2.72	3-1-2035	590,000	595,272
SBA Series 2015-20E Class 1	2.77	5-1-2035	900,000	906,752
SBA Series 2015-20F Class 1	2.98	6-1-2035	600,000	608,534

Total Agency Securities (Cost $38,009,290)				39,318,317

Asset-Backed Securities : 2.85%
American Express Credit Accounts Series 2014-2 Class A	1.26	1-15-2020	570,000	571,208
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	578,936
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	550,000	550,322
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	570,000	570,080
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	550,000	549,315
CNH Equipment Trust Series 2015-A Class A4	1.85	4-15-2021	580,000	578,552
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	32,451	32,747

Total Asset-Backed Securities (Cost $3,422,236)				3,431,160

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 32.81%

Consumer Discretionary : 4.19%

Automobiles : 0.34%
General Motors Company	4.88%	10-2-2023	$400,000	$406,934

Diversified Consumer Services : 2.33%

Trustee of Dartmouth College	4.75	6-1-2019	440,000	487,043
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	203,150
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	792,508
Northwestern University	4.64	12-1-2044	350,000	381,457
Service Corporation International	5.38	1-15-2022	360,000	378,450
The President and Fellows of Harvard College	3.53	10-1-2031	250,000	243,129
The President and Fellows of Harvard College	5.63	10-1-2038	250,000	318,618

				2,804,355

Media : 1.20%

CCO Safari II LLC 144A	4.91	7-23-2025	325,000	322,770
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	402,619
Lamar Media Corporation	5.88	2-1-2022	315,000	329,175
Time Warner Incorporated	3.40	6-15-2022	140,000	138,179
Time Warner Incorporated	3.60	7-15-2025	260,000	251,335

				1,444,078

Specialty Retail : 0.11%
Home Depot Incorporated	2.63	6-1-2022	130,000	127,791

Textiles, Apparel & Luxury Goods : 0.21%
The William Carter Company	5.25	8-15-2021	250,000	258,125

Consumer Staples : 1.60%

Food & Staples Retailing : 0.77%

CVS Caremark Corporation	4.00	12-5-2023	275,000	286,491
CVS Health Corporation	3.50	7-20-2022	120,000	122,594
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	514,617

				923,702

Food Products : 0.63%

Cargill Incorporated 144A	4.31	5-14-2021	419,000	455,490
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	303,506

				758,996

Household Products : 0.20%
The Procter & Gamble Company	5.50	2-1-2034	200,000	242,746

Energy : 2.74%

Oil, Gas & Consumable Fuels : 2.74%

Chevron Corporation	3.19	6-24-2023	250,000	250,096
Cimarex Energy Company	5.88	5-1-2022	350,000	367,500
Columbia Pipeline Group Incorporated 144A	2.45	6-1-2018	210,000	209,433
Concho Resources Incorporated	6.50	1-15-2022	375,000	380,625
ConocoPhillips Company	3.35	11-15-2024	370,000	358,717
EQT Corporation	8.13	6-1-2019	400,000	468,436
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	224,312
Marathon Oil Corporation	3.85	6-1-2025	410,000	374,279
Plains All American Pipeline LP	4.65	10-15-2025	400,000	402,087
Southwestern Energy Company	4.95	1-23-2025	290,000	266,137

				3,301,622

2

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials : 12.89%

Banks : 4.85%

Bank of America Corporation	2.60%	1-15-2019	$155,000	$156,074
Bank of America Corporation	3.95	4-21-2025	120,000	116,031
Bank of America Corporation	4.00	4-1-2024	700,000	714,438
Chase Capital VI ±	0.93	8-1-2028	1,000,000	868,750
Citigroup Incorporated	3.30	4-27-2025	130,000	125,666
Citigroup Incorporated	4.40	6-10-2025	100,000	100,530
Citigroup Incorporated	6.13	11-21-2017	435,000	473,827
CoreStates Capital Trust II ±144A	0.94	1-15-2027	750,000	656,250
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	763,143
National Capital Commerce Incorporated ±(i)	1.26	4-1-2027	400,000	330,000
National City Bank ±	0.65	6-7-2017	250,000	248,344
NTC Capital Trust Series A ±	0.81	1-15-2027	450,000	381,488
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	700,000	710,500
US Bancorp	2.95	7-15-2022	200,000	196,256

				5,841,297

Capital Markets : 1.41%

Goldman Sachs Capital II ±	4.00	12-31-2049	115,000	84,479
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	258,676
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	227,338
Morgan Stanley	3.70	10-23-2024	100,000	99,808
Morgan Stanley	3.95	4-23-2027	180,000	171,205
Morgan Stanley	5.50	7-24-2020	350,000	390,207
State Street Corporation	3.55	8-18-2025	220,000	221,167
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	247,999

				1,700,879

Consumer Finance : 0.35%

Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	153,623
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	261,575

				415,198

Diversified Financial Services : 1.99%

Abay Leasing 2014 LLC	2.65	11-9-2026	539,062	547,797
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	538,168
CNH Industrial Capital LLC	3.38	7-15-2019	390,000	379,275
Deutsche Bank Capital Funding Trust VII ±144A	5.63	1-29-2049	500,000	501,875
General Electric Capital Corporation ±	0.68	5-5-2026	450,000	429,651

				2,396,766

Insurance : 1.40%

Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	807,778
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	648,153
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	225,033

				1,680,964

REITs : 2.89%

AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	185,446
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,560
Boston Properties LP	3.70	11-15-2018	180,000	188,029
Boston Properties LP	5.88	10-15-2019	200,000	225,803
Duke Realty LP	3.88	10-15-2022	150,000	151,241
ERP Operating LP	4.63	12-15-2021	470,000	507,702
Liberty Property LP	3.75	4-1-2025	100,000	96,420
Liberty Property LP	6.63	10-1-2017	400,000	437,884
Potlatch Corporation	7.50	11-1-2019	310,000	347,200
Realty Income Corporation	4.65	8-1-2023	370,000	386,586
Simon Property Group LP	3.38	10-1-2024	300,000	295,245
UDR Incorporated	4.63	1-10-2022	260,000	276,963

3

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)

Ventas Realty LP	3.50%	2-1-2025	$150,000	$141,880
Vornado Realty LP	2.50	6-30-2019	200,000	198,862

				3,480,821

Health Care : 2.67%

Health Care Equipment & Supplies : 0.35%

Becton Dickinson & Company	3.73	12-15-2024	290,000	288,837
Medtronic Incorporated 144A	3.15	3-15-2022	130,000	130,165

				419,002

Health Care Providers & Services : 1.15%

Howard Hughes Medical Institute	3.50	9-1-2023	120,000	124,062
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	375,000	351,905
Texas Health Resources	4.33	11-15-2055	375,000	362,232
The New York and Presbyterian Hospital	4.02	8-1-2045	175,000	163,217
UnitedHealth Group Incorporated	3.75	7-15-2025	380,000	388,978

				1,390,394

Life Sciences Tools & Services : 0.12%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	146,213

Pharmaceuticals : 1.05%

Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	238,102
EMD Finance LLC 144A	2.95	3-19-2022	250,000	244,916
Novartis Capital Corporation	3.40	5-6-2024	370,000	377,669
Roche Holdings Incorporated 144A	3.35	9-30-2024	400,000	401,911

				1,262,598

Industrials : 3.20%

Aerospace & Defense : 0.23%

BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	100,339
United Technologies Corporation	3.10	6-1-2022	180,000	180,428

				280,767

Air Freight & Logistics : 0.19%
FedEx Corporation	4.00	1-15-2024	225,000	231,780

Commercial Services & Supplies : 0.49%

Clean Harbors Incorporated	5.25	8-1-2020	350,000	356,125
Waste Management Incorporated	3.13	3-1-2025	240,000	232,314

				588,439

Machinery : 1.40%

Actuant Corporation	5.63	6-15-2022	360,000	358,200
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	379,541
Deere & Company	2.60	6-8-2022	340,000	331,714
Oshkosh Corporation	5.38	3-1-2022	375,000	378,750
Valmont Industries Incorporated	5.00	10-1-2044	260,000	239,371

				1,687,576

Road & Rail : 0.59%

Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	98,374
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	148,723
Burlington Northern Santa Fe LLC	3.45	9-15-2021	250,000	256,383
Union Pacific Corporation	7.88	1-15-2019	171,000	201,640

				705,120

4

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Transportation Infrastructure : 0.30%
Vessel Management Service	3.43%	8-15-2036	$356,000	$363,280

Information Technology : 0.81%

Electronic Equipment, Instruments & Components : 0.23%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	280,975

IT Services : 0.09%
Fiserv Incorporated	4.75	6-15-2021	100,000	109,510

Semiconductors & Semiconductor Equipment : 0.13%
Intel Corporation	2.45	7-29-2020	150,000	150,591

Software : 0.36%

Oracle Corporation	2.50	5-15-2022	220,000	213,977
Oracle Corporation	3.40	7-8-2024	220,000	221,531

				435,508

Materials : 1.23%

Chemicals : 0.38%

Ecolab Incorporated	4.35	12-8-2021	330,000	354,517
Valspar Corporation	3.30	2-1-2025	100,000	97,096

				451,613

Containers & Packaging : 0.57%

Ball Corporation	5.00	3-15-2022	350,000	355,250
Sealed Air Corporation 144A	6.50	12-1-2020	300,000	332,250

				687,500

Paper & Forest Products : 0.28%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	342,884

Telecommunication Services : 0.62%

Diversified Telecommunication Services : 0.62%

AT&T Incorporated	4.75	5-15-2046	280,000	255,296
Verizon Communications Incorporated	3.50	11-1-2024	110,000	107,369
Verizon Communications Incorporated	5.15	9-15-2023	350,000	382,778

				745,443

Utilities : 2.86%

Electric Utilities : 2.54%

Atlantic City Electric Company	7.75	11-15-2018	255,000	301,714
Entergy Texas Incorporated	7.13	2-1-2019	250,000	288,547
Great River Energy 144A	5.83	7-1-2017	261,811	271,615
IPALCO Enterprises Incorporated 144A	3.45	7-15-2020	350,000	343,875
ITC Holdings Corporation	3.65	6-15-2024	120,000	118,763
Kentucky Utilities Company	3.25	11-1-2020	250,000	259,472
Monongahela Power Company 144A	4.10	4-15-2024	380,000	389,497
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	375,840
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	381,859
PacifiCorp	3.35	7-1-2025	130,000	129,508
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	198,934

				3,059,624

Gas Utilities : 0.32%
AmeriGas Finance LLC	7.00	5-20-2022	375,000	389,063

Total Corporate Bonds and Notes (Cost $38,843,908)				39,512,154

5

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 8.58%

Arizona : 0.96%

Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38%	9-1-2019	$235,000	$240,367
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO Revenue)	5.38	7-1-2019	800,000	914,080

				1,154,447

Arkansas : 0.30%

Arkansas Taxable Amendment 82 Series A (GO Revenue)	2.61	7-1-2021	350,000	363,171

California : 0.22%

California Build America Bonds (GO Revenue)	6.88	11-1-2026	200,000	261,286

Georgia : 0.49%

Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	589,785

Indiana : 0.09%

Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	1-1-2039	110,000	111,986

Kentucky : 0.11%

Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	125,000	127,631

Maryland : 0.24%

Baltimore County MD (GO Revenue)	3.57	8-1-2032	300,000	284,877

Massachusetts : 0.81%

Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	438,444
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	500,000	535,640

				974,084

Minnesota : 0.24%

Minnetonka MN Independent School District #276 Series E (GO Revenue, South Dakota Credit Program Insured)	2.55	1-1-2024	290,000	287,196

Missouri : 0.32%

Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.18	8-27-2029	397,217	389,535

New Hampshire : 0.10%

New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	115,000	115,221

New Jersey : 0.99%

Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,195,748

North Carolina : 0.31%

Duke University North Carolina Series A (Education Revenue)	5.85	4-1-2037	300,000	369,114

Ohio : 0.55%

Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	392,038
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	264,795

				656,833

Oklahoma : 0.33%

Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	396,653

Oregon : 0.29%

Oregon University Series D (GO Revenue)	2.03	8-1-2020	350,000	352,265

6

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas : 0.74%

Clear Creek TX Independent School District Taxable Refunding Series B (GO Revenue)	3.40%	2-15-2022	$375,000	$397,849
Harris County TX Taxable Refunding Permanent Improvement Series B (GO Revenue)	2.12	10-1-2021	500,000	493,455

				891,304

Washington : 0.88%

King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO Revenue)	5.03	12-1-2023	230,000	260,652
King County WA School District #210 Federal Way Build America Bonds (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	436,748
Washington Build America Bonds (GO Revenue)	5.09	8-1-2033	325,000	368,862

				1,066,262

West Virginia : 0.44%

Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	536,025

Wisconsin : 0.17%

Milwaukee County WI Taxable Pension Promissory Notes Series A (GO Revenue)	6.84	12-1-2028	90,000	115,593
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue)	5.73	9-1-2037	90,000	90,000

				205,593

Total Municipal Obligations (Cost $9,806,689)				10,329,016

Non-Agency Mortgage-Backed Securities : 12.61%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	756,603
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	561,892
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	618,338
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	579,514
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±	4.19	11-10-2023	600,000	644,867
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.59	6-25-2034	611,751	621,805
Credit Suisse First Boston Commercial Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	215,827	218,412
GE Equipment Transportation LLC Series 2015-1 Class A4	1.77	5-23-2023	500,000	499,417
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	549,195
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	571,917
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	579,288
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	214,345
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	213,187
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	662,517
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	376,754
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	417,535
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	564,379
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	0.88	10-25-2035	676,591	665,305
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	500,000	498,442
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	577,042
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	548,850
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	569,456
Motel 6 Trust Series 2015-MTL6 Class B 144A	3.30	2-5-2030	500,000	498,138

7

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50%	10-25-2034	$1,069,762	$1,072,219
Sequoia Mortgage Trust Series 10 Class 1A ±	1.00	10-20-2027	305,952	298,866
South Carolina Student Loan Corporation Series 2014-1 Class B ±	1.69	8-1-2035	500,000	479,808
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A(i)	0.48	5-25-2047	2,029,802	1,329,521

Total Non-Agency Mortgage-Backed Securities (Cost $15,882,632)				15,187,612

U.S. Treasury Securities : 3.61%
U.S. Treasury Bond	2.50	2-15-2045	1,570,000	1,421,872
U.S. Treasury Bond ##	3.63	2-15-2044	275,000	310,929
U.S. Treasury Bond	4.25	11-15-2040	2,105,000	2,615,298

Total U.S. Treasury Securities (Cost $3,714,132)				4,348,099

Yankee Corporate Bonds and Notes : 5.50%

Consumer Discretionary : 0.30%

Media : 0.30%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	356,701

Energy : 2.32%

Energy Equipment & Services : 0.54%

Ensco plc	4.50	10-1-2024	80,000	68,616
Ensco plc	4.70	3-15-2021	200,000	183,125
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	404,140

				655,881

Oil, Gas & Consumable Fuels : 1.78%

BP Capital Markets plc	3.81	2-10-2024	110,000	110,537
BP Capital Markets plc	4.50	10-1-2020	350,000	381,011
Petroleos Mexicanos	2.29	2-15-2024	233,750	235,792
Petroleos Mexicanos	2.83	2-15-2024	488,750	504,180
Petroleos Mexicanos	6.38	1-23-2045	250,000	243,700
Statoil ASA	3.25	11-10-2024	310,000	303,382
Total Capital International SA	3.70	1-15-2024	200,000	203,501
Weatherford International Limited	4.50	4-15-2022	190,000	160,146

				2,142,249

Financials : 1.06%

Banks : 0.21%
Credit Suisse AG (New York)	3.63	9-9-2024	250,000	249,029

Diversified Financial Services : 0.85%

Shell International Finance BV	3.25	5-11-2025	200,000	196,862
Shell International Finance BV	3.40	8-12-2023	370,000	372,690
Tyco Electronics Group SA	3.50	2-3-2022	450,000	458,743

				1,028,295

Health Care : 0.18%

Pharmaceuticals : 0.18%
Actavis Funding SCS	4.55	3-15-2035	230,000	210,849

Industrials : 0.54%

Aerospace & Defense : 0.42%
BAE Systems plc 144A	4.75	10-11-2021	470,000	511,651

8

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Road & Rail : 0.12%
Canadian Pacific Railway Company		2.90%	2-1-2025	$150,000	$140,477

Information Technology : 0.31%

Semiconductors & Semiconductor Equipment : 0.31%
TSMC Global Limited 144A		1.63	4-3-2018	380,000	374,237

Materials : 0.48%

Metals & Mining : 0.48%

Rio Tinto Finance (USA) Limited		3.75	9-20-2021	370,000	373,851
Teck Resources Limited		3.00	3-1-2019	240,000	200,100

					573,951

Telecommunication Services : 0.31%

Wireless Telecommunication Services : 0.31%
Rogers Communications Incorporated		4.10	10-1-2023	370,000	372,089

Total Yankee Corporate Bonds and Notes (Cost $6,632,507)					6,615,409

Yankee Government Bonds : 0.80%
Hashemite Kingdom of Jordan		3.00	6-30-2025	950,000	967,296

Total Yankee Government Bonds (Cost $950,000)					967,296

		Yield		Shares

Short-Term Investments : 0.40%

Investment Companies : 0.40%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)		0.15		481,790	481,790

Total Short-Term Investments (Cost $481,790)					481,790

Total investments in securities (Cost $117,743,184)*	99.81%				120,190,853

Other assets and liabilities, net	0.19				231,398

Total net assets	100.00%				$120,422,251

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
##	All or a portion of this security is segregated for when-issued securities.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $117,753,410 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,450,809
Gross unrealized losses	(2,013,366)

Net unrealized gains	$2,437,443

Abbreviations:

AGM	Assured Guaranty Municipal
CDA	Community Development Authority
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

9

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

HFA	Housing Finance Authority
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
SFMR	Single-family mortgage revenue

10

Wells Fargo Advantage Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$39,318,317	$0	$39,318,317

Asset-backed securities	0	3,431,160	0	3,431,160

Corporate bonds and notes	0	39,512,154	0	39,512,154

Municipal obligations	0	10,329,016	0	10,329,016

Non-agency mortgage-backed securities	0	13,858,091	1,329,521	15,187,612

U.S. Treasury securities	4,348,099	0	0	4,348,099

Yankee corporate bonds and notes	0	6,615,409	0	6,615,409

Yankee government bonds	0	967,296	0	967,296

Short-term investments

Investment companies	481,790	0	0	481,790

Total assets	4,829,889	$114,031,443	$1,329,521	$120,190,853

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Non-agency mortgage-backed securities
Balance as of May 31, 2015	$1,351,797

Accrued discounts (premiums)	0

Realized gains (losses)	0

Change in unrealized gains (losses)	43,730

Purchases	0

Sales	(66,006)

Transfers into Level 3	0

Transfers out of Level 3	0

Balance as of August 31, 2015	$1,329,521

Change in unrealized gains (losses) relating to securities still held at August 31, 2015	$20,298

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 29.45%
FHLMC	6.00%	7-1-2017	$14,251	$14,675
FHLMC	7.50	7-17-2017	15,908	16,053
FHLMC Series T-54 Class 4A ±	3.08	2-25-2043	466,544	500,544
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	562,616	680,581
FHLMC Series T-63 Class 1A1 ±	1.37	2-25-2045	398,089	408,075
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	418,655	491,688
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	618,464	688,042
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	689,218	818,755
FNMA ±	1.36	4-1-2037	257,701	270,251
FNMA ±	1.37	10-1-2034	251,560	257,623
FNMA ±	1.37	4-1-2044	202,921	207,985
FNMA ±	1.37	10-1-2044	229,205	235,124
FNMA ±	1.63	7-1-2017	2,182	2,183
FNMA ±	1.85	10-1-2033	409,042	430,328
FNMA ±	1.85	9-1-2033	148,786	155,537
FNMA ±	1.93	6-1-2033	315,939	331,602
FNMA ±	1.93	4-1-2034	358,779	378,933
FNMA ±	2.01	12-1-2033	259,404	272,668
FNMA ±	2.01	1-1-2036	192,447	203,812
FNMA ±	2.04	6-1-2033	207,934	214,191
FNMA ±	2.15	8-1-2035	283,207	297,843
FNMA ±	2.33	7-1-2035	222,967	237,139
FNMA	5.50	2-1-2017	34,982	35,633
FNMA Series 2003-W4 Class 3A ±	6.52	10-25-2042	269,141	306,873
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	203,769	237,282
FNMA Series 2007-88 Class HC ±	2.33	9-25-2037	244,349	254,185
HUD	0.83	8-1-2016	150,000	149,846

Total Agency Securities (Cost $7,565,193)				8,097,451

Asset-Backed Securities : 24.49%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	89,529	89,459
Ally Auto Receivables Trust Series 2014-SN1 Class A3	0.75	2-21-2017	110,000	109,601
Ally Auto Receivables Trust Series 2014-SN2 Class A2B ±	0.50	3-20-2017	96,060	96,014
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	130,000	130,020
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,236
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	105,857	105,781
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	110,000	109,613
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	125,000	123,867
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	135,000	134,780
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	125,000	124,884
Bank of the West Auto Trust Series 2015-1 Class A2 144A±	0.55	4-16-2018	100,000	99,888
BMW Vehicle Lease Trust Series 2014-1 Class A3	0.73	2-21-2017	110,000	109,916
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	130,000	129,907
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B ±	0.60	10-20-2017	150,000	149,661
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,305
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	110,000	109,789
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	130,000	130,209
CarMax Auto Owner Trust Series 2015-3 Class A2B ±	0.64	11-15-2018	140,000	139,918
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	120,000	120,241
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	93,410	93,399
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	100,000	99,876
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.49	4-25-2024	110,000	108,687
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	92,815	92,744
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	130,000	129,909
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	100,000	99,936
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	206,585	206,458
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	120,000	119,915
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	250,000	250,023
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	109,958	109,934
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	110,000	109,630
GM Financial Automobile Lease Series 2014-1A Class A3 144A	1.01	5-22-2017	120,000	120,081
GSAMP Trust Series 2005-SEA2 Class A1 144A±	0.55	1-25-2045	217,124	212,583
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	100,000	99,809

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99%	9-17-2018	$100,000	$99,963
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	140,000	140,012
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 144A	1.42	9-17-2018	130,000	130,096
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144a 144A	1.40	11-15-2018	140,000	140,009
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	100,000	99,861
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	130,000	129,886
Mercedes Benz Auto Receivables Trust 2015-1 Class A2B ±	0.47	6-15-2018	130,000	129,858
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	130,000	130,038
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	100,000	99,787
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	130,000	129,788
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	135,000	134,526
Nissan Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.48	7-16-2018	130,000	130,003
Santander Drive Auto Receivables Trust Series 2015-3 Class A2A	1.02	9-17-2018	140,000	139,861
Santander Drive Auto Receivables Trust Series 2015-4 Class A2B ±	0.90	12-17-2018	130,000	130,000
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	140,000	139,649
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	100,000	99,818
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	110,000	109,843
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.41	11-15-2017	135,000	134,748
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B ±	0.53	2-15-2018	120,000	120,000
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	140,000	139,967
Volkswagen Auto Lease Trust Series 2015-A Class A3	1.25	12-20-2017	130,000	130,073

Total Asset-Backed Securities (Cost $6,744,586)				6,734,859

Corporate Bonds and Notes : 24.88%

Consumer Discretionary : 1.00%

Specialty Retail : 1.00%

Home Depot Incorporated	5.40	3-1-2016	110,000	112,656
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	161,306

				273,962

Consumer Staples : 2.52%

Beverages : 0.77%

Brown-Forman Corporation	2.50	1-15-2016	120,000	120,753
Pepsico Incorporated ±	0.54	7-17-2017	90,000	89,995

				210,748

Food Products : 1.75%

Cargill Incorporated 144A	1.90	3-1-2017	114,000	114,778
Diageo Capital plc	1.50	5-11-2017	90,000	90,203
Ingredion Incorporated	3.20	11-1-2015	91,000	91,313
Kellogg Company	4.45	5-30-2016	94,000	96,343
Kraft Heinz Foods Company 144A	1.60	6-30-2017	90,000	89,920

				482,557

Energy : 0.67%

Oil, Gas & Consumable Fuels : 1.59%

Chevron Corporation ±	0.43	2-22-2017	110,000	109,903
Marathon Oil Corporation	6.00	10-1-2017	70,000	75,613

				185,516

Financials : 10.70%

Banks : 2.97%

Ally Bank	0.90	9-18-2015	74,000	74,023
Bank of America Corporation	1.25	1-11-2016	70,000	70,087
Branch Banking & Trust Company ±	0.61	9-13-2016	250,000	250,127

2

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)

Citigroup Incorporated	4.59%	12-15-2015	$90,000	$90,945
HSBC USA Incorporated ±	1.08	8-7-2018	110,000	109,807
JPMorgan Chase & Company	6.00	1-15-2018	60,000	65,577
KeyBank NA	4.95	9-15-2015	157,000	157,216

				817,782

Capital Markets : 1.56%

Bank of New York Mellon Corporation	2.50	1-15-2016	115,000	115,826
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,394
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	91,435
Morgan Stanley	3.45	11-2-2015	92,000	92,422
Morgan Stanley	4.75	3-22-2017	50,000	52,457
State Street Corporation	2.88	3-7-2016	37,000	37,431

				429,965

Consumer Finance : 4.13%

AIG Global Funding 144A	1.65	12-15-2017	100,000	99,851
American Express Credit Corporation	2.75	9-15-2015	77,000	77,052
American Honda Finance Corporation	0.95	5-5-2017	60,000	59,781
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,119
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,061
BMW Bank North America	0.70	7-18-2016	245,000	245,365
Daimler Finance North America LLC 144A	2.63	9-15-2016	150,000	152,146
Discover Bank	0.85	9-25-2015	125,000	125,053
Sallie Mae Bank	0.85	10-30-2015	175,000	175,178
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	121,706

				1,136,312

Diversified Financial Services : 1.02%

Bank of America Corporation	3.88	3-22-2017	70,000	72,372
General Electric Capital Corporation	5.63	9-15-2017	80,000	86,520
JPMorgan Chase & Company	3.15	7-5-2016	120,000	122,149

				281,041

Insurance : 0.37%
MetLife Global Funding 144A	3.13	1-11-2016	100,000	100,885

REITs : 0.65%

AvalonBay Communities Incorporated	5.70	3-15-2017	80,000	84,998
ERP Operating Lp	5.38	8-1-2016	89,000	92,379

				177,377

Health Care : 1.16%

Health Care Equipment & Supplies : 0.18%
Becton Dickinson & Company	1.80	12-15-2017	50,000	49,965

Health Care Providers & Services : 0.25%
UnitedHealth Group Incorporated	1.45	7-17-2017	70,000	70,053

Pharmaceuticals : 0.73%

AbbVie Incorporated	1.20	11-6-2015	90,000	90,075
AbbVie Incorporated	1.80	5-14-2018	20,000	19,861
Merck & Company Incorporated ±	0.44	2-10-2017	90,000	89,928

				199,864

Industrials : 1.82%

Commercial Services & Supplies : 0.74%

Cintas Corporation No. 2	2.85	6-1-2016	80,000	81,076

3

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)

Cooper US Incorporated	2.38%	1-15-2016	$120,000	$120,847

				201,923

Electrical Equipment : 0.33%
ABB Treasury Center USA Incorporated 144A	2.50	6-15-2016	90,000	91,020

Road & Rail : 0.75%

Norfolk Southern Corporation	5.75	1-15-2016	106,000	107,842
Union Pacific Corporation	5.75	11-15-2017	90,000	98,495

				206,337

Information Technology : 0.98%

Communications Equipment : 0.32%
Cisco Systems Incorporated ±	0.59	6-15-2018	90,000	89,751

Software : 0.33%
Oracle Corporation ±	0.48	7-7-2017	90,000	89,909

Technology Hardware, Storage & Peripherals : 0.33%
Apple Incorporated	0.90	5-12-2017	90,000	89,860

Materials : 0.98%

Chemicals : 0.98%

Ecolab Incorporated	3.00	12-8-2016	90,000	91,746
Praxair Incorporated	1.05	11-7-2017	90,000	89,130
Sherwin-Williams Company	1.35	12-15-2017	90,000	89,452

				270,328

Telecommunication Services : 0.80%

Diversified Telecommunication Services : 0.80%

AT&T Incorporated	1.60	2-15-2017	90,000	90,014
Verizon Communications Incorporated	1.35	6-9-2017	130,000	129,576

				219,590

Utilities : 3.33%

Electric Utilities : 2.10%

Commonwealth Edison Company	5.95	8-15-2016	120,000	125,562
Connecticut Light & Power	5.38	3-1-2017	75,000	79,013
Kentucky Utilities Company	1.63	11-1-2015	110,000	110,229
Sierra Pacific Power Company	6.00	5-15-2016	120,000	124,391
Southern California Edison Company	1.13	5-1-2017	90,000	89,613
Xcel Energy Incorporated	1.20	6-1-2017	50,000	49,964

				578,772

Gas Utilities : 0.52%
Questar Corporation	2.75	2-1-2016	144,000	145,172

Multi-Utilities : 1.62%

Consumers Energy Company	5.15	2-15-2017	130,000	136,895
Duke Energy Carolinas LLC	5.30	10-1-2015	125,000	125,472
Entergy Mississippi Incorporated 1st Mortgage	3.25	6-1-2016	80,000	81,028
San Diego Gas & Electric Company	5.30	11-15-2015	100,000	100,962

				444,357

Total Corporate Bonds and Notes (Cost $6,845,436)				6,843,046

4

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 1.98%

Arizona : 0.25%

Arizona School Facilities Board Certificate of Participation Series A-3 (Miscellaneous Revenue)	0.95%	9-1-2016	$70,000	$70,118

Michigan : 0.71%

Chippewa Valley MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.18	5-1-2017	60,000	59,866
Saranac MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.03	5-1-2016	135,000	135,203

				195,069

Minnesota : 0.11%

Saint Paul MN Housing & Redevelopment Authority HealthPartners Obligated Group Series B (Health Revenue)	1.04	7-1-2016	30,000	29,988

North Carolina : 0.62%

North Carolina State Education Authority (GO Revenue, Qualified School Board Loan Fund Insured) ±	1.18	1-26-2026	168,996	169,515

Pennsylvania : 0.29%

Chester County PA (GO Revenue)	0.59	5-15-2016	80,000	80,034

Total Municipal Obligations (Cost $544,611)				544,724

Non-Agency Mortgage-Backed Securities : 7.96%
Bear Stearns Commercial Mortgage Securities Trust Series 2007 PW16 Class A1A ±	5.90	6-11-2040	107,023	113,851
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	130,043	138,918
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.41	3-15-2026	87,041	85,968
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	125,000	124,819
CNH Equipment Trust Series 2015 Class A2B ±	0.67	12-17-2018	140,000	140,113
Commercial Mortgage Trust Pass-Through Certificates Series 2007-C9 Class A4 ±	5.99	12-10-2049	140,000	148,859
Dell Equipment Finance Trust 2015-1 Class A2 144A	1.01	7-24-2017	140,000	139,837
Gahr Commericial Mortgage Trust Series 2015 Nrf Afl1 144a 144A±	1.50	12-15-2016	140,000	139,880
GE Equipment Transportation LLC Series 2014-1 Class A3	0.97	4-23-2018	120,000	119,812
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	110,000	109,895
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	130,000	130,538
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	105,769	110,516
Morgan Stanley Capital I Series 2007-T27 Class A4 ±	5.83	6-11-2042	124,119	132,204
SLMA Series 2014-1 Class A1 ±	0.48	5-28-2019	30,526	30,465
SLMA Series Series 2006 1 A5 ±	0.41	7-26-2021	135,000	130,004
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	143,164	143,417
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	100,000	99,888
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	150,000	150,546

Total Non-Agency Mortgage-Backed Securities (Cost $2,199,587)				2,189,530

U.S. Treasury Securities : 3.99%
U.S. Treasury Note	0.63	7-31-2017	1,100,000	1,098,224

Total U.S. Treasury Securities (Cost $1,099,794)				1,098,224

Yankee Corporate Bonds and Notes : 4.28%

Energy : 1.28%

Oil, Gas & Consumable Fuels : 1.28%

BP Capital Markets plc ±	0.63	11-6-2015	100,000	100,005
Schlumberger SA 144A	2.65	1-15-2016	100,000	100,722

5

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name		Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Total Capital SA		2.30%	3-15-2016	$150,000	$151,374

					352,101

Financials : 1.68%

Banks : 0.93%

Bank of Nova Scotia ±		0.76	6-11-2018	90,000	89,974
BNP Paribas		3.60	2-23-2016	75,000	75,971
Toronto Dominion Bank ±		0.83	7-23-2018	90,000	89,918

					255,863

Diversified Financial Services : 0.75%

ConocoPhillips Canada Funding Company		5.63	10-15-2016	100,000	104,849
Deutsche Bank AG (London)		3.25	1-11-2016	100,000	100,794

					205,643

Industrials : 0.84%

Machinery : 0.29%
Pentair Finance SA		1.35	12-1-2015	80,000	80,120

Road & Rail : 0.55%

Canadian National Railway Company		1.45	12-15-2016	90,000	90,406
Canadian National Railway Company		5.80	6-1-2016	57,000	59,113

					149,519

Materials : 0.48%

Metals & Mining : 0.48%
Rio Tinto Finance USA Limited		1.88	11-2-2015	132,000	132,210

Total Yankee Corporate Bonds and Notes (Cost $1,176,200)					1,175,456

Short-Term Investments : 2.95%

		Yield		Shares

Investment Companies : 0.32%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15		87,632	87,632

				Principal

U.S. Treasury Securities : 2.63%

U.S Treasury Bill (z)#		0.26	3-3-2016	$725,000	724,021

Total Short-Term Investments (Cost $811,772)					811,653

Total investments in securities (Cost $26,987,179)*	99.98%				27,494,943

Other assets and liabilities, net	0.02				6,272

Total net assets	100.00%				$27,501,215

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

6

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

*	Cost for federal income tax purposes is $26,987,179 and unrealized gains (losses) consists of:

Gross unrealized gains	$549,865
Gross unrealized losses	(42,101)

Net unrealized gains	$507,764

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
HUD	Department of Housing and Urban Development
LLC	Limited liability company
plc	Public limited company

7

Wells Fargo Advantage Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$8,097,451	$0	$8,097,451

Asset-backed securities	0	6,734,859	0	6,734,859

Corporate bonds and notes	0	6,843,046	0	6,843,046

Municipal obligations	0	544,724	0	544,724

Non-agency mortgage-backed securities	0	2,189,530	0	2,189,530

U.S. Treasury securities	1,098,224	0	0	1,098,224

Yankee corporate bonds and notes	0	1,175,456	0	1,175,456

Short-term investments

Investment companies	87,632	0	0	87,632

U.S. Treasury securities	724,021	0	0	724,021

	1,909,877	25,585,066	0	27,494,943

Futures contracts	2,500	0	0	2,500

Total assets	$1,912,377	$25,585,066	$0	$27,497,443

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended August 31, 2015, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At August 31, 2015, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains
12-31-2015	JPMorgan	20 Short	5-Year U.S. Treasury Notes	$2,388,750	$7,148

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

PIK — Payment-in-kind

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian leu

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 26, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 26, 2015